     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2001


                                                      REGISTRATION NO. 333-18117
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ___                     [ ]
                         POST-EFFECTIVE AMENDMENT NO. 5                      [x]
                                       AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]
                         POST-EFFECTIVE AMENDMENT NO. 6                      [x]
                        (Check appropriate box or boxes)


                                   ----------

                    PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM
                            VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)


                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                               (Name of Depositor)


                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7547


    (Address and telephone number of depositor's principal executive offices)

                                   ----------

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     (Name and address of agent for service)


                                   Copies to:


      CHRISTOPHER E. PALMER                             ADAM SCARAMELLA
         SHEA & GARDNER                                 VICE PRESIDENT,
1800 MASSACHUSETTS AVENUE, N.W.                        CORPORATE COUNSEL
     WASHINGTON, D.C. 20036                    THE PRUDENTIAL INSURANCE COMPANY
         (202) 828-2093                                  OF AMERICA
                                                    213 WASHINGTON STREET
                                                   NEWARK, NEW JERSEY 07102-2992
                                                        (973) 367-1388


It is proposed that this filing will become effective (Check appropriate space):


     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [x] on May 1, 2001 pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


     [ ] on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      Title of Securities Being Registered:
               Interests in Individual Variable Annuity Contracts

================================================================================

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

DISCOVERY SELECT(R)
--------------------------------------------------------------------------------
VARIABLE ANNUITY
--------------------------------------------------------------------------------

PROSPECTUS: MAY 1, 2001


This prospectus describes an individual variable annuity contract offered by Pruco Life Insurance Company of New Jersey (Pruco Life of New Jersey). Pruco Life of New Jersey is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America.

The Funds
------------------------------------------------------------


Discovery Select offers a wide variety of investment choices, including 40 variable investment options that invest in mutual funds managed by these leading asset managers.


Prudential Investments

A I M Capital Management, Inc.

Alliance Capital Management L.P.
American Century

Credit Suisse Asset Management, LLC

Davis Selected Advisers, L.P.

Fidelity Management & Research Co.

Franklin Advisers

INVESCO Funds Group, Inc.

Janus Capital

Jennison Associates

MFS
Oppenheimer Capital

PIMCO

T. Rowe Price


Please Read this Prospectus

------------------------------------------------------------

Please read this prospectus before purchasing a Discovery Select variable annuity contract and keep it for future reference. Current prospectuses for each of the underlying mutual funds accompany this prospectus. These prospectuses contain important information about the mutual funds. Please read these prospectuses and keep them for reference.

To Learn More About Discovery Select
------------------------------------------------------------


To learn more about the Discovery Select variable annuity, you can request a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. Pruco Life of New Jersey also files other reports with the SEC. All of these filings can be reviewed and copied at the SEC's offices, and can also be obtained from the SEC's Public Reference Section, 450 5th Street N.W., Washington, D.C. 20549. The SEC also maintains a Web site (http://www.sec.gov) that contains the Discovery Select SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The Table of Contents of the SAI is on Page 35 of this prospectus.


For a Free Copy of the SAI call us at:
------------------------------------------------------------

----  (888) PRU-2888 or write to us at:

---- Pruco Life Insurance Company of New Jersey
      213 Washington Street
      Newark, New Jersey 07102-2992


----  Prudential Annuity Service Center
      P.O. Box 7960
      Philadelphia, PA 19101


THE SEC HAS NOT DETERMINED THAT THIS CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN A VARIABLE ANNUITY CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF YOUR MONEY. AN INVESTMENT IN DISCOVERY SELECT IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

CONTENTS
--------------------------------------------------------------------------------


                                       PART I: DISCOVERY SELECT PROSPECTUS
                                       ------------------------------------------------------------

                                       SUMMARY
                                       ------------------------------------------------------------
                                                Glossary...........................................      6
                                                Summary............................................      7
                                                Summary of Contract Expenses.......................     10
                                                Expense Examples...................................     13

                                       PART II: DISCOVERY SELECT PROSPECTUS
                                       ------------------------------------------------------------

                                       SECTIONS 1-9
                                       ------------------------------------------------------------

                                           Section 1: What is the Discovery Select Variable
                                             Annuity?..............................................     18
                                                Short Term Cancellation Right or "Free Look".......     18

                                           Section 2: What Investment Options Can I Choose?........     19
                                                Variable Investment Options........................     19
                                                Fixed Interest-Rate Options........................     20
                                                Transfers Among Options............................     21
                                                Other Available Features...........................     21
                                                Voting Rights......................................     22
                                                Substitution.......................................     22

                                           Section 3: What Kind of Payments Will I Receive During
                                             the Income Phase? (Annuitization).....................     23
                                                Payment Provisions.................................     23
                                                    Option 1: Annuity Payments for a Fixed
                                                      Period.......................................     23
                                                    Option 2: Life Annuity with 120 Payments (10
                                                      Years) Certain...............................     23
                                                    Option 3: Interest Payment Option..............     23
                                                    Option 4: Other Annuity Options................     23

                                           Section 4: What is the Death Benefit?...................     24
                                                Beneficiary........................................     24
                                                Calculation of the Death Benefit...................     24

                                           Section 5: How Can I Purchase a Discovery Select
                                             Contract?.............................................     25
                                                Purchase Payments..................................     25
                                                Allocation of Purchase Payments....................     25
                                                Calculating Contract Value.........................     25

                                           Section 6: What are the Expenses Associated with the
                                             Discovery Select Contract?............................     26
                                                Insurance Charges..................................     26
                                                Annual Contract Fee................................     26
                                                Withdrawal Charge..................................     26
                                                Taxes Attributable to Premium......................     27
                                                Transfer Fee.......................................     27
                                                Company Taxes......................................     27

                                           Section 7: How Can I Access My Money?...................     28
                                                Automated Withdrawals..............................     28
                                                Suspension of Payments or Transfers................     28

--------------------------------------------------------------------------------


                                           Section 8: What are the Tax Considerations Associated
                                             with the Discovery Select Contract?...................     29
                                                Contracts Owned By Individuals (Not Associated with
                                                  Tax Favored Retirement Plans)....................     29
                                                Contracts Held by Tax Favored Plans................     30

                                           Section 9: Other Information............................     34
                                                Pruco Life Insurance Company of New Jersey.........     34
                                                The Separate Account...............................     34
                                                Sale and Distribution of the Contract..............     34
                                                Assignment.........................................     35
                                                Financial Statements...............................     35
                                                Statement of Additional Information................     35
                                                Householding.......................................     35
                                                Accumulation Unit Values...........................     36
                                                Market-Value Adjustment Formula....................     39
                                                IRA Disclosure Statement...........................     41

                                       PART III: PROSPECTUSES
                                       ------------------------------------------------------------

                                       VARIABLE INVESTMENT OPTIONS
                                       ------------------------------------------------------------

                                        THE PRUDENTIAL SERIES FUND

                                        AIM VARIABLE INSURANCE FUNDS

                                        ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

                                        AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

                                        CREDIT SUISSE WARBURG PINCUS TRUST

                                        DAVIS VARIABLE ACCOUNT FUND, INC.

                                        FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                                        JANUS ASPEN SERIES

                                        MFS VARIABLE INSURANCE TRUST

                                        OCC ACCUMULATION TRUST

                                        T. ROWE PRICE

                       THIS PAGE INTENTIONALLY LEFT BLANK

PART I SUMMARY
--------------------------------------------------------------------------------
DISCOVERY SELECT PROSPECTUS

                               [ROCKWELL GRAPHIC]

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

GLOSSARY
--------------------------------------------------------------------------------
We have tried to make this prospectus as easy to read and understand as possible. By the nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

ACCUMULATION PHASE

The period that begins with the contract date (see below definition) and ends when you start receiving income payments or earlier if the contract is terminated through a full withdrawal or payment of a death benefit.

ANNUITANT

The person whose life determines how long the contract lasts and the amount of income payments that will be paid.

ANNUITY DATE

The date when income payments are scheduled to begin.

BENEFICIARY

The person(s) or entity you have chosen to receive a death benefit.

CASH VALUE

This is the total value of your contract minus any withdrawal charge(s) or market-value adjustment, if applicable.


CO-ANNUITANT



The person shown on the contract data pages who becomes the Annuitant upon the death of the Annuitant before the Annuity Date. No Co-Annuitant may be designated if the Owner is a non-natural person.


CONTRACT DATE

The date we receive your initial purchase payment and all necessary paperwork in good order at the Prudential Annuity Service Center. Contract anniversaries are measured from the contract date. A contract year starts on the contract date or on a contract anniversary.

CONTRACTOWNER, OWNER OR YOU

The person entitled to the ownership rights under the contract.

CONTRACT VALUE

The total value of the amounts in a contract allocated to the variable investment options and the interest rate options as of a particular date.

DEATH BENEFIT


If the sole or last surviving annuitant dies, the designated person(s) or the beneficiary will receive, at a minimum, the total amount invested or a potentially greater amount related to market appreciation. See "What is the Death Benefit?" on page 24.


INCOME OPTIONS

Options under the contract that define the frequency and duration of income payments. In your contract, these are referred to as payout or annuity options.

INTEREST-RATE OPTION

An investment option that offers a fixed-rate of interest for a selected period during which periodic transfers are made to selected variable investment options (dollar cost averaging option), a one-year period (fixed-rate option) or a seven-year period (market-value adjustment option).

PRUDENTIAL ANNUITY SERVICE CENTER


For general correspondence: P.O. Box 7960, Philadelphia, PA 19101. For express overnight mail: 2101 Welsh Road, Dresher, PA 19025. The phone number is (888) PRU-2888.


PURCHASE PAYMENTS

The amount of money you pay us to purchase the contract. Generally, you can make additional purchase payments at any time during the accumulation phase.

SEPARATE ACCOUNT

Purchase payments allocated to the variable investment options are held by us in a separate account called the Pruco Life of New Jersey Flexible Premium Variable Annuity Account. The Separate Account is set apart from all of the general assets of Pruco Life of New Jersey.

TAX DEFERRAL

This is a way to increase your assets without currently being taxed. You do not pay taxes on your contract earnings until you take money out of your contract.

VARIABLE INVESTMENT OPTION

When you choose a variable investment option, we purchase shares of the mutual fund which are held as an investment for that option. We hold these shares in the Separate Account. The division of the Separate Account of Pruco Life of New Jersey that invests in a particular mutual fund is referred to in your contract as a subaccount.
--------------------------------------------------------------------------------
 6

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

SUMMARY OF SECTIONS 1-9
--------------------------------------------------------------------------------

For a more complete discussion of the following topics, see the corresponding section in the prospectus.
SECTION 1
WHAT IS THE DISCOVERY SELECT VARIABLE ANNUITY?


This variable annuity contract, offered by Pruco Life of New Jersey, is a contract between you, as the owner, and us. The contract allows you to invest on a tax-deferred basis in one or more of 40 variable investment options. There are also two fixed interest rate options which are available in most states. The contract is intended for retirement savings or other long-term investment purposes and provides a death benefit and guaranteed income options.


   The variable investment options are designed to offer the opportunity over the long term for a better return than the fixed interest rate options. However, this is NOT guaranteed. It is possible, due to market changes, that your investments may decrease in value.

   The fixed interest-rate options offer an interest-rate that is guaranteed. While your money is in a fixed account, your principal amount is guaranteed and the interest amount that your money will earn is guaranteed by us to always be at least 3.0%. Payments allocated to the fixed interest-rate options become part of Pruco Life of New Jersey's general assets. As a result, the strength of our guarantee is based on the overall financial strength of Pruco Life of New Jersey.

   You can invest your money in any or all of the variable investment options and the interest-rate options. You are allowed 12 transfers each contract year among the variable investment options, without a charge. There are certain restrictions on transfers involving the interest-rate options.

   The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings grow on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase starts when you begin receiving regular payments from your contract. The amount of money you are able to accumulate in your contract during the accumulation phase will help determine the amount of the payments you will receive during the income phase. Other factors will affect the amount of your payments such as age, gender and the payout option you selected.

   Free Look. If you change your mind about owning Discovery Select, you may cancel your contract within 10 days after receiving it (or whatever time period is required in the state where the contract was issued).
SECTION 2
WHAT INVESTMENT OPTIONS CAN I CHOOSE?


You generally can invest your money in any of the variable investment options that invest in the mutual funds described in the fund prospectuses provided with this prospectus:


The Prudential Series Fund

   Diversified Bond Portfolio

   Diversified Conservative Growth Portfolio


   Equity Portfolio


   Global Portfolio

   High Yield Bond Portfolio

   Money Market Portfolio

   Prudential Jennison Portfolio

   Small Capitalization Stock Portfolio

   Stock Index Portfolio


   Value Portfolio


   20/20 Focus Portfolio


   SP Aggressive Growth Asset Allocation Portfolio



   SP Alliance Technology Portfolio



   SP Balanced Asset Allocation Portfolio



   SP Conservative Asset Allocation Portfolio



   SP Growth Asset Allocation Portfolio



   SP INVESCO Small Company Growth Portfolio



   SP Jennison International Growth Portfolio



   SP Large Cap Value Portfolio



   SP MFS Capital Opportunities Portfolio



   SP MFS Mid-Cap Growth Portfolio



   SP PIMCO Total Return Portfolio



   SP Prudential U.S. Emerging Growth Portfolio



   SP Small/Mid Cap Value Portfolio



   SP Strategic Partners Focused Growth Portfolio


AIM Variable Insurance Funds

   AIM V.I. Growth and Income Fund

   AIM V.I. Value Fund

--------------------------------------------------------------------------------

SUMMARY OF SECTIONS 1-9 CONTINUED
--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

Alliance Variable Products Series Fund, Inc.

   Alliance Premier Growth Portfolio

American Century Variable Portfolios, Inc.

   American Century VP Value


Credit Suisse Warburg Pincus Trust



   Global Post-Venture Capital Portfolio


Davis Variable Account Fund, Inc.


   Davis Value Portfolio


Franklin Templeton Variable Insurance Products Trust

   Franklin Small Cap Fund -- Class 2

Janus Aspen Series

   Growth Portfolio

   International Growth Portfolio

MFS Variable Insurance Trust

   Emerging Growth Series

   Research Series

OCC Accumulation Trust

   Managed Portfolio

   Small Cap Portfolio

T. Rowe Price

   Equity Series--Equity Income Portfolio

   International Series--International Stock Portfolio

   Depending upon market conditions, you may earn or lose money in any of these options. The value of your contract will fluctuate depending upon the investment performance of the mutual funds used by the variable investment options you choose. Performance information for the variable investment options is provided in the Statement of Additional Information (SAI). Past performance is not a guarantee of future results.

   You can also put your money into one or more of the fixed interest-rate options.


   Depending on the terms of your contract, not all portfolios of the Prudential Series Fund may be available to you.

SECTION 3
WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE INCOME PHASE? (ANNUITIZATION)


If you want to receive regular income from your annuity, you can choose one of several options, including guaranteed payments for the annuitant's lifetime. Generally, once you begin receiving regular payments, you cannot change your payment plan.

SECTION 4
WHAT IS THE DEATH BENEFIT?

If the sole or last surviving annuitant dies the designated person(s) or the beneficiary will receive at a minimum, the total amount invested or a potentially greater amount related to market appreciation.
SECTION 5
HOW CAN I PURCHASE A DISCOVERY SELECT ANNUITY CONTRACT?

You can purchase this contract, under most circumstances, with a minimum initial purchase payment of $10,000. You can add $1,000 or more at any time during the accumulation phase of the contract. Your representative can help you fill out the proper forms.
SECTION 6
WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT?

The contract has insurance features and investment features, and there are costs related to each.

   Each year we deduct a $30 contract maintenance charge if your contract value is less than $50,000. For insurance and administrative costs, we also deduct an annual charge of 1.40% of the average daily value of all assets allocated to the variable investment options. This charge is not assessed against amounts allocated to the interest-rate investment options.



--------------------------------------------------------------------------------
 8

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

   There are also charges associated with the mutual funds. These charges currently range from 0.39% to 1.40% per year of a fund's average daily assets.


   During the accumulation phase, if you withdraw money less than eight years after making a purchase payment, you may have to pay a withdrawal charge on all or part of the withdrawal. This charge ranges from 1-7%.


SECTION 7
HOW CAN I ACCESS MY MONEY?


You may take money out at any time during the accumulation phase. If you do so, however, you may be subject to income tax, and if you make a withdrawal prior to age 59 1/2, an additional tax penalty as well. Each year, you may withdraw up to 10% of your total purchase payments without charge. Withdrawals greater than 10% of your purchase payments will be subject to a withdrawal charge. This charge decreases 1% each year. After the 7th year, there is no charge for a withdrawal. You may also be subject to income tax and a tax penalty if you make an early withdrawal.


SECTION 8
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT?


Your earnings are not taxed until withdrawn. If you take money out during the accumulation phase, earnings are withdrawn first and are taxed as ordinary income. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings in addition to ordinary taxation. A portion of the payments you receive during the income phase is considered partly a return of your original investment. As a result, that portion of each payment is not taxable as income. Generally, all amounts withdrawn from IRA contracts (excluding Roth IRAs) are fully taxable and subject to the 10% penalty if withdrawn prior to age 59 1/2.


SECTION 9
OTHER INFORMATION

This contract is issued by Pruco Life of New Jersey, a subsidiary of The Prudential Insurance Company of America.

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

SUMMARY OF CONTRACT EXPENSES
--------------------------------------------------------------------------------

The purpose of this summary is to help you to understand the costs you will pay for Discovery Select. This summary includes the expenses of the mutual funds used by the variable investment options but does not include any premium taxes that might be applicable in your state.

For More Detailed Information:


More detailed information can be found on page 26 under the section called, "What Are The Expenses Associated With The Discovery Select Contract?" For more detailed expense information about the mutual funds, please refer to the individual fund prospectuses which you will find at the back of this prospectus.


TRANSACTION EXPENSES
--------------------------------------------------------------------------------

WITHDRAWAL CHARGE (see Note 1 below)
--------------------------------------------------------------------------------

       During contract year 1              7%

       During contract year 2              6%

       During contract year 3              5%

       During contract year 4              4%

       During contract year 5              3%

       During contract year 6              2%

       During contract year 7              1%

TRANSFER FEE (see Note 2 below)
--------------------------------------------------------------------------------

       first 12 transfers per year      $0.00

       each transfer after 12          $25.00

ANNUAL CONTRACT FEE AND FULL WITHDRAWAL FEE (see Note 3 below)
--------------------------------------------------------------------------------

                                       $30.00

ANNUAL ACCOUNT EXPENSES
--------------------------------------------------------------------------------

       AS A PERCENTAGE OF THE AVERAGE ACCOUNT VALUE

       Mortality and Expense Risk:      1.25%

       Administrative Fee:              0.15%

       Total:                           1.40%


NOTE 1: As of the beginning of the contract year, you may withdraw up to 10% of the total purchase payments plus any charge-free amount carried over from the previous contract year without charge. There is no withdrawal charge on any amount used to provide income under the Life Annuity with 120 payments (10 years) certain option. (see page 23). Surrender charges are waived when a death benefit is paid.


NOTE 2: You will not be charged for transfers made in connection with dollar cost averaging and auto-rebalancing.


NOTE 3: This fee is not charged on withdrawals if the value of your contract is $50,000 or more.


NOTES FOR ANNUAL MUTUAL FUND
EXPENSES:


These expenses are based on the
historical fund expenses for the
year ended December 31, 2000,
except as indicated. Fund expenses
are not fixed or guaranteed by the
Discovery Select contract and may
vary from year to year.



(1)THE PRUDENTIAL SERIES FUND:



Because this is the first full year
of operations for all "SP"
Portfolios, other expenses are
estimated based on management
projections of non-advisory fee
expenses. Each "SP" Portfolio has
expense reimbursement in effect,
and the table shows total expenses
both with and without these expense
reimbursements. These expense
reimbursements are voluntary and
may be terminated at any time.



(2) AMERICAN CENTURY VARIABLE
    PORTFOLIOS INC. AND T. ROWE
    PRICE FUNDS


Investment Management Fees include
ordinary expenses of operating the
funds.


(3)CREDIT SUISSE WARBURG PINCUS
   TRUST AND DAVIS VARIABLE ACCOUNT
   FUND, INC.



Fee waivers and expense
reimbursement or credits reduced
investment management fees and
other expenses during 2000, but may
be discontinued at any time.



(4) FRANKLIN TEMPLETON VARIABLE
    INSURANCE PRODUCTS TRUST



The Fund's class 2 distribution
plan or "rule 12b-1 plan" is
described in the Fund's prospectus.
The manager has agreed in advance
to make an estimated reduction of
0.04% of its fee to reflect reduced
services resulting from the Fund's
investment in a Franklin Templeton
money fund. This reduction is
required by the Fund's Board of
Trustees and an order of the
Securities and Exchange Commission.



(5)JANUS ASPEN SERIES



Table reflects expenses based upon
expenses for the fiscal year ended
December 31, 2000, restated to
reflect a reduction in the
management fee. All expenses are
shown without the effect of any
offset arrangement.



(6) MFS VARIABLE INSURANCE TRUST



An expense offset arrangement with
the Fund's custodian resulted in a
reduction in other expenses by
0.01%.


--------------------------------------------------------------------------------
 10

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY


ANNUAL MUTUAL FUND EXPENSES (AFTER REIMBURSEMENT, IF ANY):
---------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                              INVESTMENT      12b-1    OTHER     TOTAL CONTRACTUAL   TOTAL ACTUAL
                                                            MANAGEMENT FEE     FEE    EXPENSES       EXPENSES         EXPENSES*
THE PRUDENTIAL SERIES FUND(1)
---------------------------------------------------------------------------------------------------------------------------------
         Diversified Bond Portfolio                              0.40%         N/A     0.05%           0.45%             0.45%
         Diversified Conservative Growth Portfolio               0.75%         N/A     0.18%           0.93%             0.93%
         Equity Portfolio                                        0.45%         N/A     0.04%           0.49%             0.49%
         Global Portfolio                                        0.75%         N/A     0.10%           0.85%             0.85%
         High Yield Bond Portfolio                               0.55%         N/A     0.05%           0.60%             0.60%
         Money Market Portfolio                                  0.40%         N/A     0.04%           0.44%             0.44%
         Prudential Jennison Portfolio                           0.60%         N/A     0.04%           0.64%             0.64%
         Small Capitalization Stock Portfolio                    0.40%         N/A     0.08%           0.48%             0.48%
         Stock Index Portfolio                                   0.35%         N/A     0.04%           0.39%             0.39%
         Value Portfolio                                         0.40%         N/A     0.05%           0.45%             0.45%
         20/20 Focus Portfolio                                   0.75%         N/A     0.13%           0.88%             0.88%
         SP Aggressive Growth Asset Allocation Portfolio         0.84%**       N/A     0.40%           1.24%             1.04%
         SP Alliance Technology Portfolio                        1.15%         N/A     0.65%           1.80%             1.30%
         SP Balanced Asset Allocation Portfolio                  0.75%**       N/A     0.33%           1.08%             0.92%
         SP Conservative Asset Allocation Portfolio              0.71%**       N/A     0.30%           1.01%             0.87%
         SP Growth Asset Allocation Portfolio                    0.80%**       N/A     0.35%           1.15%             0.97%
         SP INVESCO Small Company Growth Portfolio               0.95%         N/A     1.08%           2.03%             1.15%
         SP Jennison International Growth Portfolio              0.85%         N/A     0.45%           1.30%             1.24%
         SP Large Cap Value Portfolio                            0.80%         N/A     1.00%           1.80%             0.90%
         SP MFS Capital Opportunities Portfolio                  0.75%         N/A     0.96%           1.71%             1.00%
         SP MFS Mid-Cap Growth Portfolio                         0.80%         N/A     0.63%           1.43%             1.00%
         SP PIMCO Total Return Portfolio                         0.60%         N/A     0.26%           0.86%             0.76%
         SP Prudential U.S. Emerging Growth Portfolio            0.60%         N/A     0.47%           1.07%             0.90%
         SP Small/Mid Cap Value Portfolio                        0.90%         N/A     0.51%           1.41%             1.05%
         SP Strategic Partners Focused Growth Portfolio          0.90%         N/A     0.85%           1.75%             1.01%

AIM VARIABLE INSURANCE FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
         AIM V.I. Growth and Income Fund                         0.60%         N/A     0.24%           0.84%             0.84%
         AIM V.I. Value Fund                                     0.61%         N/A     0.23%           0.84%             0.84%

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.(2)
---------------------------------------------------------------------------------------------------------------------------------
         Alliance Premier Growth Portfolio--Class B              1.00%        0.25%    0.05%           1.30%             1.30%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.(3)
---------------------------------------------------------------------------------------------------------------------------------
         American Century VP Value                               1.00%         N/A     0.00%           1.00%             1.00%

CREDIT SUISSE WARBURG PINCUS TRUST(4)
---------------------------------------------------------------------------------------------------------------------------------
         Global Post-Venture Capital Portfolio                   1.25%         N/A     0.28%           1.53%             1.40%

DAVIS VARIABLE ACCOUNT FUND, INC.(4)
---------------------------------------------------------------------------------------------------------------------------------
         Davis Value Portfolio                                   0.75%         N/A     0.26%           1.01%             1.00%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST(5)
---------------------------------------------------------------------------------------------------------------------------------
         Franklin Small Cap Investments Fund--Class 2            0.53%        0.25%    0.28%           1.06%             1.02%


                                                                                              THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------

SUMMARY OF CONTRACT EXPENSES CONTINUED

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY


ANNUAL MUTUAL FUND EXPENSES (CONTINUED) (AFTER REIMBURSEMENT, IF ANY):
---------------------------------------------------------------------------------------------------------------------------------
AS A PERCENTAGE OF EACH PORTFOLIO'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                              INVESTMENT      12b-1    OTHER     TOTAL CONTRACTUAL   TOTAL ACTUAL
                                                            MANAGEMENT FEE     FEE    EXPENSES       EXPENSES         EXPENSES*

JANUS ASPEN SERIES--INSTITUTIONAL SHARES(6)
---------------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio                                        0.65%         N/A     0.02%           0.67%             0.67%
         International Growth Portfolio                          0.65%         N/A     0.06%           0.71%             0.71%

MFS VARIABLE INSURANCE TRUST(7)
---------------------------------------------------------------------------------------------------------------------------------
         Emerging Growth Series                                  0.75%         N/A     0.10%           0.85%             0.84%
         Research Series                                         0.75%         N/A     0.10%           0.85%             0.84%

OCC ACCUMULATION TRUST
---------------------------------------------------------------------------------------------------------------------------------
         Managed Portfolio                                       0.78%         N/A     0.08%           0.86%             0.86%
         Small Cap Portfolio                                     0.80%         N/A     0.10%           0.90%             0.90%

T. ROWE PRICE(3)
---------------------------------------------------------------------------------------------------------------------------------
         Equity Series--Equity Income Portfolio                  0.85%         N/A     0.00%           0.85%             0.85%
         International Series--International Stock
           Portfolio                                             1.05%         N/A     0.00%           1.05%             1.05%



*Reflects the effect of management fee waivers and reimbursement of expenses, if any. See notes on page 10.



**Each Asset Allocation portfolio invests in shares of other Series Fund portfolios. The advisory fees for the Asset Allocation Portfolios depicted above are the product of a blend of the fees of those other Fund Portfolios, plus a 0.05% annual advisory fee payable to PIFM.


The "Expenses Examples" on the following pages are calculated using the total actual expenses.

--------------------------------------------------------------------------------
 12

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

THESE EXAMPLES WILL HELP YOU COMPARE THE FEES AND EXPENSES OF THE DIFFERENT VARIABLE INVESTMENT OPTIONS OFFERED BY DISCOVERY SELECT. YOU CAN ALSO USE THE EXAMPLES TO COMPARE THE COST OF DISCOVERY SELECT WITH OTHER VARIABLE ANNUITY CONTRACTS.

Example 1: If You Withdraw Your Assets

Example 1 assumes that you invest $10,000 in Discovery Select and that you allocate all of your assets to one of the variable investment options and withdraw all your assets at the end of the time period indicated. The example also assumes that your investment has a 5% return each year and that the mutual fund's operating expenses remain the same. Your actual costs may be higher or lower.

Example 2: If You Do Not Withdraw Your Assets

Example 2 assumes that you invest $10,000 in Discovery Select and allocate all of your assets to one of the variable investment options and DO NOT WITHDRAW any of your assets at the end of the time period indicated. The example also assumes that your investment has a 5% return each year and that the mutual fund's operating expenses remain the same. Your actual costs may be higher or lower.

On the following page are examples of what your costs would be using these assumptions.

NOTES FOR ANNUAL MUTUAL FUND
EXPENSES:

THESE EXAMPLES SHOULD NOT BE
CONSIDERED A REPRESENTATION OF PAST
OR FUTURE EXPENSES. ACTUAL EXPENSES
MAY BE GREATER OR LESS THAN THOSE
SHOWN.

The charges shown in the 10 year
column are the same for Example 1
and Example 2. This is because
after 10 years, the withdrawal
charges are no longer deducted by
us when you make a withdrawal or
when you begin the income phase of
your contract.


If your contract value is less than
$50,000, on your contract
anniversary (and upon a surrender),
we deduct a $30 fee. The examples
use an average number as the amount
of the annual contract fee. This
amount was calculated by taking the
total annual contract fees
collected in 2000 and then dividing
that number by the total assets
allocated to the variable
investment options. Based on this
calculation the annual contract fee
is included as an annual charge of
 .023% of contract value.


Your actual fees will vary based on
the amount of your contract and
your specific allocation(s). A
table of accumulation unit values
of interests in each variable
investment option appears on page
36. Charges for premium taxes are
not reflected. In these examples.
Premium taxes may apply depending
on the state where you live.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY


EXPENSE EXAMPLES 1 AND 2
-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1:                      EXAMPLE 2:
                                                          IF YOU WITHDRAW YOUR ASSETS     IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                          ---------------------------------------------------------------------
                                                          1 YR   3 YRS   5 YRS   10 YRS    1 YR     3 YRS     5 YRS     10 YRS

THE PRUDENTIAL SERIES FUND
-------------------------------------------------------------------------------------------------------------------------------
         Diversified Bond Portfolio                       $821   $1130   $1374   $2197     $191      $590     $1014      $2197
         Diversified Conservative Growth Portfolio        $869   $1275   $1619   $2692     $239      $735     $1259      $2692
         Equity Portfolio                                 $825   $1142   $1395   $2239     $195      $602     $1035      $2239
         Global Portfolio                                 $861   $1251   $1578   $2612     $231      $711     $1218      $2612
         High Yield Bond Portfolio                        $836   $1175   $1451   $2355     $206      $635     $1091      $2355
         Money Market Portfolio                           $820   $1127   $1369   $2187     $190      $587     $1009      $2187
         Prudential Jennison Portfolio                    $840   $1188   $1472   $2396     $210      $648     $1112      $2396
         Small Capitalization Stock Portfolio             $824   $1139   $1390   $2229     $194      $599     $1030      $2229
         Stock Index Portfolio                            $815   $1111   $1343   $2133     $185      $571      $983      $2133
         Value Portfolio                                  $821   $1130   $1374   $2197     $191      $590     $1014      $2197
         20/20 Focus Portfolio                            $864   $1260   $1593   $2642     $234      $720     $1233      $2642
         SP Aggressive Growth Asset Allocation Portfolio  $880   $1359   $1721   $2843     $250      $819     $1361      $2843
         SP Alliance Technology Portfolio                 $906   $1346   $1755   $3018     $276      $796     $1395      $3018
         SP Balanced Asset Allocation Portfolio           $868   $1346   $1684   $2742     $238      $806     $1324      $2742
         SP Conservative Asset Allocation Portfolio       $863   $1267   $1598   $2640     $233      $727     $1238      $2640
         SP Growth Asset Allocation Portfolio             $873   $1268   $1620   $2717     $243      $728     $1260      $2717
         SP INVESCO Small Company Growth Portfolio        $891   $1306   $1695   $2884     $261      $766     $1335      $2884
         SP Jennison International Growth Portfolio       $900   $1351   $1757   $2985     $270      $811     $1397      $2985
         SP Large Cap Value Portfolio                     $866   $1333   $1666   $2716     $236      $793     $1306      $2716
         SP MFS Capital Opportunities Portfolio           $876   $1277   $1635   $2747     $246      $737     $1275      $2747
         SP MFS Mid-Cap Growth Portfolio                  $876   $1296   $1654   $2763     $246      $756     $1294      $2763
         SP PIMCO Total Return Portfolio                  $852   $1271   $1578   $2558     $222      $731     $1218      $2558
         SP Prudential U.S. Emerging Growth Portfolio     $866   $1239   $1577   $2640     $238      $699     $1217      $2640
         SP Small/Mid Cap Value Portfolio                 $881   $1282   $1651   $2789     $251      $742     $1291      $2789
         SP Strategic Partners Focused Growth Portfolio   $877   $1307   $1666   $2779     $247      $767     $1306      $2779

AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------------------------------------------------------
         AIM V.I. Growth and Income Fund                  $860   $1248   $1573   $2602     $230      $708     $1213      $2602
         AIM V.I. Value Fund                              $860   $1248   $1573   $2602     $230      $708     $1213      $2602

ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
         Alliance Premier Growth Portfolio--Class B       $906   $1386   $1803   $3057     $276      $846     $1443      $3057

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------------------------------------------------------
         American Century VP Value                        $876   $1296   $1654   $2763     $246      $756     $1294      $2763

CREDIT SUISSE WARBURG PINCUS TRUST
-------------------------------------------------------------------------------------------------------------------------------
         Global Post-Venture Capital Portfolio            $918   $1422   $1862   $3172     $288      $882     $1502      $3172

DAVIS VARIABLE ACCOUNT FUND, INC.
-------------------------------------------------------------------------------------------------------------------------------
         Davis Value Fund                                 $876   $1296   $1654   $2763     $246      $756     $1294      $2763

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------------
         Franklin Small Cap Fund--Class 2                 $878   $1302   $1664   $2783     $248      $762     $1304      $2783


                                                                                  THIS CHART CONTINUES ON THE NEXT PAGE

--------------------------------------------------------------------------------
 14

--------------------------------------------------------------------------------

                                                                          PART I
DISCOVERY SELECT PROSPECTUS  SUMMARY


EXPENSE EXAMPLES 1 AND 2 (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                                                          EXAMPLE 1:                      EXAMPLE 2:
                                                          IF YOU WITHDRAW YOUR ASSETS     IF YOU DO NOT WITHDRAW YOUR ASSETS
                                                          ---------------------------------------------------------------------
                                                          1 YR   3 YRS   5 YRS   10 YRS    1 YR     3 YRS     5 YRS     10 YRS

JANUS ASPEN SERIES
-------------------------------------------------------------------------------------------------------------------------------
         Growth Portfolio                                 $843   $1197   $1487   $2427     $213      $657     $1127      $2427
         International Growth Portfolio                   $847   $1209   $1507   $2469     $217      $669     $1147      $2469

MFS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------------
         Emerging Growth Series                           $860   $1248   $1573   $2602     $230      $708     $1213      $2602
         Research Series                                  $860   $1248   $1573   $2602     $230      $708     $1213      $2602

OCC ACCUMULATION TRUST
-------------------------------------------------------------------------------------------------------------------------------
         Managed Portfolio                                $862   $1254   $1583   $2622     $232      $714     $1223      $2622
         Small Cap Portfolio                              $866   $1266   $1603   $2662     $236      $726     $1243      $2662

T. ROWE PRICE
-------------------------------------------------------------------------------------------------------------------------------
         Equity Series--Equity Income Portfolio           $861   $1251   $1578   $2612     $231      $711     $1218      $2612
         International Series--Int'l Stock Portfolio      $881   $1311   $1679   $2812     $251      $771     $1319      $2812


These examples do not show past or future expenses. Actual expenses for a particular year may be more or less than shown in the examples.

--------------------------------------------------------------------------------

                       This page intentionally left blank

PART II SECTIONS 1-9
--------------------------------------------------------------------------------
DISCOVERY SELECT PROSPECTUS

                               [ROCKWELL GRAPHIC]

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        1:
WHAT IS THE DISCOVERY SELECT

        VARIABLE ANNUITY?
--------------------------------------------------------------------------------

THE DISCOVERY SELECT VARIABLE ANNUITY IS A CONTRACT BETWEEN YOU, THE OWNER, AND US, THE INSURANCE COMPANY, PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (PRUCO LIFE OF NEW JERSEY, WE OR US).

Under our contract or agreement, in exchange for your payment to us, we promise to pay you a guaranteed income stream that can begin any time after the first contract anniversary. Your annuity is in the accumulation phase until you decide to begin receiving annuity payments. The date you begin receiving annuity payments is the annuity date. On the annuity date, your contract switches to the income phase.

   This annuity contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you withdraw money from your contract.


   Discovery Select is a variable annuity contract. This means that during the accumulation phase, you can allocate your assets among 40 variable investment options as well as 2 guaranteed interest-rate options. If you select a variable investment option, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the mutual fund associated with that variable investment option. Because the mutual funds' portfolios fluctuate in value depending upon market conditions, your contract value can either increase or decrease. This is important, since the amount of the annuity payments you receive during the income phase depends upon the value of your contract at the time you begin receiving payments.


   As mentioned above, Discovery Select also contains three guaranteed interest-rate options: a fixed-rate option, a dollar cost averaging option, and a market-value adjustment option. The fixed-rate option offers an interest rate that is guaranteed by us for one year and will always be at least 3.0% per year. The dollar cost averaging option offers an interest-rate that is guaranteed by us for a selected period during which periodic transfers are made to selected variable investment options. The market-value adjustment option guarantees a stated interest rate, generally higher than the fixed-rate option. However, in order to get the full benefit of the stated interest rate, assets in this option must be held for a seven-year period.

   As the owner of the contract, you have all of the decision-making rights under the contract. You will also be the annuitant unless you designate someone else. The annuitant(s) is the person upon whose death during the accumulation phase, the death benefit is payable. The annuitant is the person who receives the annuity payments when the income phase begins. The annuitant is also the person whose life is used to determine how much and how long these payments will continue. On and after the annuity date, the annuitant is the owner and may not be changed. The beneficiary becomes the owner when a death benefit is payable.

   The beneficiary is: the person(s) or entity designated to receive any death benefit if the annuitant(s) dies during the accumulation phase. You may change the beneficiary any time prior to the annuity date by making a written request to us. Your request becomes effective when we approve it.

SHORT TERM CANCELLATION RIGHT OR "FREE LOOK"


If you change your mind about owning Discovery Select, you may cancel your contract within 10 days after receiving it (or whatever period is required by applicable law). You can request a refund by returning the contract either to the representative who sold it to you, or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus. You will receive:



-  Your contract value; and



-  Any fees deducted at the time of sale

--------------------------------------------------------------------------------
 18

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        2:
WHAT INVESTMENT OPTIONS

        CAN I CHOOSE?
--------------------------------------------------------------------------------


THE CONTRACT GIVES YOU THE CHOICE OF ALLOCATING YOUR PURCHASE PAYMENTS TO ANY ONE OR MORE OF 40 VARIABLE INVESTMENT OPTIONS, AS WELL AS THREE GUARANTEED INTEREST-RATE OPTIONS.



The 40 variable investment options invest in mutual funds managed by leading investment advisors. Each of these mutual funds has a separate prospectus that is provided with this prospectus. You should read the mutual fund prospectus before you decide to allocate your assets to the variable investment option using that fund.


VARIABLE INVESTMENT OPTIONS


Listed below are the mutual funds in which the variable investment options invest. Depending on the terms of your contract, not all of these options may be available to you. Each variable investment option has a different investment objective.


The Prudential Series Fund, Inc.

-  Diversified Bond Portfolio

-  Diversified Conservative Growth Portfolio


-  Equity Portfolio


-  Global Portfolio

-  High Yield Bond Portfolio

-  Money Market Portfolio

-  Prudential Jennison Portfolio (domestic equity)

-  Small Capitalization Stock Portfolio

-  Stock Index Portfolio


-  Value Portfolio (domestic equity) (formerly Equity Income Portfolio)


-  20/20 Focus Fund (domestic equity)


-  SP Aggressive Growth Asset Allocation Portfolio



-  SP Alliance Technology Portfolio



-  SP Balanced Asset Allocation Portfolio



-  SP Conservative Asset Allocation Portfolio



-  SP Growth Asset Allocation Portfolio



-  SP INVESCO Small Company Growth Portfolio



-  SP Jennison International Growth Portfolio



-  SP Large Cap Value Portfolio



-  SP MFS Capital Opportunities Portfolio



-  SP MFS Mid-Cap Growth Portfolio



-  SP PIMCO Total Return Portfolio



-  SP Prudential U.S. Emerging Growth Portfolio



-  SP Small/Mid Cap Value Portfolio



-  SP Strategic Partners Focused Growth Portfolio



The Prudential Series Fund, Inc. is managed by Prudential Investments Fund Management LLC ("PIFM"), a Prudential subsidiary, through subadvisers that PIFM employs by using a manager-of-managers approach. Prudential Investment Management, Inc., also a Prudential subsidiary, serves as subadviser to the Diversified Bond Portfolio, the fixed income sleeve of the Diversified Conservative Growth Portfolio, the High Yield Bond Portfolio, the Money Market Portfolio, the Small Capitalization Stock Portfolio, and the Stock Index Portfolio. Jennison Associates LLC, also a Prudential subsidiary, serves as subadviser to the growth and value sleeves of the Diversified Conservative Growth Portfolio, the Equity Portfolio, the Global Portfolio, the Prudential Jennison Portfolio, the Value Portfolio, the 20/20 Focus Portfolio, the SP Jennison International Growth Portfolio, the SP Prudential U.S. Emerging Growth Portfolio, and a portion of the SP Strategic Partners Focused Growth Portfolio. Franklin Advisers, Inc., the Deyfus Corporation and Pacific Investment Management Company also each manage a portion of the Diversified Conservative Growth Portfolio. GE Asset Management Incorporated and Salomon Brothers Asset Management Inc. each manage a portion of the Equity Portfolio. Deutsche Asset Management Inc. and Victory Capital Management Inc. each manage a portion of the Value Portfolio. Alliance Capital Management, L.P. serves as subadviser to the SP Alliance Technology Portfolio and a portion of the assets of the SP Strategic Partners Focused Growth Portfolio. INVESCO Funds Group, Inc. serves as subadviser to the SP INVESCO Small Company Growth Portfolio. Fidelity Management and Research Company serves as subadviser to the SP Large Cap Value Portfolio and the SP Small/Mid Cap Value Portfolio. Massachusetts Financial Services Company serves as subadviser to the SP MFS Capital Opportunities Portfolio and the SP MFS Mid-Cap Growth Portfolio. Pacific Investment Management Company serves as subadviser to the SP PIMCO Total Return Portfolio. Each of the asset allocation portfolios is managed solely by PIFM.


AIM Variable Insurance Funds

-  AIM V.I. Growth and Income Fund

-  AIM V.I. Value Fund

AIM Advisors, Inc. serves as investment adviser to both of these funds.

--------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? continued

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

Alliance Variable Products Series Fund, Inc.

-  Alliance Premier Growth Portfolio

Alliance Capital Management L.P. is the investment adviser of the Alliance Variable Products Series Fund.

American Century Variable Portfolios, Inc.

-  American Century VP Value

American Century Investment Management, Inc. is the investment adviser for American Century VP Value.


Credit Suisse Warburg Pincus Trust



-  Global Post-Venture Capital Portfolio



Credit Suisse Asset Management, LLC serves as investment adviser and Abbott Capital Management, L.P. serves as sub-investment advise for that portion of the Global Post-Venture Capital Portfolio allocated to private limited partnerships or other investment funds.


Davis Variable Account Fund, Inc.

-  Davis Value Portfolio

Davis Selected Advisers, L.P. is the investment adviser and Davis Selected Advisers-NY, Inc. is sub-adviser to the Davis Value Portfolio.

Franklin Templeton Variable Insurance Products Trust

-  Franklin Small Cap Fund--Class 2

Franklin Advisers, Inc. is the investment manager for this portfolio of the Franklin Templeton Variable Insurance Products Trust.

Janus Aspen Series

-  Growth Portfolio

-  International Growth Portfolio

Janus Capital Corporation serves as investment adviser to the Growth Portfolio and the International Growth Portfolio.

MFS Variable Insurance Trust

-  Emerging Growth Series

-  Research Series (long-term growth and future income)

Massachusetts Financial Services Company, a Delaware corporation, is the investment adviser to the Emerging Growth Series and the Research Series.

OCC Accumulation Trust

-  Managed Portfolio (equity)

-  Small Cap Portfolio

OpCap Advisors is the investment adviser to the Managed Portfolio and the Small Cap Portfolio.

T. Rowe Price

-  T. Rowe Price Equity Series, Inc., Equity Income Portfolio

-  T. Rowe Price International Series, Inc., International Stock Portfolio

T. Rowe Price Associates, Inc. is the investment manager for the Equity Income Portfolio and Rowe Price-Fleming International, Inc. is the investment manager for the International Stock Portfolio.


   Except for the Prudential Series Fund Inc., we are paid by the fund or an affiliate of each fund for administrative and other services that we provide. The amount we receive is based on an annual percentage of the average assets of Discovery Select invested in the fund held by the associated variable investment option.


FIXED INTEREST-RATE OPTIONS


We offer two interest-rate options: a one-year fixed-rate option, and a market-value adjustment option. We set a one year guaranteed annual interest rate that is always available for the one-year fixed-rate option.


   When you select one of these options, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a fixed interest-rate option. Transfers are not permitted to the DCA Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time, the minimum rate will never be less than 3.0%.


   Payments that you apply to the fixed interest-rate option become part of Pruco Life of New Jersey's general assets. As a result, the strength of the interest rate guarantee is based on the overall financial strength of Pruco Life of New Jersey. If Pruco Life of New Jersey


--------------------------------------------------------------------------------
 20

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

suffered a material financial set back, the ability of Pruco Life of New Jersey to meet its financial obligations could be affected.

MARKET-VALUE ADJUSTMENT

If you transfer or withdraw assets or annuitize from the market-value adjustment option before an interest rate period is over, the assets will be subject to a market value adjustment. The market-value adjustment may increase or decrease the amount being withdrawn or transferred and may be substantial. The adjustment, whether up or down will never be greater than 40%. The amount of the market-value adjustment is based on the difference between the:

1) Guaranteed interest rate for the amount you are withdrawing or transferring; and

2) Interest rate that is in effect on the date of the withdrawal or transfer.

   The amount of time left in the interest rate period is also a factor. You will find a detailed description of how the market-value adjustment is calculated on Page 39 of this prospectus.


TRANSFERS AMONG OPTIONS



You can transfer money among the variable investment options and the fixed interest-rate options. Your transfer request may be made by telephone, electronically, or in paper form to the Prudential Annuity Service Center (electronic transfer capability will become available during 2001). Only two transfers per month may be made by telephone or electronically. After that, all transfer requests must be in writing with an original signature. We have procedures in place to confirm that instructions received by telephone or electronically are genuine. We will not be liable for following telephone or electronic instructions that we reasonably believe to be genuine. Your transfer request will take effect at the end of the business day on which it was received. Our business day usually closes at 4:00 p.m. Eastern time.



   YOU CAN MAKE TRANSFERS OUT OF A FIXED INTEREST-RATE OPTION, ONLY DURING THE 30-DAY PERIOD FOLLOWING THE END OF AN INTEREST RATE PERIOD. IF YOU TRANSFER MONEY FROM A MARKET-VALUE ADJUSTMENT OPTION AFTER THE 30-DAY PERIOD HAS ENDED, THE MONEY WILL BE SUBJECT TO A MARKET-VALUE ADJUSTMENT.


   During the contract accumulation phase, you can make 12 transfers each contract year, among the investment options, without charge. If you make more than 12 transfers in one contract year, you will be charged $25 for each additional transfer. (Dollar Cost Averaging and Auto-Rebalancing transfers do not count toward the 12 free transfers per year.)


OTHER AVAILABLE FEATURES


DOLLAR COST AVERAGING FEATURE


This feature allows you to systematically transfer either a fixed dollar amount or a percentage out of any variable investment option or the one-year fixed interest-rate option and into any variable investment option(s). You can transfer money to more than one variable investment option. The investment option used for the transfers is designated as the DCA account. If this feature is elected, your assets are not allocated to the DCA Option. You can have these automatic transfers made from the DCA account monthly, quarterly, semiannually or annually. By allocating amounts on a regular schedule instead of allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Of course, there is no guarantee that dollar cost averaging will ensure a profit or protect against a loss in declining markets.


   Transfers must be at least $100 from your DCA account. After that, transfers will continue automatically until the entire amount in your DCA account has been transferred or until you tell us to discontinue the transfers. If your DCA account balance drops below $100, the entire remaining balance of the account will be transferred on the next transfer date. You can allocate subsequent purchase payments to re-open the DCA account at any time.

   Your transfers will be made on the last calendar day of each transfer period you have selected, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on a particular transfer date, the transfer will take effect on the next business day.
--------------------------------------------------------------------------------

        2:
WHAT INVESTMENT OPTIONS CAN I CHOOSE? CONTINUED

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

   Any transfers you make because of dollar cost averaging are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase.

ASSET ALLOCATION PROGRAM

We recognize the value of having advice when deciding on the allocation of your money. If you choose to participate in the Asset Allocation Program, your financial professional will give you a questionnaire to complete that will help determine a program that is appropriate for you. Your asset allocation will be prepared based on your answers to the questionnaire. You will not be charged for this service and you are not obligated to participate or to invest according to program recommendations.

AUTO-REBALANCING


Once your money has been allocated among the variable investment options, the actual performance of the investment options may cause your allocation to shift. For example, an investment option that initially holds only a small percentage of your assets could perform much better than another investment option. Over time, this option could increase to a larger percentage of your assets than you desire. You can direct us to automatically rebalance your assets to return to your original allocation or to change allocations by selecting the Auto-Rebalancing feature. The fixed interest-rate option and the DCA account cannot participate in this feature.


   Your rebalancing will be done monthly, quarterly, semiannually or annually based on your choice. The rebalancing will be done on the last calendar day of the period you have chosen, provided that the New York Stock Exchange is open on that date. If the New York Stock Exchange is not open on that date, the rebalancing will take effect on the next business day.

   Any transfers you make because of Auto-Rebalancing are not counted toward the 12 free transfers you are allowed per year. This feature is available only during the contract accumulation phase. If you choose auto-rebalancing and dollar cost averaging, auto-rebalancing will take place after the transfers from your DCA account.

VOTING RIGHTS


We are the legal owner of the shares in the mutual funds associated with the variable investment options. However, we vote the shares of the mutual funds according to voting instructions we receive from contractowners. We will mail you a proxy which is a form you need to complete and return to us to tell us how you wish us to vote. When we receive those instructions, we will vote all of the shares we own on your behalf in accordance with those instructions. We will vote the shares for which we do not receive instructions, and shares that we own in our own right, in the same proportion as the shares for which instructions are received. We may change the way your voting instructions are calculated if it is required by federal or state regulation.


SUBSTITUTION

We may substitute one or more of the mutual funds used by the variable investment options. We may also cease to allow investments in existing funds. We would do this only if events such as investment policy changes or tax law changes make the mutual fund unsuitable. We would not do this without the approval of the Securities and Exchange Commission and necessary state insurance department approvals. You will be given specific notice in advance of any substitution we intend to make.

--------------------------------------------------------------------------------
 22

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        3:

WHAT KIND OF PAYMENTS WILL I RECEIVE DURING THE

        INCOME PHASE? (ANNUITIZATION)
--------------------------------------------------------------------------------

PAYMENT PROVISIONS


We can begin making annuity payments any time after the first contract anniversary. Annuity payments must begin no later than the annuitant's 90th birthday.



   We make the income plans described below available at any time before the annuity date. These plans are called annuity options. During the income phase, all of the annuity options under this contract are fixed annuity options. This means that your participation in the variable investment options ends on the annuity date. If an annuity option is not selected by the annuity date, the Interest Payment Option (Option 3, described below) will automatically be selected. ONCE THE ANNUITY PAYMENTS BEGIN, THE ANNUITY OPTION CAN NOT BE CHANGED.


OPTION 1
ANNUITY PAYMENTS FOR A FIXED PERIOD


Under this option, we will make equal payments for the period chosen, up to 25 years. The annuity payments may be made monthly, quarterly, semiannually, or annually for as long as the annuitant is alive. If the annuitant dies during the income phase, a lump sum payment will be made to the beneficiary. The amount of the lump sum payment is determined by calculating the present value of the unpaid future payments. This is done by using the interest rate used to compute the actual payments. The interest rate used will always be at least 3.50% a year. For payment periods of 5 years or more, we will waive any withdrawal charges that otherwise would have been applied.


OPTION 2
LIFE ANNUITY WITH 120 PAYMENTS (10 YEARS) CERTAIN


Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary the present value of the remaining annuity payments in one lump sum unless we are specifically instructed that the remaining monthly annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments. The interest rate used will always be at least 3.50% a year.


OPTION 3
INTEREST PAYMENT OPTION


Under this option, we hold all or a portion of your contract value in order to accumulate interest. We can make interest payments on a monthly, quarterly, semiannual, or annual basis or allow the interest to accrue on your contract assets. If an annuity option is not selected by the annuity date, this is the option we will automatically select for you. Under this option, we will pay you interest at an effective rate of at least 3.0% a year. Under this option, all gains in the annuity will be taxable as of the annuity date.


   This option is not available if your contract is held in an Individual Retirement Account.

OPTION 4
OTHER ANNUITY OPTIONS


We currently offer a variety of other annuity options not described above. At the time annuity payments are chosen, we may make available any of the fixed annuity options that are offered at your annuity date.


   You should be aware that depending on your contract date and the annuity option you choose, you may have to pay withdrawal charges.

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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        4:

WHAT IS THE

        DEATH BENEFIT?
--------------------------------------------------------------------------------

THE DEATH BENEFIT FEATURE PROTECTS THE VALUE OF THE CONTRACT FOR THE
BENEFICIARY.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued, unless you change it at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the annuitant or last surviving annuitant dies.

CALCULATION OF THE DEATH BENEFIT


If the annuitant (or the last surviving annuitant, if there are co-annuitants) dies during the accumulation phase, we will, upon receiving appropriate proof of death and any other needed documentation, pay a death benefit to the beneficiary designated by the contractowner. If death is prior to age 80, the beneficiary will receive the greater of the following (as of the time we receive appropriate proof of death):



-  Current value of your contract; or



- Guaranteed Minimum Death Benefit--This is the highest value of the contract on any contract anniversary date. This is called the step-up value. Between anniversary dates, the step-up value is only increased by additional purchase payments and reduced proportionally by withdrawals.



   If death occurs on or after age 80, the beneficiary will receive the greater of: 1) the current contract value as of the date that due proof of death is received, and 2) the Guaranteed Minimum Death benefit as of age 80, increased by additional purchase payments, and reduced proportionally by withdrawals. For this purpose, an annuitant is deemed to reach age 80 on the contract anniversary on or following the annuitant's actual 80th birthday.



   If the sole or older annuitant is age 80 or older at the time the contract is issued, upon death, the beneficiary will receive, as of the date that due proof of death is received, the greater of: 1) current contract value; or 2) the total purchase payments reduced proportionally by withdrawals.


   Here is an example of a proportional reduction:

   If an owner withdrew 50% of a contract valued at $100,000 and if the step-up value was $80,000, the new step-up value following the withdrawal would be $40,000 or 50% of what it had been prior to the withdrawal.

   If the contractowner and annuitant are not the same, the death benefit is payable only in the event of the death of a sole annuitant or last surviving annuitant, not the death of the contractowner.

   This death benefit was enhanced in January, 1998, to provide for the Guaranteed Minimum Death Benefit. Certain contractowners must have elected an endorsement in order for this enhanced death benefit to apply. See the Statement of Additional Information (SAI) for details.

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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        5:

HOW CAN I PURCHASE A

        DISCOVERY SELECT CONTRACT?
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


A purchase payment is the amount of money you give us to purchase the contract. The minimum purchase payment is $10,000. You can make additional purchase payments of at least $1,000 or more at any time during the accumulation phase. You must get our prior approval for any purchase payments over $5 million.


ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, we will allocate your purchase payment among the variable investment options and the fixed interest-rate options based on the percentages you choose. The percentage of your allocation to a specific investment option can range in whole percentages from 0% to 100%. If, after the initial invested purchase payment, we receive a purchase payment without allocation instructions, we will allocate the corresponding invested purchase payment in the same proportion as your most recent purchase payment (unless you directed us to allocate that purchase payment on a one-time-only basis). (If you allocated all or part of your initial payment to the DCA Fixed Option and do not change your allocation instructions, we will treat your allocation instructions for the DCA Fixed Option as part of your allocation instructions for all subsequent purchase payments.) You may submit an allocation change request at any time. Contact the Prudential Annuity Service Center for details.


   We will credit the initial purchase payment to your contract within two business days from the day on which we receive your payment at the Prudential Annuity Service Center. If, however, your first payment is made without enough information for us to set up your contract, we may need to contact you to obtain the required information. If we are not able to obtain this information within five business days, we will within that five business day period either return your purchase payment or obtain your consent to continue holding it until we receive the necessary information. We will generally credit each subsequent purchase payment as of the business day we receive it in good order at the Prudential Annuity Service Center. Our business day generally closes at 4:00 p.m. Eastern time. We will generally credit subsequent purchase payments received in good order after the close of a business day on the following business day.


CALCULATING CONTRACT VALUE

The value of the variable portion of your contract will go up or down depending on the investment performance of the variable investment option(s) you choose. To determine the value of your contract, we use a unit of measure called an accumulation unit. An accumulation unit works like a share of a mutual fund.

   Every day we determine the value of an accumulation unit for each of the variable investment options. We do this by:

1) Adding up the total amount of money allocated to a specific investment option;

2) Subtracting from that amount insurance charges and any other applicable charges; and

3) Dividing this amount by the number of outstanding accumulation units.


   When you make a purchase payment, we credit your contract with accumulation units relating to the variable investment options you have chosen. The number of accumulation units credited to your contract is determined by dividing the amount of the purchase payment allocated to an investment option by the unit price of the accumulation unit for that investment option. We calculate the unit price for each investment option after the New York Stock Exchange closes each day and then credit your contract. The value of the accumulation units can increase, decrease, or remain the same from day to day. The Accumulation Unit Values chart provided in page 36 to this prospectus gives you more detailed information about the accumulation units of the variable investment options.


   We cannot guarantee that the value of your contract will increase or that it will not fall below the amount of your total purchase payments. However, we do guarantee a minimum interest rate of 3.0% a year on that portion of the contract value allocated to the fixed interest-rate options.

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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        6:
WHAT ARE THE EXPENSES ASSOCIATED WITH THE

        DISCOVERY SELECT CONTRACT?
--------------------------------------------------------------------------------

THERE ARE CHARGES AND OTHER EXPENSES ASSOCIATED WITH THE CONTRACT THAT REDUCE THE RETURN ON YOUR INVESTMENT. THESE CHARGES AND EXPENSES ARE DESCRIBED BELOW.

INSURANCE CHARGES

Each day, we makes a deduction for its insurance charges. The insurance charges have two parts:

1) Mortality and expense risk charge

2) Administrative expense charge

1) MORTALITY AND EXPENSE RISK CHARGE

The mortality risk charge is for assuming the risk that the annuitant(s) will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. The expense risk charge is for assuming that the current charges will be insufficient in the future to cover the cost of administering the contract.

   The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the contract invested in the variable investment options, after expenses have been deducted. This charge is not assessed against amounts allocated to the interest-rate options.

   If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The mortality and expense risk charge cannot be increased. Any profits made from this charge may be used by us to pay for the costs of distributing the contracts.

2) ADMINISTRATIVE EXPENSE CHARGE

This charge is for the expenses associated with the administration of the contract. The administration of the contract includes preparing and issuing the contract, establishing and maintaining contract records, issuing confirmations and annual reports, personnel costs, legal and accounting fees, filing fees, and systems costs.

   This charge is equal, on an annual basis, to 0.15% of the daily value of the contract invested in the variable investment options, after expenses have been deducted.

ANNUAL CONTRACT FEE

During the accumulation phase, if your contract value is less than $50,000, we will deduct $30 per contract year (this fee may differ in certain states). This annual contract fee is used for administrative expenses and cannot be increased. The $30 charge will be deducted proportionately from each of the contract's investment options. This charge will also be deducted when you surrender your contract if your contract value is less than $50,000.

WITHDRAWAL CHARGE

During the accumulation phase you can make withdrawals from your contract. When you make a withdrawal, money will be taken first from your purchase payments for purposes of determining withdrawal charges. When your purchase payments have been used up, then we will take the money from your earnings. You will not have to pay any withdrawal charge when you withdraw your earnings.

   The withdrawal charge is for the payment of the expenses involved in selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. If the contract is sold under circumstances that reduce the sales expenses, we may reduce or eliminate the withdrawal charge. For example, a large group of individuals purchasing contracts or an individual who already has a relationship with us may receive such a reduction.

   You can withdraw up to 10% of your total purchase payments each contract year without paying a withdrawal charge. This amount is referred to as the "charge-free amount." If any of the charge-free amount is not used during a contract year, it will be carried over to the next contract year. During the first seven contract years, if your withdrawal of purchase payments is more than the charge-free amount, a

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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

withdrawal charge will be applied. This charge is based on your contract date.

   The following table shows the percentage of withdrawal charges that would apply:

PERCENTAGE OF APPLICABLE WITHDRAWAL CHARGES
------------------------------------------------------------

During contract year 1              7%
During contract year 2              6%
During contract year 3              5%
During contract year 4              4%
During contract year 5              3%
During contract year 6              2%
During contract year 7              1%
After that                          0%


   Note: As of the beginning of the contract year, you may withdraw up to 10% of the total purchase payments plus any charge-free amount carried over from the previous contract year without charge. There is no withdrawal charge on any amount used to provide income under the Life Annuity with 120 Payments (10 years) Certain Option or for a fixed period of 5 years or more. Surrender charges are waived when a death benefit is paid. There will be a reduction in the withdrawal charge for contracts issued to contractowners whose age is 84 and older.



TAXES ATTRIBUTABLE TO PREMIUM



There are federal, state and local premium based taxes applicable to your purchase payment. We are responsible for the payment of these taxes and may make a deduction from the value of the contract to pay some or all of these taxes. Some of these taxes are due when the contract is issued, others are due when the annuity payments begin. It is our current practice not to deduct a charge for state premium taxes until annuity payments begin. In the states that impose a premium tax, the current rates range up to 3.5%. New York does not, however, currently charge premium taxes. It is also our current practice not to deduct a charge for the federal deferred acquisition costs paid by us that are based on premium received. However, we reserve the right to charge the contractowner in the future for any such deferred acquisition costs and any federal, state or local income, excise, business or any other type of tax measured by the amount of premium received by us.


TRANSFER FEE


You can make 12 free transfers every year. If you make more than 12 transfers in a year (excluding Dollar Cost Averaging and Auto-Rebalancing), we will deduct a transfer fee of $25 for each additional transfer. We will deduct the transfer fee pro-rata from the investment options from which the transfer is made. The transfer fee is deducted before the market value adjustment, if any, is calculated.


COMPANY TAXES

We will pay the taxes on the earnings of the Separate Account. We are not currently charging the Separate Account for taxes. We will periodically review the issue of charging the Separate Account for these taxes, and may impose such a charge in the future.

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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        7:

HOW CAN I

        ACCESS MY MONEY?
--------------------------------------------------------------------------------

YOU CAN ACCESS YOUR MONEY BY:

-  MAKING A WITHDRAWAL (EITHER PARTIAL OR COMPLETE); OR

-  ELECTING TO RECEIVE ANNUITY PAYMENTS DURING THE INCOME PHASE.

YOU CAN MAKE WITHDRAWALS ONLY DURING THE ACCUMULATION PHASE


When you make a complete withdrawal, you will receive the value of your contract, less any applicable charges. We will calculate the value of your contract, and charges, if any, as of the date we receive your request in good order at the Prudential Annuity Service Center.


   Unless you tell us otherwise, any partial withdrawal will be made proportionately from all of the affected investment options and interest-rate options you have selected. You will need our consent to make a partial withdrawal if the requested withdrawal is less than $500.

   We will generally pay the withdrawal amount, less any required tax withholding, within seven days after we receive a properly completed withdrawal request. We will deduct applicable charges, and apply a market-value adjustment, if any, from the assets in your contract.

   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS AND THE TAX DISCUSSION IN THE STATEMENT OF ADDITIONAL INFORMATION.

AUTOMATED WITHDRAWALS

We offer an Automated Withdrawal feature. This feature enables you to receive periodic withdrawals in monthly, quarterly, semiannual or annual intervals. We will process your withdrawals at the end of the business day at the intervals you specify. We will continue at these intervals until you tell us otherwise.

   You can make withdrawals from any designated investment option or proportionally from all investment options. Market-value adjustments may apply. Withdrawal charges may be deducted if the withdrawals in any contract year are more than the charge-free amount. The minimum automated withdrawal amount you can make is $250.


   INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO AUTOMATED WITHDRAWALS. FOR A MORE COMPLETE EXPLANATION, SEE SECTION 8 OF THIS PROSPECTUS AND THE TAX DISCUSSION IN THE STATEMENT OF ADDITIONAL INFORMATION.


SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments made in connection with withdrawals or transfers for any period when:

- The New York Stock Exchange is closed (other than customary weekend and holiday closings);

-  Trading on the New York Stock Exchange is restricted;


- An emergency exists, as determined by the SEC, during which sales of shares of the mutual funds are not feasible or we cannot reasonably value the accumulation units; or


- The Securities and Exchange Commission, by order, permits suspension or postponement of payments for the protection of owners.


We expect to pay the amount of any withdrawal or transfer made from the fixed interest-rate options promptly upon request.


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 28

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        8:
WHAT ARE THE TAX CONSIDERATIONS ASSOCIATED WITH THE

        DISCOVERY SELECT CONTRACT?
--------------------------------------------------------------------------------

The tax considerations associated with the Discovery Select contact vary depending on whether the contract is (i) owned by an individual and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. It is not intended as tax advice. A qualified tax adviser should be consulted for complete information and advice.

CONTRACTS OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX FAVORED RETIREMENT
PLANS)

TAXES PAYABLE BY YOU

We believe the contract is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract.

   Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below.


TAXES ON WITHDRAWALS AND SURRENDER


If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn.


   If you assign or pledge all or part of your contract as collateral for a loan, the part assigned will be treated as a withdrawal. Also, if you elect the interest payment option, you will be treated, for tax purposes, as surrendering your contract.



   If you transfer your contract for less than full consideration, such as by gift, you will trigger tax on the gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.


TAXES ON ANNUITY PAYMENTS

A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract.


   After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.



TAX PENALTY ON WITHDRAWALS AND ANNUITY PAYMENTS



Any taxable amount you receive under your contract may be subject to a 10 percent tax penalty. Amounts are not subject to this tax penalty if:


-  the amount is paid on or after you reach age 59 1/2 or die;

-  the amount received is attributable to your becoming disabled;

- the amount paid or received is in the form of level annuity payments not less frequently than annually under a lifetime annuity; and

- the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

   If you modify the lifetime annuity payment stream (other than as a result of death or disability) before you reach age 59 1/2 (or before the end of the five year period beginning with the first payment and ending after you reach age
59 1/2), your tax for the year of modification will be increased by the penalty tax that would have been imposed without the exception, plus interest for the deferral.

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        8:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

TAXES PAYABLE BY BENEFICIARIES


All of the death benefit options are subject to income tax to the extent the distribution exceeds the adjusted basis in the contract and the full value of the contract and the full value of the death benefit is included in the owner's estate. Generally, the same tax rules apply to amounts received by your beneficiary as those set forth above with respect to you. The election of an annuity payment option instead of a lump sum death benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below.


WITHHOLDING OF TAX FROM DISTRIBUTIONS

Taxable amounts distributed from your annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. These elections must be made on the appropriate forms that we provide.

ANNUITY QUALIFICATION

Diversification and Investor Control In order to qualify for the tax rules applicable to annuity contracts described above, the contract must be an annuity contract for tax purposes. This means that the assets underlying the annuity contract must be diversified, according to certain rules. It also means that we, and not you as the contractowner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. We believe these rules, which are further discussed in the Statement of Additional Information, will be met.

Required Distributions Upon Your Death Upon your death (or the death of a joint owner, if earlier), certain distributions must be made under the contract. The required distributions depend on whether you die on or before you start taking annuity payments under the contract or after you start taking annuity payments under the contract.

   If you die on or after the annuity date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If you die before the annuity date, the entire interest in the contract must be distributed within 5 years after the date of death. However, if an annuity payment option is selected by your designated beneficiary and if annuity payments begin within 1 year of your death, the value of the contract may be distributed over the beneficiary's life or a period not exceeding the beneficiary's life expectancy. Your designated beneficiary is the person to whom ownership of the contract passes by reason of death, and must be a natural person.

   If any portion of the contract is payable to (or for the benefit of) your surviving spouse, such portion of the contract may be continued with your spouse as the owner.

Changes in the Contract We reserve the right to make any changes we deem necessary to assure that the contract qualifies as an annuity contract for tax purposes. Any such changes will apply to all contractowners and you will be given notice to the extent feasible under the circumstances.

ADDITIONAL INFORMATION

You should refer to the Statement of Additional Information if:

- The contract is held by a corporation or other entity instead of by an individual or as agent for an individual.

- Your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982.

-  You are a nonresident alien.

- You transfer your contract to, or designate, a beneficiary who is either 37 1/2 years younger than you or a grandchild.

-  You wish additional information on withholding taxes.

CONTRACTS HELD BY TAX FAVORED PLANS

Currently, the contract may be purchased for use in connection with individual retirement accounts and annuities ("IRAs") which are subject to Sections 408(a),

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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

408(b) and 408A of the Code. At some future time we may allow the contract to be purchased in connection with other retirement arrangements which are also entitled to favorable federal income tax treatment ("tax favored plans"). These other tax favored plans include:

-  Simplified employee pension plans ("SEPs") under Section 408(k) of the Code;

- Saving incentive match plans for employees-IRAs ("SIMPLE-IRAs") under Section 408(p) of the Code; and

-  Tax-deferred annuities ("TDAs") under Section 403(b) of the Code.

   This description assumes that (i) we will be offering this to both IRA and non-IRA tax favored plans, and (ii) you have satisfied the general requirements for eligibility for these products.

   You should be aware that tax favored plans such as IRAs generally provide tax deferral regardless whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax deferral benefits.

IRAs If you buy a contract for use as an IRA, we will provide you a copy of the prospectus and the contract. The IRA Disclosure Statement on page 41 contains information about eligibility, contribution limits, tax particulars and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the contract by notifying us in writing, and we will refund all of the purchase payments under the contract (or, if greater, the amount credited under the contract, calculated as of the valuation period that we receive this cancellation notice).


   Contributions Limits/Rollovers: Because of the way the contract is designed, you may only purchase a contract for an IRA in connection with a "rollover" of amounts from a qualified retirement plan or transfer from another IRA. You must make a minimum initial payment of $10,000 to purchase a contract. This minimum is greater than the maximum amount of any annual contribution you may make to an IRA (which is generally $2,000/year). The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy the contract, you can make regular IRA contributions under the contract (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not be able subsequently to "roll over" the contract funds originally derived from a qualified retirement plan into another Section 401(a) plan or TDA (although you may be able to transfer the funds to another IRA).


   Required Provisions: Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

- You, as owner of the contract, must be the "annuitant" under the contract (except in certain cases involving the division of property under a decree of divorce);

-  Your rights as owner are non-forfeitable;

-  You cannot sell, assign or pledge the contract, other than to us;

- The annual premium you pay cannot be greater than $2,000 (which does not include any rollover amounts);

- The date on which annuity payments must begin cannot be later than the April 1st of the calendar year after the calendar year you turn age 70 1/2; and

- Death and annuity payments must meet "minimum distribution requirements" (described below).

   Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier. In addition to this normal tax

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        8:
TAX CONSIDERATIONS ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT CONTINUED
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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

liability, you may also be liable for the following, depending on your actions:

-  A 10% "early distribution penalty" (described below);

- Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or

-  Failure to take a minimum distribution (also generally described below).

SEPs SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:


- If you participate in a SEP, you generally do not include into income any employer contributions made to the SEP on your behalf up to the lesser of (a) $35,000 (in 2001) or (b) 15% of the employee's earned income (not including the employer contribution amount as "earned income" for these purposes). However, for these purposes, compensation in excess of certain limits established by IRS will not be considered. In 2001, this limit is $170,000;


- SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and


- Some SEPs for small employers permit salary deferrals (up to $10,500 in 2001) with the employer making these contributions to the SEP. However, no new "salary reduction" or "SAR-SEPs" can be established after 1996.


   You will also be provided the same information, and have the same "free look" period, as you would have if you were purchasing the contract for a standard IRA.

SIMPLE-IRAs SIMPLE-IRAs are another variation on the standard IRA, available to small employers (under 100 employees, on a "controlled group" basis) that do not offer other tax favored plans. SIMPLE-IRAs are also subject to the same basic IRA requirements with the following exceptions:


- Participants in a SIMPLE-IRA may contribute up to $6,500 (in 2001, indexed), as opposed to the usual $2,000 limit, and employer contributions may also be provided as either a match (up to 3% of your compensation); and


-  SIMPLE -IRAs are not subject to the SEP nondiscrimination rules.


TDAs You may own a TDA generally if you are either an employer or employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, you may make contributions to a TDA so long as the employee's rights to the annuity are nonforfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $10,500 (2001, indexed). Further, you may roll over TDA amounts to another TDA or an IRA.


   A contract may only qualify as a TDA if distributions (other than "grandfathered" amounts held as of December 31, 1988) may be made only on account of:

-  Your attainment of age 59 1/2;

-  Your severance of employment;

-  Your death;

-  Your total and permanent disability; OR

- Hardship (under limited circumstances, and only related to salary deferrals and any earnings attributable to these amounts).

   In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70 1/2 or retire, whichever is later.

   These distribution limits do not apply either to transfers or exchanges of investments under the contract, or to any "direct transfer" of your interest in the contract to another TDA or to a mutual fund "custodial account" described under Code Section 403(b)(7).

   Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to "qualified" retirement plans.


MINIMUM DISTRIBUTION REQUIREMENTS AND PAYMENT OPTION



If you hold the contract under an IRA (or other tax-favored plan), IRS minimum distribution requirements must be satisfied. This means that payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. The

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                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount, including a new method permitted under IRS rules released in January 2001. More information on the mechanics of this calculation is available on request. Please contact us a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% IRS penalty tax on the amount of any minimum distribution not made in a timely manner.



   You can use the Minimum Distribution option to satisfy the IRS minimum distribution requirements for this contract without either beginning annuity payments or surrendering the contract. We will send you a check for this minimum distribution amount, less any other partial withdrawals that you made during the year. Please note that the Minimum Distribution option may need to be modified after 2001 to satisfy recently announced changes in IRS rules.



PENALTY FOR EARLY WITHDRAWALS



You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, SIMPLE-IRA (which may increase to 25%), Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. There are only limited exceptions to this tax, and you should consult your tax adviser for further details.


WITHHOLDING

The Code requires a mandatory 20% federal income tax withholding for certain distributions from a TDA or qualified retirement plan, unless the distribution is an eligible rollover contribution that is "directly" rolled into another qualified plan, IRA (including the IRA variations described above) or TDA. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

- For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions; and

-  For all other distributions, you will be withheld at a 10% rate.

   We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes.

ERISA DISCLOSURE/REQUIREMENTS


ERISA (the "Employee Retirement Income Security Act of 1974") and the Code prevents a fiduciary and other "parties in interest" with respect to a plan (and, for these purposes, an IRA would also constitute a "plan") from receiving any benefit from any party dealing with the plan, as a result of the sale of the contract. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the contract. This information has to do primarily with the fees, charges, discounts and other costs related to the contract, as well as any commissions paid to any agent selling the contract.



   Information about any applicable fees, charges, discounts, penalties or adjustments may be found under "What Are the Expenses Associated with the Discovery Select Contract" starting on page 26. Information about sales representatives and commissions may be found under "Other Information" and "Sale and Distribution of the Contract" on page 34.


   In addition, other relevant information required by the exemptions is contained in the contract and accompanying documentation. Please consult your tax advisor if you have any additional questions.

ADDITIONAL INFORMATION

For additional information about the requirements of federal tax law applicable to tax favored plans, see the "IRA Disclosure Statement" on page 41.

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

        9:

OTHER

        INFORMATION
--------------------------------------------------------------------------------

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

Pruco Life Insurance Company of New Jersey is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York and therefore is subject to the insurance laws and regulations of those states where it is licensed to do business. Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Life Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the State of New Jersey.

   Pruco Life of New Jersey publishes annual and quarterly reports that are filed with the SEC. These reports contain financial information about Pruco Life of New Jersey that is annually audited by independent accountants. The most recent annual report is contained in the SAI. While Pruco Life of New Jersey's annual report is not ordinarily mailed to contractholders, you can obtain a copy at no cost by calling us at our number listed on the cover. This information, together with all the more current reports filed with the SEC as required by section 15 of the Exchange Act of 1934, is legally a part of this prospectus.


   Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently pursuing reorganizing itself into a stock life insurance company through a process known as "demutualization". On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. On December 15, 2000, the Board of Directors adopted a plan of reorganization pursuant to that legislation and authorized management to submit an application to the New Jersey Commissioner of Banking and Insurance for approval of the plan. The application was submitted on March 14, 2001. However, demutualization is a complex process and a number of additional steps must be taken before the demutualization can occur, including a public hearing, voting by qualified policyholders, and regulatory approval. Prudential is planning on completing this process in 2001, but there is no certainty that the demutualization will be completed in this timeframe or that the necessary approvals will be obtained. Also it is possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans. As a general rule, the plan of reorganization provides that, in order for policies or contracts to be eligible for compensation in the demutualization, they must have been in force on the date the Board of Directors adopted the plan, December 15, 2000. If demutualization does occur, all the guaranteed benefits described in your policy or contract would stay the same.


THE SEPARATE ACCOUNT

We have established a separate account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Separate Account), to hold the assets that are associated with the contracts. The Separate Account was established under New Jersey law on May 20, 1996, and is registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life of New Jersey and legally belong to us. These assets are kept separate from all of our other assets and may not be charged with liabilities arising out of any other business we may conduct. More detailed information about Pruco Life of New Jersey, including its audited financial statements, is provided in the Statement of Additional Information.

SALE AND DISTRIBUTION OF THE CONTRACT

Prudential Investment Management Services LLC ("PIMS"), 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the contracts. PIMS is a wholly-owned subsidiary of Prudential and is a limited liability corporation organized under Delaware

--------------------------------------------------------------------------------
 34

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


law in 1996. It is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. We pay the broker-dealer whose registered representatives sell the Contract either:



-  a commission of up to 6.25% of your Purchase Payments; or



- a combination of a commission on Purchase Payments and a "trail" commission -- which is a commission determined as a percentage of your Contract Value that is paid periodically over the life of your Contract.



   The commission amount quoted above is the maximum amount which is paid. In most circumstances, the registered representative who sold the contract will receive significantly less.



   From time to time, Prudential or its affiliates may offer and pay non-cash compensation to registered representatives who sell the Contract. For example, Prudential or an affiliate may pay for a training and education meeting that is attended by registered representatives of both Prudential-affiliated broker-dealers and independent broker-dealers. Prudential and its affiliates retain discretion as to which broker-dealers to offer non-cash (and cash) compensation arrangements, and will comply with NASD rules and other pertinent laws in making such offers and payments. Our payment of cash or non-cash compensation in connection with sales of the Contract does not result directly in any additional charge to you.


ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice. We will not be liable for any payment or other action we take in accordance with the contract if that action occurs before we receive notice of the assignment. An assignment, like any other change in ownership, may trigger a taxable event.

   If the contract is issued under a qualified plan, there may be limitations on your ability to assign the contract. For further information please speak to your financial professional.

FINANCIAL STATEMENTS

The financial statements of the Separate Account associated with Discovery Select are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

Contents:

-  Company

-  Experts

-  Litigation

-  Legal Opinions

-  Principal Underwriter

-  Determination of Accumulation Unit Values

-  Performance Information

-  Comparative Performance Information

-  Further Information about the Death Benefit

-  Federal Tax Status

-  Financial Information


HOUSEHOLDING



To reduce costs, we now send only a single copy of prospectuses and shareholder reports to each consenting household, in lieu of sending a copy to each contractholder that resides in the household. If you are a member of such a household, you should be aware that you can revoke your consent to householding at any time, and begin to receive your own copy of prospectuses and shareholder reports, by calling 1-877-778-5008.


--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------


ACCUMULATION UNIT VALUES: AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
PRUDENTIAL DIVERSIFIED BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.05924                      $1.13525                         4,451,359
         1/1/98 to 12/31/98                     $1.13525                      $1.19977                        28,376,932
         1/1/99 to 12/31/99                     $1.19977                      $1.17457                        45,438,932
         1/1/00 to 12/31/00                     $1.17457                      $1.27085                        45,259,883

PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         5/3/99* to 12/31/99                    $0.99960                      $1.05128                         7,816,513
         1/1/00 to 12/31/00                     $1.05128                      $1.07605                        10,776,781

PRUDENTIAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.23280                      $1.48518                         9,062,852
         1/1/98 to 12/31/98                     $1.48518                      $1.60144                        27,877,412
         1/1/99 to 12/31/99                     $1.60144                      $1.77642                        38,608,928
         1/1/00 to 12/31/00                     $1.77642                      $1.80930                        36,432,147

PRUDENTIAL GLOBAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.20025                      $1.26079                         1,544,582
         1/1/98 to 12/31/98                     $1.26079                      $1.55516                         3,115,243
         1/1/99 to 12/31/99                     $1.55516                      $2.27423                         6,113,646
         1/1/00 to 12/31/00                     $2.27423                      $1.84646                         7,911,406

PRUDENTIAL HIGH YIELD BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.12690                      $1.25972                         5,397,207
         1/1/98 to 12/31/98                     $1.25972                      $1.21296                        23,777,679
         1/1/99 to 12/31/99                     $1.21296                      $1.25119                        28,531,566
         1/1/00 to 12/31/00                     $1.25119                      $1.13618                        28,565,345

PRUDENTIAL MONEY MARKET PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.04778                      $1.08688                         5,366,453
         1/1/98 to 12/31/98                     $1.08688                      $1.12985                        16,317,010
         1/1/99 to 12/31/99                     $1.12985                      $1.16977                        24,579,687
         1/1/00 to 12/31/00                     $1.16977                      $1.22545                        22,639,187

PRUDENTIAL JENNISON PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.19836                      $1.48006                         4,356,135
         1/1/98 to 12/31/98                     $1.48006                      $2.00651                        19,579,080
         1/1/99 to 12/31/99                     $2.00651                      $2.81446                        37,559,381
         1/1/00 to 12/31/00                     $2.81446                      $2.29341                        43,123,474

PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         9/1/98* to 12/31/98                    $1.02621                      $1.25353                           514,051
         1/1/99 to 12/31/99                     $1.25353                      $1.39319                         3,488,013
         1/1/00 to 12/31/00                     $1.39319                      $1.55006                         5,540,523
                                                                                            THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------
 36

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED): AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
PRUDENTIAL STOCK INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.18151                      $1.48876                         8,543,943
         1/1/98 to 12/31/98                     $1.48876                      $1.88540                        25,485,050
         1/1/99 to 12/31/99                     $1.88540                      $2.24149                        38,786,276
         1/1/00 to 12/31/00                     $2.24149                      $2.01096                        40,625,059
PRUDENTIAL VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.24933                      $1.66167                         5,978,495
         1/1/98 to 12/31/98                     $1.66167                      $1.59960                        25,310,440
         1/1/99 to 12/31/99                     $1.59960                      $1.77516                        27,398,451
         1/1/00 to 12/31/00                     $1.77516                      $2.02329                        24,717,539
PRUDENTIAL 20/20 FOCUS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/1/99* to 12/31/99                    $0.99960                      $1.17842                         4,526,683
         1/1/00 to 12/31/00                     $1.17842                      $1.09942                         7,425,122
AIM VI GROWTH AND INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.08005                      $1.28644                         2,414,429
         1/1/98 to 12/31/98                     $1.28644                      $1.61976                         5,636,579
         1/1/99 to 12/31/99                     $1.61976                      $2.14458                         8,448,068
         1/1/00 to 12/31/00                     $2.14458                      $1.80711                         9,720,950
AIM VI VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.06636                      $1.27997                         2,687,877
         1/1/98 to 12/31/98                     $1.27997                      $1.67125                         6,623,349
         1/1/99 to 12/31/99                     $1.67125                      $2.14096                        13,867,703
         1/1/00 to 12/31/00                     $2.14096                      $1.80208                        18,081,829
ALLIANCE PREMIER GROWTH
---------------------------------------------------------------------------------------------------------------------------------
         5/1/00* to 12/31/00                    $1.01651                      $0.79874                         1,767,797
AMERICAN CENTURY VP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------------
         9/1/98* to 12/31/98                    $1.02098                      $1.17305                           122,871
         1/1/99 to 12/31/99                     $1.17305                      $1.14715                         2,092,340
         1/1/00 to 12/31/00                     $1.14715                      $1.33658                         3,271,112
CREDIT SUISSE WARBURG PINCUS TRUST GLOBAL POST-VENTURE CAPITAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $0.98396                      $1.07018                           624,929
         1/1/98 to 12/31/98                     $1.07018                      $1.12410                         1,555,894
         1/1/99 to 12/31/99                     $1.12410                      $1.81263                         2,104,691
         1/1/00 to 12/31/00                     $1.81263                      $1.44905                         3,551,598
DAVIS VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         5/1/00* to 12/31/00                    $1.01069                      $0.99182                         3,277,583
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------
FRANKLIN SMALL CAP INVESTMENTS FUND--CLASS 2
---------------------------------------------------------------------------------------------------------------------------------
         9/1/98* to 12/31/98                    $1.00945                      $1.24477                           253,350
         1/1/99 to 12/31/99                     $1.24477                      $2.14040                         1,955,833
         1/1/00 to 12/31/00                     $2.14040                      $1.76141                         4,980,000
                                                                                            THIS CHART CONTINUES ON THE NEXT PAGE


--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


ACCUMULATION UNIT VALUES (CONTINUED): AS A PERCENTAGE OF EACH FUND'S AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                         ACCUMULATION UNIT VALUE       ACCUMULATION UNIT VALUE       NUMBER OF ACCUMULATION UNITS
                                         AT BEGINNING OF PERIOD           AT END OF PERIOD           OUTSTANDING AT END OF PERIOD
JANUS ASPEN SERIES GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.04112                      $1.22056                         2,360,624
         1/1/98 to 12/31/98                     $1.22056                      $1.63278                         6,145,905
         1/1/99 to 12/31/99                     $1.63278                      $2.31865                        13,375,166
         1/1/00 to 12/31/00                     $2.31865                      $1.95266                        18,498,576

JANUS ASPEN SERIES INTN'L GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.07728                      $1.23121                         3,626,939
         1/1/98 to 12/31/98                     $1.23121                      $1.42337                         7,490,614
         1/1/99 to 12/31/99                     $1.42337                      $2.55865                        10,899,400
         1/1/00 to 12/31/00                     $2.55865                      $2.12110                        14,820,457

MFS EMERGING GROWTH SERIES
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $0.99843                      $1.15186                         2,636,905
         1/1/98 to 12/31/98                     $1.15186                      $1.52386                         8,147,991
         1/1/99 to 12/31/99                     $1.52386                      $2.65585                        11,792,762
         1/1/00 to 12/31/00                     $2.65585                      $2.10566                        15,272,415

MFS RESEARCH SERIES
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.05478                      $1.21695                         2,159,262
         1/1/98 to 12/31/98                     $1.21695                      $1.48048                         4,582,935
         1/1/99 to 12/31/99                     $1.48048                      $1.81149                         5,510,866
         1/1/00 to 12/31/00                     $1.81149                      $1.69985                         5,861,621

OCC ACCUMULATION TRUST MANAGED PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.08859                      $1.26668                         7,302,011
         1/1/98 to 12/31/98                     $1.26668                      $1.34022                        21,770,163
         1/1/99 to 12/31/99                     $1.34022                      $1.38780                        23,288,748
         1/1/00 to 12/31/00                     $1.38780                      $1.50197                        19,918,367

OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.05425                      $1.26710                         2,630,491
         1/1/98 to 12/31/98                     $1.26710                      $1.13668                         6,811,750
         1/1/99 to 12/31/99                     $1.13668                      $1.10051                         7,804,349
         1/1/00 to 12/31/00                     $1.10051                      $1.56487                         7,859,955

T. ROWE PRICE EQUITY INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.07051                      $1.33212                         3,846,266
         1/1/98 to 12/31/98                     $1.33212                      $1.43277                         9,576,908
         1/1/99 to 12/31/99                     $1.43277                      $1.46583                        11,645,491
         1/1/00 to 12/31/00                     $1.46583                      $1.63398                        11,413,962

T. ROWE PRICE INTN'L SERIES--INTN'L STOCK PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
         1/24/97* to 12/31/97                   $1.02164                      $1.05690                         1,286,791
         1/1/98 to 12/31/98                     $1.05690                      $1.20747                         2,623,440
         1/1/99 to 12/31/99                     $1.20747                      $1.58765                         3,593,199
         1/1/00 to 12/31/00                     $1.58765                      $1.28651                         4,135,787


* Commencement of Business

--------------------------------------------------------------------------------
 38

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

MARKET-VALUE
        ADJUSTMENT FORMULA
--------------------------------------------------------------------------------

MARKET-VALUE ADJUSTMENT FORMULA

The Market-Value Adjustment, which is applied to withdrawals and transfers made at any time other than the 30-day period following the end of an interest rate period, involves three amounts:

1) The number of whole months remaining in the existing interest rate period.

2) The guaranteed interest rate.

3) The interest rate that Pruco Life declares for a duration of one year longer than the number of whole years remaining on the existing cell being withdrawn from.

STATED AS A FORMULA, THE MARKET VALUE IS EQUAL TO:
(M/12) X (R-C)

   not to exceed +0.40 or be less than -0.40; where,

-----------------------------------------------------
M    =    the number of whole months (not to be less
          than one) remaining in the interest-rate
          period
R    =    the Contract's guaranteed interest-rate
          expressed as a decimal. Thus 6.2% is
          converted to 0.062.
C    =    the interest-rate, expressed as a decimal,
          that Pruco Life declares for a duration
          equal to the number of whole years
          remaining in the present interest-rate
          period, plus 1 year as of the date the
          request for a withdrawal or transaction is
          received
-----------------------------------------------------

The Market-Value Adjustment is then equal to the Market Value Factor multiplied by the amount subject to a Market-Value Adjustment.

STEP BY STEP

The steps below explain how a market-value adjustment is calculated.

STEP 1: Divide the number of whole months left in the existing interest rate period (not to be less than one) by 12.

STEP 2: Divide the interest rate Pruco Life declares on the date the request for withdrawal or transfer is received for a duration of years equal to the whole number of years determined in Step 1, plus 1 additional year. Subtract this interest rate from the guaranteed interest rate. The result could be negative.

STEP 3: Multiply the results of Step 1 and Step 2. Again, the result could be negative. If the result is less than -0.4, use the value -0.4. If the result is in between -0.4 and 0.4, use the actual value. If the result is more than 0.4, use the value 0.4.

STEP 4: Multiply the result of Step 3 (which is the Market Value Factor) by the value of the amount subject to a Market-Value Adjustment. The result is the Market-Value Adjustment.

STEP 5: The result of Step 4 is added to the interest cell. If the Market-Value Adjustment is positive, the interest cell will go up in value. If the Market-Value Adjustment is negative, the interest cell will go down in value.

   Depending upon when the withdrawal request is made, a withdrawal charge may apply.

   The following example will illustrate the application of a market-value adjustment and the determination of the withdrawal charge:

Suppose a contractowner made two invested purchase payments, the first in the amount of $10,000 on December 1, 1995, all of which was allocated to the Equity Subaccount, and the second in the amount of $5,000 on October 1, 1997, all of which was allocated to the MVA Option with a guaranteed interest rate of 8% (0.08) for 7 years. A request for withdrawal of $8,500 is made on February 1, 2000 (the contract owner does not provide any withdrawal instructions). On that date the amount in the Equity Subaccount is equal to $12,000 and the amount in the interest cell with a maturity date of September 30, 2004 is $5,985.23, so that the contract fund on that date is equal to $17,985.23.

   On February 1, 2000, the interest rates declared by Pruco Life for the duration of 5 Years (4 whole years remaining until September 30, 2004, plus 1 year) is 11%.

--------------------------------------------------------------------------------

MARKET-VALUE ADJUSTMENT FORMULA CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

The following computations would be made:

1) Calculate the Contract Fund value as of the effective date of the transaction. This would be $17,985.23.

2) Calculate the charge-free amount (the amount of the withdrawal that is not subject to a withdrawal charge).

   DATE     PAYMENT   FREE
   -------------------------
   12/1/95  $10,000   $1,000
   12/1/96            $2,000
   10/1/97  $5,000    $2,500
   12/1/97            $4,000
   12/1/98            $5,500
   12/1/99            $7,000

   The charge-free amount in the fifth Contract year is 10% of $15,000 (total purchase payments) plus $5,500 (the charge-free amount available in the fourth Contract year) for a total of $7,000.

3) Since the withdrawal request is in the fifth Contract year, a 3% withdrawal charge rate applies to any portion of the withdrawal which is not charge-free.

    --------------------------------------------
     $8,500.00  requested withdrawal amount
    -$7,000.00  charge-free
    --------------------------------------------
     $1,500.00  additional amount needed to
                complete withdrawal

   The Contract provides that the Contract Fund will be reduced by an amount which, when reduced by the withdrawal charge, will equal the amount requested. Therefore, in order to produce the amount needed to complete the withdrawal request ($1,500), we must "gross-up" that amount, before applying the withdrawal charge rate. This is done by dividing by 1 minus the withdrawal charge rate.
   -----------------------------------------------------------

     $1,500.00 / (1-.03) =
     $1,500.00 / 0.97 = $1,546.39 grossed-up amount

   Please note that a 3% withdrawal charge on this grossed-up amount reduces it to $1,500, the balance needed to complete the request.

    --------------------------------------------
     $1,546.39  grossed-up amount
    X      .03  withdrawal charge rate
    --------------------------------------------
        $46.39  withdrawal charge

4) The Market Value Factor is determined as described in steps 1 through 5, above. In this case, it is equal to 0.08 (8% is the guaranteed rate in the existing cell) minus 0.11 (11% is the interest-rate that would be offered for an interest cell with a duration of the remaining whole years plus 1), which is -0.03, multiplied by 4.58333 (55 months remaining until September 30, 2004, divided by 12) or -0.13750. Thus, there will be a negative Market-Value Adjustment of 14% of the amount in the interest cell that is subject to the adjustment.

    --------------------------------------------
          -0.13750 X $5,985.23 =
       -822.97  negative MVA
     $5,985.23  unadjusted value
    --------------------------------------------
     $5,162.26  adjusted value
    $12,000.00  equity value
    --------------------------------------------
    $17,162.26  adjusted contract fund

5) The total amount to be withdrawn, $8,546.39, (sum of the surrender charge, $46.39, and the requested withdrawal amount of $8,500) is apportioned over all accounts making up the Contract Fund following the Market-Value Adjustments, if any, associated with the MVA option.

    ------------------------------------------------
    Equity
    ($12,000/$17,162.26) X $8,546.39 =    $5,975.71
    ------------------------------------------------
    7-Yr MVA
    ($5,162.26/$17,162.26) X $8,546.39 =  $2,570.68
                                          ---------
                                          $8,546.39

6) The adjusted value of the interest cell, $5,162.26, reduced by the withdrawal of $2,570.68 leaves $2,591.58. This amount must be "unadjusted" by dividing it by 0.86250 (1 plus the Market-Value Adjustment of -0.13750) to determine the amount remaining in the interest cell to which the guaranteed interest-rate of 8% will continue to be credited until September 30, 2004 or a subsequent withdrawal. That amount is $3,004.73.

--------------------------------------------------------------------------------
 40

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

IRA DISCLOSURE STATEMENT
--------------------------------------------------------------------------------

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEP) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service. Those are federal tax law rules; state tax laws may vary.

FREE LOOK PERIOD

The annuity contract offered by this prospectus gives you the opportunity to return the contract for a full refund within 10 days (or whatever period is required by applicable state law) after it is delivered. This is a more liberal provision than is required in connection with IRAs. To exercise this "free-look" provision, return the contract to the representative who sold it to you or to the Prudential Annuity Service Center at the address shown on the first page of this prospectus.

ELIGIBILITY REQUIREMENTS

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally, if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

CONTRIBUTIONS AND DEDUCTIONS


Contributions to your IRA will be deductible if you are not an "active participant" in an employer maintained qualified retirement plan or you have "Adjusted Gross Income" (as defined under Federal tax laws) which does not exceed the "applicable dollar limit." IRA (or SEP) contributions must be made by no later than the time you file your income tax return for that year. For a single taxpayer, the applicable dollar limitation is $33,000 (in 2001), with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $33,000-$43,000. For married couples filing jointly, the applicable dollar limitation is $53,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $53,000-$63,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $43,000 for individuals and $63,000 for married couples filing jointly. These amounts are for 2001. Income limits are scheduled to increase until 2006 for single taxpayers and 2007 for married taxpayers.



   Contributions made by your employer to your SEP are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEP will be entitled to elect to have their employer make contributions to their SEP on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee's behalf to the SEP, those funds are not treated as current taxable income to the employee. Elective deferrals under a SEP are subject to an inflation-adjusted limit, which is $10,500 in 2001. Salary-reduction SEPs (also called "SARSEPs") are available only if at least 50% of the employees elect to have amounts contributed to the SARSEP and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may not be established after 1996.


   The IRA maximum annual contribution and your tax deduction is limited to the lesser of: (1) $2,000 or (2) 100% of your earned compensation. Contributions in excess of the deduction limits may be subject to penalty. See below.


   Under a SEP agreement, the maximum annual contribution which your employer may make on your behalf to a SEP contract that is excludable from your income is the lesser of 15% of your salary or $25,500 (in 2001). An employee who is a participant in a SEP agreement may make after-tax contributions to the SEP contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above.


--------------------------------------------------------------------------------

IRA DISCLOSURE STATEMENT continued
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

   The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $2,000 or (2) 100% of taxable alimony.

   If you or your employer should contribute more than the maximum contribution amount to your IRA or SEP, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

   Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year. (See Premature Distributions below for penalties imposed on withdrawal when the contribution exceeds $2,000.)

IRA FOR NON-WORKING SPOUSE

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your "non-working" spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and, if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $2,000 each may be made to your IRA and the spousal IRA if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRAs; (ii) $4,000; or (iii) 100% of your combined gross income.

   Contributions in excess of the contribution limits may be subject to penalty. See above under "Contributions and Deductions." If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

   Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

ROLLOVER CONTRIBUTION

Once every year, you are permitted to withdraw any portion of the value of your IRA or SEP and reinvest it in another IRA or bond. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You will not be allowed a tax-deduction for the amount of any rollover contribution.

   A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later roll over such a contribution to another qualified retirement plan as long as you have not mixed it with IRA (or SEP) contributions you have deducted from your income. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

DISTRIBUTIONS

(a) PREMATURE DISTRIBUTIONS


At no time can your interest in your IRA or SEP be forfeited. To insure that your contributions will be used for retirement, the federal tax law does not permit you to use your IRA or SEP as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP to anyone. Use of an IRA (or SEP) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% tax penalty if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA or SEP without penalty to your former


--------------------------------------------------------------------------------
 42

--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9

spouse in accordance with the terms of a divorce decree.)

   You may surrender any portion of the value of your IRA (or SEP). In the case of a partial surrender which does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.


   The 10% tax penalty does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.



(b) DISTRIBUTION AFTER AGE 59 1/2



Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEP) regardless of when you actually retire. In addition, you must commence distributions from your IRA by April 1 following the year you attain age 70 1/2. You may elect to receive the distribution under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the period payment options or in one sum will be treated as ordinary income as you receive them to the degree that you have made deductible contributions. If you have made both deductible and nondeductible contributions, the portion of the distribution attributable to the nondeductible contribution will be tax-free.


(c) INADEQUATE DISTRIBUTIONS--50% TAX


Your IRA or SEP is intended to provide retirement benefits over your lifetime. Thus, federal tax law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments must be sufficient to pay out the entire value of your IRA during your life expectancy (or over the joint life expectancies of you and your spouse/beneficiary.) The calculation method is revised under the IRS proposed regulations for distributions beginning in 2002 and are optional for distributions in 2001. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.


(d) DEATH BENEFITS


If you, (or your surviving spouse) die before receiving the entire value of your IRA (or SEP), the remaining interest must be distributed to your beneficiary (or your surviving spouse's beneficiary) in one lump-sum within 5 years of death, or applied to purchase an immediate annuity for the beneficiary. This annuity must be payable over the life expectancy of the beneficiary beginning by December 31 of the year following the year after your or your spouse's death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun, the entire amount must be distributed at least as rapidly as if the owner had survived. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.


ROTH IRAS


Section 408A of the Tax Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $160,000 for married individuals filing jointly and less than $110,000 for single individuals. Married individuals filing separately are not eligible to contribute to a IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the lesser of $2,000 and 100% of compensation for that year (the $2,000 limit is phased out for incomes between $150,000 and $160,000 for married and between $95,000 and $110,000 for singles). The contribution

--------------------------------------------------------------------------------

IRA DISCLOSURE STATEMENT CONTINUED
--------------------------------------------------------------------------------

                                                                         PART II
DISCOVERY SELECT PROSPECTUS  SECTIONS 1-9


limit is reduced by the amount of any contributions made to a traditional IRA. Contributions to a Roth IRA are not deductible.



   For taxpayers with adjusted gross income of $100,000 or less, all or part of amounts in a traditional IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer's gross income. If such a rollover, transfer or conversion occurred before January 1, 1999, the portion of the amount includable in gross income must be included in income ratably over the next four years beginning with the year in which the transaction occurred. Provided a rollover contribution meets the requirements of IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.


   UNDER SOME CIRCUMSTANCES, IT MAY NOT BE ADVISABLE TO ROLL OVER, TRANSFER OR CONVERT ALL OR PART OF A NON-ROTH IRA TO A ROTH IRA. PERSONS CONSIDERING A ROLLOVER, TRANSFER OR CONVERSION SHOULD CONSULT THEIR OWN TAX ADVISOR.


   "Qualified distributions" from a Roth IRA are excludable from gross income. A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2;
(b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a traditional IRA.


   Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner's death subject to certain exceptions.

REPORTING TO THE IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

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PART III PROSPECTUSES
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VARIABLE INVESTMENT OPTIONS

                               [ROCKWELL GRAPHIC]

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                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2001


       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           VARIABLE ANNUITY CONTRACTS

     The DISCOVERY SELECT(R) Annuity Contract* (the "contract") is an individual variable annuity contract issued by the Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"). The contract is purchased by making an initial purchase payment of $10,000 or more; subsequent payments must be $1,000 or more.


     This statement of additional information is not a prospectus and should be read in conjunction with the Discovery Select prospectus, dated May 1, 2001. To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19101, or by telephoning
(888) PRU-2888.


                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
COMPANY.....................................................    2
EXPERTS.....................................................    2
LITIGATION..................................................    2
LEGAL OPINIONS..............................................    3
PRINCIPAL UNDERWRITER.......................................    3
DETERMINATION OF ACCUMULATION UNIT VALUES...................    3
PERFORMANCE INFORMATION.....................................    3
COMPARATIVE PERFORMANCE INFORMATION.........................    7
FURTHER INFORMATION ABOUT THE DEATH BENEFIT.................    8
FEDERAL TAX STATUS..........................................    9
DIRECTORS AND OFFICERS......................................   10
SEPARATE ACCOUNT FINANCIAL INFORMATION......................   A1
COMPANY FINANCIAL INFORMATION...............................   B1
FURTHER INFORMATION ABOUT PRUCO LIFE OF NEW JERSEY..........  C-1



 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY          PRUDENTIAL ANNUITY SERVICE CENTER
            213 WASHINGTON STREET                             P.O. BOX 7960,
        NEWARK, NEW JERSEY 07102-2992                     PHILADELPHIA, PA 19101
                                                         TELEPHONE: (888) PRU-2888


---------------
* DISCOVERY SELECT is a service mark of Prudential.
ORD96639NY1B

                                    COMPANY

     Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") is a stock life insurance company organized in 1982 under the laws of the State of New Jersey. Pruco Life of New Jersey is licensed to sell life insurance and annuities in the states of New Jersey and New York.

     Pruco Life of New Jersey is a wholly-owned subsidiary of Pruco Life Insurance Company, which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual life insurance company founded in 1875 under the laws of the State of New Jersey.

                                    EXPERTS


     The financial statements of Pruco Life of New Jersey as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 and the financial statements of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account as of December 31, 2000 and for each of the two years in the period ended December 31, 2000 included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York, 10036.


                                   LITIGATION


     We are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings specific to our practices and proceedings generally applicable to business practices in the industries in which we operate. In certain of these lawsuits, large and/or indeterminate amounts are sought, including punitive or exemplary damages.



     Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against Pruco Life and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including Pruco Life, entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied.



     As of December 31, 2000, Prudential and/or Pruco Life remained a party to approximately 109 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. Some of these cases seek substantial damages while others seek unspecified compensatory, punitive or treble damages. It is possible that substantial punitive damages might be awarded in one or more of these cases. Additional suits may also be filed by other individuals who "opted out" of the settlements.



     Prudential has indemnified Pruco Life for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.



     As of December 31, 2000 Prudential has paid or reserved for payment $4.405 billion before tax, equivalent to $2.850 billion after tax to provide for remediation costs, and additional sales practices costs including related administrative costs, regulatory fines, penalties and related payments, litigation costs and settlements, including settlements associated with the resolution of claims of deceptive sales practices asserted by policyholders who elected to "opt-out" of the class action settlement and litigate their claims against Prudential separately, and other fees and expenses associated with the resolution of sales practices issues.

                                 LEGAL OPINIONS

     Shea & Gardner of Washington, D.C., has provided advice on certain matters relating to the federal securities laws in connection with the contracts.

                             PRINCIPAL UNDERWRITER


     Prudential Investment Management Services LLC ("PIMS"), a subsidiary of Prudential, offers the contracts on a continuous basis through corporate office and regional home office employees in those states in which contracts may be lawfully sold. It may also offer the contract through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary. During 2000, 1999, and 1998, $9,321,718, $11,589,953, and $5,105, respectively were paid to Prudential Investment Management Services LLC for its services as principal underwriter. During 2000, 1999, and 1998, Prudential Investment Management Services LLC retained none of those commissions.


     Prudential may pay trail commissions to registered representatives who maintain an ongoing relationship with a contractholder. Typically, a trail commission is a compensation that is paid periodically to a representative, the amount of which is linked to the value of the contract and the amount of time that the contract has been in effect.

                   DETERMINATION OF ACCUMULATION UNIT VALUES

     The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each subaccount will be determined by multiplying the value of a Unit of that subaccount for the preceding business day by the net investment factor for that subaccount for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the subaccount for that day by the value of the assets of the subaccount for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the 1.4% annual charge for administrative expenses and mortality and expense risks. (See WHAT ARE THE EXPENSES ASSOCIATED WITH THE DISCOVERY SELECT CONTRACT and CALCULATING CONTRACT VALUE in the prospectus.) The value of the assets of a subaccount is determined by multiplying the number of shares of The Prudential Series Fund, Inc. (the "Series Fund") or other Fund held by that subaccount by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

                            PERFORMANCE INFORMATION


     The tables that follow provide performance information for each subaccount through December 31, 2000. The performance information is based on historical experience and does not indicate or represent future performance.


AVERAGE ANNUAL TOTAL RETURN


     The DISCOVERY SELECT Annuity is a relatively new contract. The returns shown below were calculated using actual historical investment returns of the Funds. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Funds have been reflected in these returns, as if the Contract had existed from the inception date of each Funds' portfolios.



     Table 1 below shows the average annual rates of total return on hypothetical investments of $1,000 for periods ended December 31, 2000 in each subaccount other than the Money Market Subaccount. These figures assume withdrawal of the investments at the end of the period other than to effect an annuity under the Contract.

                                    TABLE 1
                          AVERAGE ANNUAL TOTAL RETURN


                                                                                                   FROM DATE
                                                                              FIVE       TEN       PORTFOLIO
                                                                 ONE YEAR    YEARS      YEARS     ESTABLISHED
                      FUND                            DATE        ENDED      ENDED      ENDED       THROUGH
                    PORTFOLIO                      ESTABLISHED   12/31/00   12/31/00   12/31/00    12/31/00
                    ---------                      -----------   --------   --------   --------   -----------
The Prudential Series Fund
    Diversified Bond Portfolio                         6/83         3.30%     4.09%      3.51%        7.34%
    Diversified Conservative Growth Portfolio          5/99        -2.52%      N/A        N/A         1.60%
    High Yield Bond Portfolio                          2/87       -14.06%     1.93%      3.31%        5.19%
    Stock Index Portfolio                             10/87       -15.17%    16.28%     11.84%       14.91%
    Equity Portfolio                                   6/83        -3.26%    11.64%      9.87%       12.71%
    Global Portfolio                                   9/88       -23.61%    12.64%     10.92%        9.71%
    Prudential Jennison Portfolio                      5/95       -23.39%    17.69%       N/A        19.79%
    Small Capitalization Stock Portfolio               5/95         6.38%    11.86%       N/A        13.82%
    Value Portfolio                                    2/88         9.09%    14.37%      9.44%       13.13%
    20/20 Focus Portfolio                              5/99       -11.54%      N/A        N/A         2.97%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                    5/94       -20.61%    15.41%       N/A        15.89%
    AIM V.I. Value Fund                                6/93       -20.70%    14.12%       N/A        15.37%
Alliance Capital Series
    Alliance Premier Growth Portfolio--Class B         7/99       -26.94%      N/A        N/A       -12.16%
American Century Variable Portfolios, Inc
    American Century VP Value                          5/96        11.63%      N/A        N/A         7.90%
Credit Suisse Warburg Pincus Trust
    Global Post-Venture Capital Portfolio              9/96       -24.93%      N/A        N/A         9.92%
Davis Variable Account Fund, Inc.
    Davis Value Portfolio                              7/99         1.84%      N/A        N/A         2.45%
Franklin Templeton Variable Investment Products
  Trust
    Franklin Small Cap Fund--Class 2.                  5/98       -22.58%      N/A        N/A        22.20%
Janus Aspen Series
    Growth Portfolio                                   9/93       -20.65%    17.60%       N/A        16.29%
    International Growth Portfolio                     5/94       -21.97%    21.62%       N/A        18.51%
MFS Variable Insurance Trust
    Emerging Growth Series                             7/95       -25.59%    20.33%       N/A        21.92%
    Research Series                                    7/95       -11.03     14.71%       N/A        15.38%
OCC Accumulation Trust
    Managed Portfolio                                  8/88         3.34%    11.42%      8.89%       15.42%
    Small Cap Portfolio                                8/88        37.31%    11.60%      7.92%       12.20%
T. Rowe Price Equity Series, Inc
    Equity Income Portfolio                            3/94         6.61%    12.62%       N/A        14.85%
T. Rowe Price International Series, Inc
    International Stock Portfolio                      3/94       -23.85%     6.77%       N/A         6.44%


---------------
     NOTE 1:  This table assumes deferred sales charges.

     NOTE 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

     NOTE 3: All tables assume a $30.00 annual charge for contracts under $50,000.

     The average annual rates of total return shown above are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)(n)=ERV. In the formula, P is a hypothetical investment of $1,000; T is the average annual total return; "n" is the number of years; and ERV is the withdrawal value at the end of the periods shown. These figures assume deduction of the maximum withdrawal charge that may be applicable to a particular period.


NON-STANDARD TOTAL RETURN

     Table 2 below shows the average annual rates of return as in Table 1, but assumes that the investments are not withdrawn at the end of the period or that the Contract owner annuitizes at the end of the period. This table assumes no deferred sales charges.

                                    TABLE 2
               AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                                                   FROM DATE
                                                                              FIVE       TEN       PORTFOLIO
                                                                 ONE YEAR    YEARS      YEARS     ESTABLISHED
                      FUND                            DATE        ENDED      ENDED      ENDED       THROUGH
                    PORTFOLIO                      ESTABLISHED   12/31/00   12/31/00   12/31/00    12/31/00
                    ---------                      -----------   --------   --------   --------   -----------
The Prudential Series Fund
    Diversified Bond Portfolio                         6/83         8.10%     4.22%      3.57%        7.35%
    Diversified Conservative Growth Portfolio          5/99         2.28%      N/A        N/A         4.42%
    High Yield Bond Portfolio                          2/87        -9.26%     2.08%      3.37%        5.22%
    Stock Index Portfolio                             10/87       -10.37%    16.37%     11.87%       14.92%
    Equity Portfolio                                   6/83         1.54%    11.74%      9.91%       12.72%
    Prudential Jenison Portfolio                       5/95       -18.59%    17.77%       N/A        19.85%
    Global Portfolio                                   9/88       -18.81%    12.74%     10.96%        9.73%
    Small Capitalization Stock Portfolio               5/95        11.18%    11.96%       N/A        13.89%
    Value Portfolio                                    2/88        13.89%    14.46%      9.48%       13.14%
    20/20 Focus Portfolio                              5/99        -6.74%      N/A        N/A         5.77%
AIM Variable Insurance Funds
    AIM V.I. Growth And Income Fund                    5/94       -15.81%    15.50%       N/A        15.98%
    AIM V.I. Value Fund                                6/93       -15.90%    14.21%       N/A        15.44%
Alliance Capital Series
    Alliance Premier Growth Portfolio--Class B         7/99       -22.14%      N/A        N/A        -8.72%
American Century Variable Portfolios, Inc
    American Century VP Value                          5/96        16.43%      N/A        N/A         8.46%
Credit Suisse Warburg Pincus Trust
    Global Post-Venture Capital Portfolio              9/96       -18.97%      N/A        N/A        10.56%
Davis Variable Account Fund, Inc.
    Davis Value Portfolio                              7/99         6.64%      N/A        N/A         5.58%
Franklin Templeton Variable Investments Products
  Trust
    Franklin Small Cap Fund--Class 2                   5/98        10.91%      N/A        N/A        23.12%
Janus Aspen Series
    Growth Portfolio                                   9/93       -15.85%    17.69%       N/A        16.37%
    International Growth Portfolio                     5/94       -17.17%    21.70%       N/A        18.60%
MFS Variable Insurance Trust
    Emerging Growth Series                             7/95       -20.79%    20.41%       N/A        22.04%
    Research Series                                    7/95        -6.23%    14.80%       N/A        15.53%
OCC Accumulation Trust
    Managed Portfolio                                  8/88         8.14%    11.52%      8.92%       15.44%
    Small Cap Portfolio                                8/88        42.11%    11.71%      7.96%       12.23%
T. Rowe Price Equity Series, Inc
    Equity Income Portfolio                            3/94        11.41%    12.72%       N/A        14.95%

                                                                                                   FROM DATE
                                                                              FIVE       TEN       PORTFOLIO
                                                                 ONE YEAR    YEARS      YEARS     ESTABLISHED
                      FUND                            DATE        ENDED      ENDED      ENDED       THROUGH
                    PORTFOLIO                      ESTABLISHED   12/31/00   12/31/00   12/31/00    12/31/00
                    ---------                      -----------   --------   --------   --------   -----------
T. Rowe Price International Series, Inc
    International Stock Portfolio                      3/94       -19.05%     6.89%       N/A         6.60%


---------------
     NOTE 1:  This table assumes no deferred sales charges.

     NOTE 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

     NOTE 3: All tables assume a $30.00 annual charge for contracts under $50,000.

     Table 3 shows the cumulative total return for the portfolios, assuming no withdrawal. This table assumes no deferred sales charges.

                                    TABLE 3
                 CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL


                                                                                                   FROM DATE
                                                                              FIVE       TEN       PORTFOLIO
                                                                 ONE YEAR    YEARS      YEARS     ESTABLISHED
                      FUND                            DATE        ENDED      ENDED      ENDED       THROUGH
                    PORTFOLIO                      ESTABLISHED   12/31/00   12/31/00   12/31/00    12/31/00
                    ---------                      -----------   --------   --------   --------   -----------
The Prudential Series Fund
    Diversified Bond Portfolio                         6/83         8.10%     22.96%     42.04%     247.72%
    Diversified Conservative Growth Portfolio          5/99         2.28%       N/A        N/A        7.48%
    High Yield Bond Portfolio                          2/87        -9.26%     10.83%     39.34%     102.30%
    Stock Index Portfolio                             10/87       -10.37%    113.40%    207.00%     526.95%
    Value Portfolio                                    2/88        13.89%     96.44%    147.28%     369.50%
    Equity Portfolio                                   6/83         1.54%     74.19%    157.23%     719.90%
    Prudential Jenison Portfolio                       5/95       -18.59%    126.59%       N/A      179.24%
    Global Portfolio                                   9/88       -18.81%     82.09%    182.83%     212.75%
    Small Capitalization Stock Portfolio               5/95        11.18%     75.95%       N/A      109.09%
    20/20 Focus Portfolio                              5/99        -6.74%       N/A        N/A        9.81%
AIM Variable Insurance Funds
    AIM V.I. Growth and Income Fund                    5/94       -15.81%    105.52%       N/A      168.74%
    AIM V.I. Value Fund                                6/93       -15.90%     94.35%       N/A      197.19%
Alliance Capital Series
    Alliance Premier Growth Portfolio--Class B         7/99       -22.14%       N/A        N/A      -12.53%
American Century Variable Portfolios, Inc
    American Century VP Value                          5/96        16.43%       N/A        N/A       46.09%
Credit Suisse Warburg Pincus Trust
    Global Post-Venture Capital Portfolio              9/96       -18.97%       N/A        N/A       53.21%
Davis Variable Account Fund, Inc.
    Davis Value Portfolio                             07/99         6.64%       N/A        N/A        8.50%
Franklin Templeton Variable Investment Products
  Trust
    Franklin Small Cap Fund--Class 2                   5/98        10.91%       N/A        N/A       74.23%
Janus Aspen Series
    Growth Portfolio                                   9/93       -15.85%    125.75%       N/A      202.45%
    International Growth Portfolio                     5/94       -17.17%    166.91%       N/A      211.81%
MFS Variable Insurance Trust
    Emerging Growth Series                             7/95       -20.79%    153.09%       N/A      195.47%
    Research Series                                    7/95        -6.23%    125.75%       N/A      119.28%

                                                                                                   FROM DATE
                                                                              FIVE       TEN       PORTFOLIO
                                                                 ONE YEAR    YEARS      YEARS     ESTABLISHED
                      FUND                            DATE        ENDED      ENDED      ENDED       THROUGH
                    PORTFOLIO                      ESTABLISHED   12/31/00   12/31/00   12/31/00    12/31/00
                    ---------                      -----------   --------   --------   --------   -----------
OCC Accumulation Trust
    Managed Portfolio                                  8/88         8.14%     72.49%    135.06%     494.77%
    Small Cap Portfolio                                8/88        42.11%     73.94%    115.10%     319.16%
T. Rowe Price Equity Series, Inc
    Equity Income Portfolio                            3/94        11.41%     81.96%       N/A      156.21%
T. Rowe Price International Series, Inc
    International Stock Portfolio                      3/94       -19.05%     39.53%       N/A       53.94%


---------------
     NOTE 1:  This table assumes no deferred sales charges.

     NOTE 2: Based on results of the Quest for Value Accumulation Trust and its predecessor. On September 16, 1994, an investment company which had commenced operations on August 1, 1988, then called Quest for Value Accumulation Trust (the "Old Trust"), was effectively divided into two investment funds--the Old Trust and the present Quest for Value Accumulation Trust (the "Present Trust")--at which time the Present Trust Commenced Operations.

     NOTE 3: All tables assume a $30.00 annual charge for contracts under $50,000.

MONEY MARKET SUBACCOUNT YIELD

     The "yield" and "effective yield" figures for the Money Market Subaccount shown below were calculated using historical investment returns of the Money Market Portfolio of the Prudential Series Fund. All fees, expenses and charges associated with the DISCOVERY SELECT Annuity and the Series Fund have been reflected.


     The "yield" and "effective yield" of the Money Market Subaccount for the seven days ended December 29, 2000 were 5.18% and 5.33%, respectively.


     The yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit of the Money Market Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the difference by the value of the subaccount at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7), with the resulting figure carried to the nearest ten-thousandth of 1%.

     The deduction referred to above consists of the 1.25% charge for mortality and expense risks and the 0.15% charge for administration. It does not reflect the withdrawal charge.

     The effective yield is obtained by taking the base period return, adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield--([base period return + 1] 365/7)-1.

     The yields on amounts held in the Money Market Subaccount will fluctuate on a daily basis. Therefore, the stated yields for any given period are not an indication of future yields.

                      COMPARATIVE PERFORMANCE INFORMATION


     Reports or advertising may include comparative performance information, including, but not limited to: (1) comparisons to market indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, the Value Line Composite Index, the Russell 2000 Index, the Russell 3000 Growth Index, the Morgan Stanley World Index, the Lehman Brothers bond indices; (2) comparisons to other investments, such as certificates of deposit; (3) performance rankings assigned by services such as Morningstar, Inc. and Variable Annuity Research and Data Services (VARDS), and Lipper Analytical Services, Inc.; (4) data presented by analysts such as Dow Jones, A.M. Best, The Bank Rate Monitor National Index; and
(5) data in publications such as The Wall Street Journal, Times, Forbes, Barrons, Fortune, Money Magazine, and Financial World.

                  FURTHER INFORMATION ABOUT THE DEATH BENEFIT

     Early in 1998, Pruco Life of New Jersey began to offer an enhanced death benefit under the contract. For contracts issued after the new death benefit became available in a particular state, the new death benefit is contained in an endorsement that is issued with the contract. Existing contractowners were also given the option to elect the new death benefit or retain the death benefit available at that time under their contracts. As used here, the term "endorsement date" describes both the date on which the contract is issued with the endorsement for contracts purchased after the new death benefit is available and the date on which the endorsement was issued for existing contractowners so electing. The new death benefit provisions are described below.

     If the sole or last surviving annuitant dies prior to the annuity date, Pruco Life of New Jersey will, upon receipt of all of the information necessary to make the payment (including due proof of death and election of a payment option), pay a death benefit to the beneficiary designated by the contractowner.

     IF THE SOLE OR OLDER ANNUITANT IS UNDER AGE 80 when the death benefit endorsement is issued, the death benefit on or prior to the contract anniversary coinciding with or next following his or her 80th birthday will equal the greater of, the contract fund value or the guaranteed minimum death benefit, as of the date of due proof of death. The guaranteed minimum death benefit is calculated daily and is equal to the highest annual contract fund value ("step-up").

STEP-UP

     Prior to the first contract anniversary, the step-up is the initial invested purchase payment increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals. The step-up for each subsequent contract anniversary will be reset to the greater of the contract fund value as of that contract anniversary and the prior step-up. Between contract anniversaries, the step-up will be increased by invested purchase payments and proportionally reduced by effect of withdrawals.

     After the contract anniversary coinciding with or following the Annuitant's 80th birthday, the death benefit will equal the greater of the contract fund value as of the date of due proof of death or the guaranteed minimum death benefit as of the contract anniversary coinciding with or next following his or her 80th birthday, increased by additional invested purchase payments and proportionally reduced by the effect of withdrawals since such contract anniversary.

     IF THE SOLE OR OLDER ANNUITANT IS AGE 80 OR OVER on the endorsement date, the death benefit will equal the greater of the contract fund value as of the date of due proof of death or the total invested purchase payments (initial and additional) proportionally reduced by the effect of withdrawals.

     Upon issuance of the endorsement, you may not change an annuitant or co-annuitant. You may add or remove an annuitant or co-annuitant only with our prior approval.

     If the contract was issued prior to the endorsement date, the following rules apply: (1) the initial value of the step-up is the total invested purchase payments (initial and additional), less total withdrawals (including any applicable charges) as of the issuance of the endorsement; (2) the words, "Prior to the first contract anniversary", as used in the description of the step-up, means prior to the first contract anniversary following the issuance of the endorsement.

     Contracts issued prior to the endorsement date WHOSE OWNERS DO NOT ELECT TO ATTACH THE ENDORSEMENT TO THEIR CONTRACTS and contracts issued in states in which the endorsement is not available will continue to have the death benefit calculated as originally offered, as follows: The death benefit will equal the greatest of: (1) the contract fund as of the date of due proof of death; or (2) the sum of all invested purchase payments made less total withdrawals made (including withdrawal charges); or

(3) the greatest of the contract fund values calculated on every third contract anniversary reduced by all subsequent withdrawals and withdrawal charges.

     The death benefit is payable on the death of the sole or last surviving annuitant, not the contractowner.

     The beneficiary may receive this amount in a lump sum or under a payout option. Unless the beneficiary has been irrevocably designated, you may change the beneficiary at any time. If the annuitant dies after he or she has begun to receive annuity payments, the death benefit, if any, will be determined by the type(s) of payout provisions then in effect.

     If the annuitant was the sole owner of the contract, the annuitant's spouse was the sole beneficiary, and the spouse had an unrestricted right to receive the death benefit in a lump sum, then the spouse has the right to continue the contract as annuitant and owner.

                               FEDERAL TAX STATUS

X.  OTHER TAX RULES.

     1.  DIVERSIFICATION.

     The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, whichever is applicable. Pruco Life of New Jersey believes the underlying variable investment options for the Contract meet these diversification requirements.

     2.  INVESTOR CONTROL.

     Treasury Department regulations do not provide guidance concerning the extent to which you may direct your investment in the particular investment options without causing you, instead of Pruco Life of New Jersey, to be considered the owner of the underlying assets. Because of this uncertainty, Pruco Life of New Jersey reserves the right to make such changes as it deems necessary to assure that the contract qualifies as an annuity for tax purposes. Any such changes will apply uniformly to affected contractowners and will be made with such notice to affected contractowners as is feasible under the circumstances.

     3.  ENTITY OWNERS.

     Where a contract is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract will be subject to tax.

     4.  PURCHASE PAYMENTS MADE BEFORE AUGUST 14, 1982.


     If your contract was issued in exchange for a contract containing purchase payments made before August 14, 1982, favorable tax rules may apply to certain withdrawals from the contract. Generally, withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

     5.  WITHHOLDING OF TAX FROM DISTRIBUTIONS.

     Taxable amounts distributed from annuity contracts are subject to tax withholding. You may generally elect not to have tax withheld from your payments. The rate of withholding on annuity payments will be determined on the basis of the withholding certificate you file with Pruco Life of New Jersey. These elections must be made on the appropriate Pruco Life of New Jersey forms. Absent these elections, Pruco Life of New Jersey will withhold the tax amounts required by the applicable tax regulations. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are not sufficient.

     6.  NONRESIDENT ALIENS.

     Special tax withholding rules apply to nonresident aliens.


     7.  GENERATION-SKIPPING TRANSFERS.



     If you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.



                             DIRECTORS AND OFFICERS



     The directors and major officers of Pruco Life of New Jersey, listed with their principal occupations during the past 5 years, are shown below.



                     DIRECTORS OF PRUCO LIFE OF NEW JERSEY



     JAMES J. AVERY, JR., Chairman and Director -- President, Prudential Individual Life Insurance since 1998; 1997 to 1998: Senior Vice President, Chief Actuary and CFO, Prudential Individual Insurance Group; 1995 to 1997: President, Prudential Select. Age 49.



     RONALD P. JOELSON, Director -- Senior Vice President, Prudential Asset, Liability and Risk Management since 1999, 1996 to 1999: President, Guaranteed Products, Prudential Institutional; 1995 to 1996: Managing Director, Prudential Enterprise Planning. Age 43.



     IRA J. KLEINMAN, Director -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group. Age 54.



     ESTHER H. MILNES, President and Director -- Vice President and Chief Actuary, Prudential Individual Life Insurance since 1999; prior to 1999: Vice President and Actuary, Prudential Individual Insurance Group. Age 50.



     DAVID R. ODENATH, JR., Director -- President, Prudential Investments since 1999; prior to 1999: Senior Vice President and Director of Sales, Investment Consulting Group, PaineWebber. Age 44.



     I. EDWARD PRICE, Vice Chairman and Director -- Senior Vice President and Actuary, Prudential Individual Life Insurance since 1998; 1995 to 1998: Senior Vice President and Actuary, Prudential Individual Insurance Group. Age 58.



                         OFFICERS WHO ARE NOT DIRECTORS



     C. EDWARD CHAPLIN, Treasurer -- Vice President and Treasurer, Prudential since 1995. Age 44.



     JAMES C. DROZANOWSKI, Senior Vice President -- Vice President, Operations and Systems, Prudential Individual Financial Services since 1998; 1996 to 1998:
Vice President and Operations Executive, Prudential Individual Insurance Group; 1995 to 1996: President, Credit Card Division, Chase Manhattan Bank. Age 58.

     THOMAS F. HIGGINS, Senior Vice President -- Vice President, Annuity Services, Prudential Individual Financial Services since 1999; 1998 to 1999:
Vice President, Mutual Funds, Prudential Individual Financial Services; 1995 to 1998: Principal, Mutual Fund Operations, The Vanguard Group. Age 46.



     CLIFFORD E. KIRSCH, Chief Legal Officer and Secretary -- Chief Counsel, Variable Products, Prudential Law Department since 1995. Age 41.



     SHIRLEY H. SHAO, Senior Vice President and Chief Actuary -- Vice President and Associate Actuary, Prudential since 1996; prior to 1996: Vice President and Assistant Actuary, Prudential Corporate Risk Management. Age 46.



     WILLIAM J. ECKERT, IV, Vice President and Chief Accounting Officer -- Vice President and IFS Controller, Prudential Enterprise Financial Management since 2000; 1999 to 2000: Vice President and Individual Life Controller, Prudential Enterprise Financial Management; 1997 to 1999: Vice President, Accounting, Enterprise Financial Management; 1995 to 1997: Vice President, Accounting, External Financial Reporting. Age 39.



     The business address of all directors and officers of Pruco Life of New Jersey (PLNJ) is 213 Washington Street, Newark, New Jersey 07102-2992. PLNJ directors and officers are elected annually.

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2000

                                                                                      SUBACCOUNTS
                                                     ------------------------------------------------------------------------------

                                                     PRUDENTIAL       PRUDENTIAL      PRUDENTIAL       PRUDENTIAL
                                                       MONEY         DIVERSIFIED      HIGH YIELD          STOCK          PRUDENTIAL
                                                       MARKET            BOND            BOND             INDEX            VALUE
                                                     PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                     ---------       -----------      ----------       -----------      -----------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] .........    $33,266,696      $57,548,715      $32,489,238      $81,763,096      $50,023,412
                                                    -----------      -----------      -----------      -----------      -----------
  Net Assets ...................................    $33,266,696      $57,548,715      $32,489,238      $81,763,096      $50,023,412
                                                    ===========      ===========      ===========      ===========      ===========

NET ASSETS, representing:
  Equity of contract owners [Note 4] ...........    $33,266,696      $57,548,715      $32,489,238      $81,763,096      $50,023,412
                                                    -----------      -----------      -----------      -----------      -----------
                                                    $33,266,696      $57,548,715      $32,489,238      $81,763,096      $50,023,412
                                                    ===========      ===========      ===========      ===========      ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26


                                                     SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                      JANUS ASPEN          MFS
 PRUDENTIAL      PRUDENTIAL        PRUDENTIAL        AIM V.I.                        JANUS ASPEN     INTERNATIONAL      EMERGING
   EQUITY         JENNISON           GLOBAL        GROWTH AND        AIM V.I.          GROWTH            GROWTH          GROWTH
  PORTFOLIO       PORTFOLIO        PORTFOLIO       INCOME FUND      VALUE FUND        PORTFOLIO        PORTFOLIO         SERIES
 ----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

$65,935,966      $99,010,083      $14,609,839      $17,581,929      $32,610,160      $36,177,433      $31,522,567      $32,238,699
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$65,935,966      $99,010,083      $14,609,839      $17,581,929      $32,610,160      $36,177,433      $31,522,567      $32,238,699
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========


$65,935,966      $99,010,083      $14,609,839      $17,581,929      $32,610,160      $36,177,433      $31,522,567      $32,238,699
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$65,935,966      $99,010,083      $14,609,839      $17,581,929      $32,610,160      $36,177,433      $31,522,567      $32,238,699
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF NET ASSETS
December 31, 2000

                                                                                     SUBACCOUNTS
                                                   --------------------------------------------------------------------------------
                                                                        OCC              OCC
                                                                    ACCUMULATION     ACCUMULATION    T.ROWE PRICE     T.ROWE PRICE
                                                       MFS             TRUST            TRUST           EQUITY        INTERNATIONAL
                                                    RESEARCH          MANAGED         SMALL CAP         INCOME            STOCK
                                                     SERIES          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   -----------      ------------     -----------      -----------     -------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios and non-Prudential administered
    funds, at net asset value [Note 3] .........   $ 9,968,087      $29,917,633      $12,299,807      $18,651,028      $ 5,335,014
                                                   -----------      -----------      -----------      -----------      -----------
  Net Assets ...................................   $ 9,968,087      $29,917,633      $12,299,807      $18,651,028      $ 5,335,014
                                                   ===========      ===========      ===========      ===========      ===========

NET ASSETS, representing:
  Equity of contract owners [Note 4] ...........   $ 9,968,087      $29,917,633      $12,299,807      $18,651,028      $ 5,335,014
                                                   -----------      -----------      -----------      -----------      -----------
                                                   $ 9,968,087      $29,917,633      $12,299,807      $18,651,028      $ 5,335,014
                                                   ===========      ===========      ===========      ===========      ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                     SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------
                  PRUDENTIAL                                                          PRUDENTIAL
   GLOBAL           SMALL          AMERICAN                          PRUDENTIAL      DIVERSIFIED
POST-VENTURE    CAPITALIZATION      CENTURY         FRANKLIN           20/20         CONSERVATIVE        DAVIS           PREMIER
  CAPITAL           STOCK             VP            SMALL CAP          FOCUS            GROWTH           VALUE            GROWTH
 PORTFOLIO        PORTFOLIO       VALUE FUND          FUND           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------

$ 5,148,600      $ 8,616,715      $ 4,379,207      $ 8,866,092      $ 8,163,327      $11,637,799      $ 3,327,076      $ 1,461,820
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$ 5,148,962      $ 8,616,715      $ 4,379,207      $ 8,866,092      $ 8,163,327      $11,637,799      $ 3,327,076      $ 1,461,820
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========


$ 5,148,962      $ 8,616,715      $ 4,379,207      $ 8,866,092      $ 8,163,327      $11,637,799      $ 3,327,076      $ 1,461,820
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$ 5,148,962      $ 8,616,715      $ 4,379,207      $ 8,866,092      $ 8,163,327      $11,637,799      $ 3,327,076      $ 1,461,820
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2000

                                                                                  SUBACCOUNTS
                                                --------------------------------------------------------------------------------

                                                  PRUDENTIAL      PRUDENTIAL       PRUDENTIAL       PRUDENTIAL
                                                    MONEY         DIVERSIFIED      HIGH YIELD          STOCK          PRUDENTIAL
                                                    MARKET           BOND             BOND             INDEX            VALUE
                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO
                                                ------------     ------------     ------------     ------------     ------------
INVESTMENT INCOME
  Dividend income .........................     $  1,611,222     $  3,422,035     $  4,043,708     $    756,000     $  1,030,808
                                                ------------     ------------     ------------     ------------     ------------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] ......          370,139          758,363          481,383        1,220,401          630,364
                                                ------------     ------------     ------------     ------------     ------------
NET INVESTMENT INCOME (LOSS) ..............        1,241,083        2,663,672        3,562,325         (464,401)         400,444
                                                ------------     ------------     ------------     ------------     ------------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ....                0            6,842                0        2,863,157        3,487,192
  Realized gain (loss) on shares redeemed .                0           10,174         (550,885)         976,715       (1,180,610)
  Net change in unrealized gain (loss)
    on investments ........................                0        1,698,383       (6,270,539)     (12,703,576)       3,351,796
                                                ------------     ------------     ------------     ------------     ------------
NET GAIN (LOSS) ON INVESTMENTS ............                0        1,715,399       (6,821,424)      (8,863,704)       5,658,378
                                                ------------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................     $  1,241,083     $  4,379,071     $ (3,259,099)    $ (9,328,105)    $  6,058,822
                                                ============     ============     ============     ============     ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                      SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                     JANUS ASPEN           MFS
 PRUDENTIAL      PRUDENTIAL      PRUDENTIAL       AIM V.I.                         JANUS ASPEN      INTERNATIONAL       EMERGING
   EQUITY         JENNISON         GLOBAL        GROWTH AND       AIM V.I.           GROWTH            GROWTH            GROWTH
  PORTFOLIO       PORTFOLIO      PORTFOLIO       INCOME FUND     VALUE FUND         PORTFOLIO        PORTFOLIO           SERIES
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------
$  1,226,970    $     73,228    $    118,396    $     24,472    $     41,361      $    980,526      $    598,985      $          0
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------



     903,557       1,615,850         224,853         272,520         475,081           546,808           483,071           493,407
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------
     323,413      (1,542,622)       (106,457)       (248,048)       (433,720)          433,718           115,914          (493,407)
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------


  10,713,352      14,153,502       1,021,921         527,290       1,440,901         2,310,730         1,176,622         1,916,801
  (1,212,494)      2,324,009         260,168         390,391         149,649           339,348           417,302           689,463

  (8,713,857)    (38,063,650)     (4,471,520)     (3,990,028)     (7,232,965)      (10,035,520)       (8,747,965)      (10,492,952)
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------
     787,001     (21,586,139)     (3,189,431)     (3,072,347)     (5,642,415)       (7,385,442)       (7,154,041)       (7,886,688)
------------    ------------    ------------    ------------    ------------      ------------      ------------      ------------



$  1,110,414    $(23,128,761)   $ (3,295,888)   $ (3,320,395)   $ (6,076,135)     $ (6,951,724)     $ (7,038,127)     $ (8,380,095)
============    ============    ============    ============    ============      ============      ============      ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
For the period ended December 31, 2000

                                                                                  SUBACCOUNTS
                                                --------------------------------------------------------------------------------
                                                                     OCC              OCC
                                                                 ACCUMULATION     ACCUMULATION    T.ROWE PRICE     T.ROWE PRICE
                                                    MFS             TRUST            TRUST           EQUITY        INTERNATIONAL
                                                  RESEARCH         MANAGED         SMALL CAP         INCOME            STOCK
                                                   SERIES         PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                -----------      -----------      ------------     -----------     ------------
INVESTMENT INCOME
Dividend income ...........................     $     3,930      $   418,965      $    55,205      $   339,908      $    34,259
                                                -----------      -----------      -----------      -----------      -----------

EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk and for
    administration [Notes 5A and 5B] ......         147,630          407,015          134,144          235,561           80,460
                                                -----------      -----------      -----------      -----------      -----------
NET INVESTMENT INCOME (LOSS) ..............        (143,700)          11,950          (78,939)         104,347          (46,201)
                                                -----------      -----------      -----------      -----------      -----------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
  Capital gains distributions received ....         674,649        2,339,466                0        1,031,541          164,443
  Realized gain (loss) on shares redeemed .         249,433         (380,848)          74,093          (86,891)         280,168
  Net change in unrealized gain (loss) on
    investments ...........................      (1,486,381)         212,633        3,591,909          892,182       (1,463,014)
                                                -----------      -----------      -----------      -----------      -----------
NET GAIN (LOSS) ON INVESTMENTS ............        (562,299)       2,171,251        3,666,002        1,836,832       (1,018,403)
                                                -----------      -----------      -----------      -----------      -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS ..............................     $  (705,999)     $ 2,183,201      $ 3,587,063      $ 1,941,179      $(1,064,604)
                                                ===========      ===========      ===========      ===========      ===========


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                    SUBACCOUNTS (Continued)
----------------------------------------------------------------------------------------------------------------------------------
                  PRUDENTIAL                                                          PRUDENTIAL
   GLOBAL           SMALL           AMERICAN                         PRUDENTIAL      DIVERSIFIED
POST-VENTURE    CAPITALIZATION      CENTURY         FRANKLIN           20/20         CONSERVATIVE        DAVIS           PREMIER
  CAPITAL           STOCK              VP           SMALL CAP          FOCUS            GROWTH           VALUE            GROWTH
 PORTFOLIO        PORTFOLIO        VALUE FUND         FUND           PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
$         0      $    34,714      $    31,816      $    33,450      $    34,811      $   491,854      $     9,531      $         0
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------




     77,391           91,270           42,838          111,617          105,721          144,992           15,102            7,487
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
    (77,391)         (56,556)         (11,022)         (78,167)         (70,910)         346,862           (5,571)          (7,487)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------



    656,827          312,992           81,411           99,312          125,433          126,471           27,163           11,785
    165,762           62,706          (71,303)          19,777          220,693          968,142           (1,215)          (2,232)

 (2,228,952)         388,097          617,349       (2,093,394)        (742,852)      (1,192,152)           3,870         (275,578)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------
 (1,406,363)         763,795          627,457       (1,974,305)        (396,726)         (97,539)          29,818         (266,025)
-----------      -----------      -----------      -----------      -----------      -----------      -----------      -----------



$(1,483,754)     $   707,239      $   616,435      $(2,052,472)     $  (467,636)     $   249,323      $    24,247      $  (273,512)
===========      ===========      ===========      ===========      ===========      ===========      ===========      ===========



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended  December 31, 2000 and 1999

                                                                                       SUBACCOUNTS
                                                          -------------------------------------------------------------------

                                                                     PRUDENTIAL                          PRUDENTIAL
                                                                    MONEY MARKET                      DIVERSIFIED BOND
                                                                     PORTFOLIO                           PORTFOLIO
                                                          ------------------------------      -------------------------------
                                                               2000             1999              2000               1999
                                                          ------------      ------------      ------------      -------------
OPERATIONS
  Net Investment income (loss) ......................     $  1,241,083      $    745,675      $  2,663,672      $   (630,761)
  Capital gains distributions received ..............                0                 0             6,842           109,889
  Realized gain (loss) on shares redeemed ...........                0                 0            10,174           (35,648)
  Net change in unrealized gain (loss) on investments                0                 0         1,698,383          (257,741)
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................        1,241,083           745,675         4,379,071          (814,261)
                                                          ------------      ------------      ------------      ------------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................       13,386,004        20,587,959         8,270,811        25,513,762
  Surrenders, Withdrawals, and Death Benefits .......       (3,578,567)       (1,560,658)       (4,180,732)       (2,622,110)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................       (6,528,313)       (9,451,903)       (4,272,876)       (2,738,166)
  Withdrawal Charge .................................           (6,091)           (4,267)          (18,765)          (13,810)
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................        3,273,033         9,571,131          (201,562)       20,139,676
                                                          ------------      ------------      ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............        4,514,116        10,316,806         4,177,509        19,325,415

NET ASSETS
  Beginning of period ...............................       28,752,580        18,435,774        53,371,206        34,045,791
                                                          ------------      ------------      ------------      ------------
  End of period .....................................     $ 33,266,696      $ 28,752,580      $ 57,548,715      $ 53,371,206
                                                          ============      ============      ============      ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                            SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------

           PRUDENTIAL                        PRUDENTIAL                       PRUDENTIAL                       PRUDENTIAL
        HIGH YIELD BOND                     STOCK INDEX                         VALUE                            EQUITY
           PORTFOLIO                         PORTFOLIO                        PORTFOLIO                        PORTFOLIO
------------------------------    ------------------------------   ------------------------------    ------------------------------
    2000              1999             2000             1999            2000             1999            2000               1999
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------
$  3,562,324      $   (366,349)   $   (464,401)     $   (176,090)  $    400,444      $    433,830    $    323,413      $    211,078
           0                 0       2,863,157           949,132      3,487,192         5,329,219      10,713,352         7,676,793
    (550,885)         (338,945)        976,715           597,412     (1,180,610)         (449,569)     (1,212,494)         (157,198)
  (6,270,538)        1,670,217     (12,703,576)       10,649,026      3,351,796          (957,621)     (8,713,857)       (2,245,221)
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------


  (3,259,099)          964,923      (9,328,105)       12,019,480      6,058,822         4,355,859       1,110,414         5,485,452
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------


   5,155,359        11,536,600      11,253,421        27,516,374      3,405,054        10,395,500       7,038,001        23,050,765
  (2,563,684)       (2,796,061)     (4,925,619)       (2,569,693)    (3,547,240)       (2,776,500)     (4,792,644)       (3,369,896)

  (2,529,001)       (2,836,829)     (2,149,068)        1,936,162     (4,513,524)       (3,807,475)     (5,982,336)       (1,203,966)
     (12,747)          (11,597)        (26,583)          (20,898)       (16,334)          (17,330)        (23,140)          (20,687)
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------



      49,927         5,892,113       4,152,151        26,861,945     (4,672,044)        3,794,195      (3,760,119)       18,456,216
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------

  (3,209,172)        6,857,036      (5,175,954)       38,881,425      1,386,778         8,150,054      (2,649,705)       23,941,668


  35,698,410        28,841,374      86,939,050        48,057,625     48,636,634        40,486,580      68,585,671        44,644,003
------------      ------------    ------------      ------------   ------------      ------------    ------------      ------------
$ 32,489,238      $ 35,698,410    $ 81,763,096      $ 86,939,050   $ 50,023,412      $ 48,636,634    $ 65,935,966      $ 68,585,671
============      ============    ============      ============   ============      ============    ============      ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended  December 31, 2000 and 1999

                                                                                        SUBACCOUNTS
                                                          ----------------------------------------------------------------------

                                                                     PRUDENTIAL                           PRUDENTIAL
                                                                      JENNISON                              GLOBAL
                                                                      PORTFOLIO                            PORTFOLIO
                                                          --------------------------------      --------------------------------
                                                               2000               1999              2000               1999
                                                          -------------      -------------      -------------      -------------
OPERATIONS
  Net Investment income (loss) ......................     $  (1,542,622)     $    (795,336)     $    (106,457)     $     (84,519)
  Capital gains distributions received ..............        14,153,502          4,118,355          1,021,921             50,018
  Realized gain (loss) on shares redeemed ...........         2,324,009            978,248            260,168            131,717
  Net change in unrealized gain (loss) on investments       (38,063,650)        21,649,324         (4,471,520)         3,919,633
                                                          -------------      -------------      -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................       (23,128,761)        25,950,591         (3,295,888)         4,016,849
                                                          -------------      -------------      -------------      -------------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................        21,585,291         33,031,211          4,819,534          5,088,201
  Surrenders, Withdrawals, and Death Benefits .......       (12,389,690)        (3,231,132)          (937,384)          (408,097)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................         7,270,796         10,694,501            123,970            364,430
  Withdrawal Charge .................................           (36,928)           (21,415)            (4,231)            (2,247)
                                                          -------------      -------------      -------------      -------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................        16,429,469         40,473,165          4,001,889          5,042,287
                                                          -------------      -------------      -------------      -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............        (6,699,292)        66,423,756            706,001          9,059,136

NET ASSETS
  Beginning of period ...............................       105,709,375         39,285,619         13,903,838          4,844,702
                                                          -------------      -------------      -------------      -------------
  End of period .....................................     $  99,010,083      $ 105,709,375      $  14,609,839      $  13,903,838
                                                          =============      =============      =============      =============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                           SUBACCOUNTS (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               JANUS ASPEN
             AIM V.I.                                                         JANUS ASPEN                     INTERNATIONAL
           GROWTH AND                          AIM V.I.                         GROWTH                            GROWTH
           INCOME FUND                       VALUE FUND                        PORTFOLIO                        PORTFOLIO
------------------------------    ------------------------------    ------------------------------    -----------------------------
     2000             1999             2000             1999             2000             1999             2000            1999
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------

$    (248,048)   $     (89,148)   $    (433,720)   $    (188,475)   $     433,718    $    (202,693)   $     115,913   $    (171,749)
      527,290           61,885        1,440,901          403,982        2,310,730           88,325        1,176,622               0
      390,391          115,409          149,649          130,602          339,348          173,572          417,302         157,018
   (3,990,028)       3,932,741       (7,232,965)       4,885,809      (10,035,520)       7,276,124       (8,747,964)     11,553,620
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------


   (3,320,395)       4,020,887       (6,076,135)       5,231,918       (6,951,724)       7,335,328       (7,038,127)     11,538,889
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------


    3,735,838        5,166,436        8,904,928       12,644,254        9,811,347       10,424,660       10,095,893       6,247,580
   (1,206,500)        (525,606)      (1,842,812)      (1,273,721)      (2,183,658)        (581,178)      (1,604,235)       (601,028)

      261,174          330,039        1,899,380        2,065,982        4,499,922        3,802,129        2,189,730          45,025
       (5,745)          (4,104)          (8,217)          (4,688)          (9,576)          (4,727)          (8,443)         (4,632)
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------



    2,784,767        4,966,765        8,953,279       13,431,827       12,118,035       13,640,884       10,672,945       5,686,945
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------

     (535,628)       8,987,652        2,877,144       18,663,745        5,166,311       20,976,212        3,634,818      17,225,834


   18,117,557        9,129,905       29,733,016       11,069,271       31,011,122       10,034,910       27,887,749      10,661,915
-------------    -------------    -------------    -------------    -------------    -------------    -------------   -------------
$  17,581,929    $  18,117,557    $  32,610,160    $  29,733,016    $  36,177,433    $  31,011,122    $  31,522,567   $  27,887,749
=============    =============    =============    =============    =============    =============    =============   =============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                                       SUBACCOUNTS
                                                          ------------------------------------------------------------------

                                                                        MFS                                 MFS
                                                                     EMERGING                            RESEARCH
                                                                   GROWTH SERIES                          SERIES
                                                          ------------------------------      ------------------------------
                                                               2000             1999              2000               1999
                                                          ------------      ------------      ------------      ------------
OPERATIONS
  Net Investment income (loss) ......................     $   (493,407)     $   (244,459)     $   (143,700)     $    (94,847)
  Capital gains distributions received ..............        1,916,801                 0           674,649            77,540
  Realized gain (loss) on shares redeemed ...........          689,463           282,067           249,433           178,470
  Net change in unrealized gain (loss) on investments      (10,492,952)       12,666,424        (1,486,381)        1,609,825
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................       (8,380,095)       12,704,032          (705,999)        1,770,988
                                                          ------------      ------------      ------------      ------------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................        7,360,726         6,302,950         1,444,974         2,112,145
  Surrenders, Withdrawals, and Death Benefits .......       (1,654,488)       (1,002,137)         (788,559)         (582,758)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................        3,602,697           904,500            37,434          (100,128)
  Withdrawal Charge .................................           (9,948)           (5,935)           (2,642)           (2,312)
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................        9,298,987         6,199,378           691,207         1,426,947
                                                          ------------      ------------      ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............          918,892        18,903,410           (14,792)        3,197,935

NET ASSETS
  Beginning of period ...............................       31,319,807        12,416,397         9,982,879         6,784,944
                                                          ------------      ------------      ------------      ------------
  End of period .....................................     $ 32,238,699      $ 31,319,807      $  9,968,087      $  9,982,879
                                                          ============      ============      ============      ============


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
             OCC                             OCC                                                           T. ROWE PRICE
      ACCUMULATION TRUST              ACCUMULATION TRUST                  T. ROWE PRICE                    INTERNATIONAL
           MANAGED                        SMALL CAP                       EQUITY INCOME                        STOCK
          PORTFOLIO                       PORTFOLIO                         PORTFOLIO                        PORTFOLIO
----------------------------    -----------------------------     -----------------------------    -----------------------------
     2000           1999            2000             1999             2000             1999            2000             1999
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------
$     11,950    $      3,081    $    (78,938)    $    (60,909)    $    104,346     $     84,112    $    (46,201)    $    (33,235)
   2,339,466       1,001,944               0                0        1,031,541          724,724         164,443           64,020
    (380,848)        101,347          74,093         (107,172)         (86,891)          97,954         280,168           47,077
     212,633          40,116       3,591,908          (53,970)         892,183         (659,400)     (1,463,014)       1,220,987
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------


   2,183,201       1,146,488       3,587,063         (222,051)       1,941,179          247,390      (1,064,604)       1,298,849
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------


   1,058,778       5,808,566       1,012,041        1,634,865        1,848,386        4,344,662         986,673        1,459,317
  (2,062,465)     (1,697,629)       (789,037)        (372,014)      (1,090,032)        (681,456)       (259,422)         (99,219)

  (3,569,997)     (2,100,849)        (96,204)        (192,001)      (1,110,600)        (557,938)        (31,022)        (120,911)
     (12,008)        (13,260)         (2,820)          (2,815)          (5,886)          (6,226)         (1,354)          (1,019)
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------



  (4,585,692)      1,996,828         123,980        1,068,035         (358,132)       3,099,042         694,875        1,238,168
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------

  (2,402,491)      3,143,316       3,711,043          845,984        1,583,047        3,346,432        (369,729)       2,537,017


  32,320,124      29,176,808       8,588,764        7,742,780       17,067,981       13,721,549       5,704,743        3,167,726
------------    ------------    ------------     ------------     ------------     ------------    ------------     ------------
$ 29,917,633    $ 32,320,124    $ 12,299,807     $  8,588,764     $ 18,651,028     $ 17,067,981    $  5,335,014     $  5,704,743
============    ============    ============     ============     ============     ============    ============     ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                                      SUBACCOUNTS
                                                          ------------------------------------------------------------------
                                                                     GLOBAL                              PRUDENTIAL
                                                                  POST-VENTURE                      SMALL CAPITALIZATION
                                                                     CAPITAL                               STOCK
                                                                    PORTFOLIO                            PORTFOLIO
                                                          ------------------------------      ------------------------------
                                                              2000              1999              2000               1999
                                                          ------------      ------------      ------------      ------------
OPERATIONS
  Net Investment income (loss) ......................     $    (77,391)     $    (29,652)     $    (56,556)     $    (35,775)
  Capital gains distributions received ..............          656,827                 0           312,992            23,062
  Realized gain (loss) on shares redeemed ...........          165,762            39,525            62,706           (29,180)
  Net change in unrealized gain (loss) on investments       (2,228,952)        1,314,182           388,097           443,217
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................       (1,483,754)        1,324,055           707,239           401,324
                                                          ------------      ------------      ------------      ------------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................        1,931,206           895,813         2,597,331         5,611,087
  Surrenders, Withdrawals, and Death Benefits .......         (342,469)         (138,965)         (337,190)          (73,905)
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................        1,230,568           (22,107)          791,917        (1,723,101)
  Withdrawal Charge .................................           (1,615)             (943)           (2,046)             (319)
                                                          ------------      ------------      ------------      ------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................        2,817,690           733,798         3,050,012         3,813,762
                                                          ------------      ------------      ------------      ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............        1,333,936         2,057,853         3,757,251         4,215,086

NET ASSETS
  Beginning of period ...............................        3,815,026         1,757,173         4,859,464           644,378
                                                          ------------      ------------      ------------      ------------
  End of period .....................................     $  5,148,962      $  3,815,026      $  8,616,715      $  4,859,464
                                                          ============      ============      ============      ============



           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                                                      SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               PRUDENTIAL                      PRUDENTIAL
            AMERICAN                          FRANKLIN                           20/20                         DIVERSIFIED
           CENTURY VP                        SMALL CAP                           FOCUS                     CONSERVATIVE GROWTH
           VALUE FUND                           FUND                           PORTFOLIO*                       PORTFOLIO*
-----------------------------     -----------------------------     -----------------------------     -----------------------------
     2000             1999             2000            1999              2000            1999             2000             1999
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$    (11,022)    $    (12,817)    $    (78,167)    $    (19,882)    $    (70,909)    $    (10,765)    $    346,862     $    342,534
      81,411           25,992           99,312            9,272          125,433            1,055          126,471                0
     (71,303)          (4,884)          19,777            8,739          220,693           43,712          968,142          503,805
     617,349         (170,884)      (2,093,394)       1,248,012         (742,853)         588,285       (1,192,152)        (397,267)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


     616,435         (162,593)      (2,052,472)       1,246,141         (467,636)         622,287          249,323          449,072
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


     518,450        2,025,894        4,556,954        2,090,380        2,990,551        3,536,510        3,770,484        7,341,487
     944,497          (25,889)        (409,209)         (55,042)        (318,288)         (66,772)      (1,607,040)        (130,748)

    (100,008)         418,783        2,586,182          589,566          625,968        1,242,428        1,010,165          557,551
        (395)            (101)          (1,627)            (143)          (1,602)            (119)          (2,477)             (18)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------



   1,362,544        2,418,687        6,732,300        2,624,761        3,296,629        4,712,047        3,171,132        7,768,272
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   1,978,979        2,256,094        4,679,828        3,870,902        2,828,993        5,334,334        3,420,455        8,217,344


   2,400,228          144,134        4,186,264          315,362        5,334,334                0        8,217,344                0
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
$  4,379,207     $  2,400,228     $  8,866,092     $  4,186,264     $  8,163,327     $  5,334,334     $ 11,637,799     $  8,217,344
============     ============     ============     ============     ============     ============     ============     ============


* Became available on May 3, 1999




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                             FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT



STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2000 and 1999

                                                                 SUBACCOUNTS
                                                         ---------------------------

                                                            DAVIS          PREMIER
                                                            VALUE          GROWTH
                                                          PORTFOLIO**    PORTFOLIO**
                                                         -----------     -----------
                                                             2000            2000
                                                         -----------     -----------
OPERATIONS
  Net Investment income (loss) ......................    $    (5,571)    $    (7,487)
  Capital gains distributions received ..............         27,163          11,785
  Realized gain (loss) on shares redeemed ...........         (1,215)         (2,232)
  Net change in unrealized gain (loss) on investments          3,870        (275,578)
                                                         -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........................         24,247        (273,512)
                                                         -----------     -----------

ANNUITY PAYMENTS AND
  OTHER OPERATING TRANSFERS
  Contract Owner Net Payments .......................        438,528         243,044
  Surrenders, Withdrawals, and Death Benefits .......      2,297,249       1,342,519
  Net Transfers From (To) Other Subaccounts
    or Fixed Rate Option ............................        567,084         149,772
  Withdrawal Charge .................................            (32)             (3)
                                                         -----------     -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM ANNUITY PAYMENTS
  AND OTHER OPERATING TRANSFERS .....................      3,302,829       1,735,332
                                                         -----------     -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS .............      3,327,076       1,461,820

NET ASSETS
  Beginning of period ...............................              0               0
                                                         -----------     -----------
  End of period .....................................    $ 3,327,076     $ 1,461,820
                                                         ===========     ===========


** Became available May 1, 2000


           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A18 THROUGH A26

                        NOTES TO FINANCIAL STATEMENTS OF
                          THE PRUCO LIFE OF NEW JERSEY
                    FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2000


NOTE 1: GENERAL

     Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey") which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by the Prudential Insurance Company of America ("Prudential"). The assets of the account are segregated from Pruco Life of New Jersey's other assets. Proceeds from the purchases of Discovery Select Variable Annuity contracts ("Discovery Select") and Discovery Choice Variable Annuity contracts, Basic and Enhanced ("Discovery Choice") are invested in the Account. The Discovery Choice Contract is considered Basic and Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are twenty-six subaccounts within the Account, each of which invests in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"), or any of the non-Prudential administered funds shown in Note 3. Investment options vary by contract. See Footnote 4 for the options available to a specific contract.

     The Series Fund is a diversified open-end management investment company, and is managed by Prudential. The Discovery Select and Discovery Choice Variable Annuity subaccounts of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account became available on January 24, 1997 and May 1, 1999, respectively.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

     INVESTMENTS--The investments in shares of the Series Fund or the non-Prudential administered funds are stated at the net asset value of the respective portfolio.

     SECURITY TRANSACTIONS--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

     DISTRIBUTIONS RECEIVED--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund or the non-Prudential administered funds and are recorded on the ex-dividend date.

NOTE 3: INVESTMENT INFORMATION FOR THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

     The net asset value per share for each portfolio of the Series Fund, or the non-Prudential administered funds, the number of shares (rounded) of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 2000 were as follows:

                                                                            SUBACCOUNTS
                                      -----------------------------------------------------------------------------------------

                                        PRUDENTIAL        PRUDENTIAL         PRUDENTIAL        PRUDENTIAL
                                           MONEY          DIVERSIFIED        HIGH YIELD           STOCK            PRUDENTIAL
                                          MARKET              BOND              BOND              INDEX              VALUE
                                         PORTFOLIO         PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):           3,326,670         5,101,836          5,291,407          2,114,927          2,444,937
     Net asset value per share:       $     10.00000    $        11.28     $         6.14     $        38.66     $        20.46
     Cost:                            $   33,266,696    $   56,416,197     $   40,478,914     $   76,956,822     $  153,060,954


                                                                       SUBACCOUNTS (CONTINUED)
                                      -----------------------------------------------------------------------------------------
                                                                                                  AIM V.I.
                                                                                                  GROWTH
                                        PRUDENTIAL        PRUDENTIAL         PRUDENTIAL             AND              AIM V.I.
                                          EQUITY           JENNISON            GLOBAL             INCOME              VALUE
                                        PORTFOLIO         PORTFOLIO          PORTFOLIO             FUND               FUND
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):           2,691,264         4,310,408            618,799            671,322          1,194,511
     Net asset value per share:       $        24.50    $        22.97     $        23.61     $        26.19     $        27.30
     Cost:                            $   80,822,572    $  108,615,004     $   14,846,693     $   15,995,967     $   33,168,757


                                                                       SUBACCOUNTS (CONTINUED)
                                      -----------------------------------------------------------------------------------------
                                                             JANUS                                                     OCC
                                           JANUS             ASPEN              MFS                               ACCUMULATION
                                           ASPEN         INTERNATIONAL        EMERGING             MFS                TRUST
                                          GROWTH            GROWTH             GROWTH            RESEARCH            MANAGED
                                         PORTFOLIO         PORTFOLIO           SERIES             SERIES            PORTFOLIO
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):           1,366,217         1,020,148          1,117,459            479,237            692,538
     Net asset value per share:       $        26.48    $        30.90     $        28.85     $        20.80     $        43.20
     Cost:                            $   37,091,111    $   27,849,856     $   27,621,274     $    8,832,010     $   28,890,941


                                                                       SUBACCOUNTS (CONTINUED)
                                      ------------------------------------------------------------------------------------------
                                            OCC              T.ROWE            T.ROWE                              PRUDENTIAL
                                       ACCUMULATION           PRICE             PRICE             GLOBAL             SMALL
                                           TRUST             EQUITY         INTERNATIONAL      POST-VENTURE      CAPITALIZATION
                                         SMALL CAP           INCOME             STOCK               CAP              STOCK
                                         PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):             381,271           954,017            354,016            378,018            503,607
     Net asset value per share:       $        32.26    $        19.55     $        15.07     $        13.62     $        17.11
     Cost:                            $    9,339,750    $   17,995,849     $    5,402,938     $    5,933,644     $    7,749,771


                                                                       SUBACCOUNTS (CONTINUED)
                                      ------------------------------------------------------------------------------------------
                                                                                                PRUDENTIAL
                                         AMERICAN                            PRUDENTIAL        DIVERSIFIED
                                          CENTURY          FRANKLIN            20/20           CONSERVATIVE          DAVIS
                                         VP VALUE          SMALL CAP           FOCUS              GROWTH             VALUE
                                           FUND              FUND            PORTFOLIO*         PORTFOLIO*         PORTFOLIO**
                                      --------------    --------------     --------------     --------------     --------------
     Number of Shares (rounded):             656,553           419,399            742,796          1,145,453            300,821
     Net asset value per share:       $         6.67    $       21.14      $        10.99     $        10.16     $        11.06
     Cost:                            $    3,929,235    $    9,680,693     $    8,317,897     $   13,227,214     $    3,323,206


                                        SUBACCOUNTS
                                        (CONTINUED)
                                      --------------


                                          PREMIER
                                          GROWTH
                                        PORTFOLIO**
                                      --------------

     Number of Shares (rounded):              45,782
     Net asset value per share:       $        31.93
     Cost:                            $    1,737,398

      * Became available on May 3, 1999

     ** Became available on May 1, 2000

NOTE 4: CONTRACT OWNER UNIT INFORMATION

     Outstanding contract owner units (rounded), unit value and total value of contract owner equity at December 31, 2000 were as follows:

                                                                               SUBACCOUNTS
                                                 -----------------------------------------------------------------------

                                                  PRUDENTIAL     PRUDENTIAL     PRUDENTIAL    PRUDENTIAL
                                                    MONEY        DIVERSIFIED    HIGH YIELD       STOCK       PRUDENTIAL
                                                    MARKET          BOND           BOND          INDEX          VALUE
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........     22,639,187     45,259,883     28,565,345     40,625,059     24,717,539
     Unit Value (DISCOVERY SELECT) ..........    $   1.22545    $   1.27085    $   1.13618    $   2.01096    $   2.02329
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $27,743,192    $57,518,523    $32,455,374    $81,695,369    $50,010,750
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...      5,211,956         27,849         36,223         70,042         10,299
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   1.05533    $   1.08412    $   0.93488    $   0.96694    $   1.22938
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $ 5,500,333    $    30,192    $    33,864    $    67,727    $    12,662
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)          22,034              0              0              0              0
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   1.05162    $   1.08028    $   0.93187    $   0.96361    $   1.22510
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $    23,171    $         0    $         0    $         0    $         0
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $33,266,696    $57,548,715    $32,489,238    $81,763,096    $50,023,412
                                                 ===========    ===========    ===========    ===========    ===========


                                                                         SUBACCOUNTS (CONTINUED)
                                                 -----------------------------------------------------------------------
                                                                                               AIM V.I.
                                                                                                GROWTH
                                                  PRUDENTIAL    PRUDENTIAL     PRUDENTIAL         AND          AIM V.I.
                                                    EQUITY       JENNISON        GLOBAL         INCOME          VALUE
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO        FUND            FUND
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........     36,432,147     43,123,474      7,911,406      9,720,950     18,081,829
     Unit Value (DISCOVERY SELECT) ..........    $   1.80930    $   2.29341    $   1.84646    $   1.80711    $   1.80208
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $65,916,684    $98,899,807    $14,608,095    $17,566,825    $32,584,903
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...         17,638         78,850          1,724          5,248          2,450
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   1.09324    $   0.96042    $   1.01116    $   0.97850    $   0.93510
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $    19,282    $    75,729    $     1,744    $     5,135    $     2,291
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)               0         36,097              0         10,224         24,644
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   1.08949    $   0.95707    $   1.00770    $   0.97504    $   0.93193
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $         0    $    34,547    $         0    $     9,969    $    22,966
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $65,935,966    $99,010,084    $14,609,839    $17,581,929    $32,610,160
                                                 ===========    ===========    ===========    ===========    ===========

                                                                          SUBACCOUNTS (CONTINUED)
                                                 ------------------------------------------------------------------------
                                                                   JANUS                                         OCC
                                                    JANUS          ASPEN           MFS                      ACCUMULATION
                                                    ASPEN      INTERNATIONAL    EMERGING          MFS           TRUST
                                                    GROWTH        GROWTH         GROWTH        RESEARCH        MANAGED
                                                  PORTFOLIO      PORTFOLIO       SERIES         SERIES        PORTFOLIO
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........     18,498,576     14,820,457     15,272,415      5,861,621     19,918,367
     Unit Value (DISCOVERY SELECT) ..........    $   1.95266    $   2.12110    $   2.10566    $   1.69985    $   1.50197
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $36,121,429    $31,435,671    $32,158,513    $ 9,963,876    $29,916,790
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...         43,345         50,042         47,430              0            793
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   0.96738    $   1.21117    $   1.16292    $   1.08013    $   1.06280
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $    41,931    $    60,610    $    55,157    $         0    $       843
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)          14,597         21,778         21,596          3,912              0
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   0.96404    $   1.20698    $   1.15896    $   1.07640    $   1.05914
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $    14,073    $    26,286    $    25,029    $     4,211    $         0
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $36,177,433    $31,522,566    $32,238,700    $ 9,968,087    $29,917,633
                                                 ===========    ===========    ===========    ===========    ===========


                                                                          SUBACCOUNTS (CONTINUED)
                                                 -------------------------------------------------------------------------
                                                     OCC          T.ROWE         T.ROWE                       PRUDENTIAL
                                                 ACCUMULATION      PRICE          PRICE          GLOBAL         SMALL
                                                    TRUST         EQUITY      INTERNATIONAL   POST-VENTURE  CAPITALIZATION
                                                  SMALL CAP       INCOME          STOCK           CAP           STOCK
                                                  PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........      7,859,955     11,413,962      4,135,787      3,551,848      5,540,523
     Unit Value (DISCOVERY SELECT) ..........    $   1.56487    $   1.63398    $   1.28651    $   1.44905    $   1.55006
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $12,299,807    $18,650,186    $ 5,320,731    $ 5,146,805    $ 8,588,143
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...              0            775         13,769          1,273         22,877
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   1.48533    $   1.08661    $   0.97128    $   1.11704    $   1.24898
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $         0    $       842    $    13,374    $     1,422    $    28,572
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)               0              0            939            661              0
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   1.48018    $   1.08280    $   0.96798    $   1.11318    $   1.24466
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $         0    $         0    $       909    $       735    $         0
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $12,299,807    $18,651,028    $ 5,335,014    $ 5,148,962    $ 8,616,715
                                                 ===========    ===========    ===========    ===========    ===========

                                                                          SUBACCOUNTS (CONTINUED)
                                                 -----------------------------------------------------------------------
                                                                                              PRUDENTIAL
                                                   AMERICAN                     PRUDENTIAL    DIVERSIFIED
                                                   CENTURY        FRANKLIN        20/20       CONSERVATIVE      DAVIS
                                                   VP VALUE       SMALL CAP       FOCUS          GROWTH         VALUE
                                                     FUND           FUND        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........      3,271,112      4,980,000      7,425,122     10,776,781      3,277,583
     Unit Value (DISCOVERY SELECT) ..........    $   1.33658    $   1.76141    $   1.09942    $   1.07605    $   0.99182
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity (DISCOVERY SELECT)    $ 4,372,103    $ 8,771,822    $ 8,163,327    $11,596,355    $ 3,250,772
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...          1,428         45,364              0         38,373         69,860
     Unit Value (DISCOVERY CHOICE BASIC) ....    $   1.13626    $   1.04863    $   1.06732    $   1.08004    $   0.99213
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $     1,623    $    47,570    $         0    $    41,444    $    69,310
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)           4,840         44,692              0              0          7,063
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $   1.13250    $   1.04494    $   1.06356    $   1.07631    $   0.99026
                                                 -----------    -----------    -----------    -----------    -----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $     5,481    $    46,700    $         0    $         0    $     6,994
                                                 -----------    -----------    -----------    -----------    -----------
     TOTAL CONTRACT OWNER EQUITY ............    $ 4,379,207    $ 8,866,092    $ 8,163,327    $11,637,799    $ 3,327,076
                                                 ===========    ===========    ===========    ===========    ===========


                                                 SUBACCOUNTS
                                                 (CONTINUED)
                                                 -----------


                                                   PREMIER
                                                   GROWTH
                                                  PORTFOLIO
                                                 -----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY SELECT) .........     1,767,797
     Unit Value (DISCOVERY SELECT) ..........    $  0.79874
                                                 ----------
     Contract Owner Equity (DISCOVERY SELECT)    $1,412,010
                                                 ----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE BASIC) ...        62,336
     Unit Value (DISCOVERY CHOICE BASIC) ....    $  0.79906
                                                 ----------
     Contract Owner Equity
       (DISCOVERY CHOICE BASIC) .............    $   49,810
                                                 ----------
     Contract Owner Units Outstanding
       (rounded) (DISCOVERY CHOICE ENHANCED)              0
     Unit Value (DISCOVERY CHOICE ENHANCED) .    $  0.79742
                                                 ----------
     Contract Owner Equity
       (DISCOVERY CHOICE ENHANCED) ..........    $        0
                                                 ----------
     TOTAL CONTRACT OWNER EQUITY ............    $1,461,820
                                                 ==========

NOTE 5: CHARGES AND EXPENSES

     A. Mortality Risk and Expense Risk Charges

        The mortality risk and expense risk charges, at an effective annual rate of 1.25%, 1.35%, and 1.65% are applied daily against the net assets representing equity of Discovery Select, Discovery Choice Basic, and Discovery Choice Enhanced, contract owners held in each subaccount. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life of New Jersey.

     B. Administration Charges

        The administration charges at an effective annual rate of .15% are applied daily against the net assets representing equity of Discovery Select contract owners held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners.

     C. Withdrawal charge

        A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn.

NOTE 6: TAXES

     Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements.

NOTE 7: UNIT ACTIVITY

     Transactions in units (including transfers among subaccounts) for the periods ended December 31, 2000 and 1999 were as follows:

                                                                             SUBACCOUNTS
                                   -----------------------------------------------------------------------------------------------
                                            PRUDENTIAL                        PRUDENTIAL                        PRUDENTIAL
                                           MONEY MARKET                    DIVERSIFIED BOND                  HIGH YIELD BOND
                                            PORTFOLIO                         PORTFOLIO                         PORTFOLIO
                                   ---------------------------       ---------------------------        --------------------------
                                      2000             1999             2000             1999             2000             1999
                                   ----------       ----------       ----------       ----------        ---------       ----------
Contract Owner Contributions:      87,460,195       33,897,097       10,011,311       25,761,635        7,172,105       11,763,945
Contract Owner Redemptions:       (84,166,706)     (25,634,420)     (10,162,510)      (8,699,635)      (7,102,103)      (7,010,058)


                                                                       SUBACCOUNTS (CONTINUED)
                                   -----------------------------------------------------------------------------------------------
                                            PRUDENTIAL                        PRUDENTIAL                        PRUDENTIAL
                                           STOCK INDEX                          VALUE                             EQUITY
                                            PORTFOLIO                         PORTFOLIO                         PORTFOLIO
                                    --------------------------        --------------------------        --------------------------
                                       2000            1999              2000             1999             2000            1999
                                    ---------       ----------        ---------        ---------        ---------       ----------
Contract Owner Contributions:       7,626,487       18,376,082        3,561,042        7,863,227        6,274,962       15,834,124
Contract Owner Redemptions:        (5,717,662)      (5,079,159)      (6,231,654)      (5,775,217)      (8,434,106)      (5,102,608)


                                                                       SUBACCOUNTS (CONTINUED)
                                   -----------------------------------------------------------------------------------------------
                                           PRUDENTIAL                        PRUDENTIAL                         AIM V.I.
                                            JENNISON                           GLOBAL                          GROWTH AND
                                            PORTFOLIO                         PORTFOLIO                        INCOME FUND
                                   ---------------------------       ---------------------------        --------------------------
                                      2000             1999             2000              1999            2000              1999
                                   ----------       ----------       ----------        ---------        ---------        ---------
Contract Owner Contributions:      14,411,099       24,417,751       21,661,363        3,721,323        2,621,441        3,639,248
Contract Owner Redemptions:        (8,732,059)      (6,437,450)     (19,861,878)        (722,920)      (1,333,087)        (827,759)


                                                                       SUBACCOUNTS (CONTINUED)
                                    ----------------------------------------------------------------------------------------------
                                                                                                               JANUS ASPEN
                                                                             JANUS ASPEN                      INTERNATIONAL
                                         AIM V.I. VALUE                        GROWTH                            GROWTH
                                              FUND                            PORTFOLIO                         PORTFOLIO
                                    --------------------------        --------------------------       ---------------------------
                                       2000             1999             2000             1999            2000             1999
                                    ---------        ---------        ---------        ---------       ----------        ---------
Contract Owner Contributions:       6,491,604        8,587,786        7,895,526        8,238,129       21,840,550        4,827,570
Contract Owner Redemptions:        (2,270,384)      (1,323,432)      (2,714,172)      (1,008,870)     (17,847,672)      (1,418,784)


                                                                       SUBACCOUNTS (CONTINUED)
                                    ----------------------------------------------------------------------------------------------
                                               MFS                               MFS                               OCC
                                         EMERGING GROWTH                      RESEARCH                     ACCUMULATION TRUST
                                             SERIES                            SERIES                           PORTFOLIO
                                    --------------------------        --------------------------        --------------------------
                                       2000             1999             2000             1999             2000             1999
                                    ---------        ---------        ---------        ---------        ---------        ---------
Contract Owner Contributions:       6,339,719        5,128,422        1,225,505        1,681,969        1,917,746        5,334,023
Contract Owner Redemptions:        (2,791,041)      (1,483,651)        (870,837)        (754,038)      (5,287,333)      (3,815,439)


                                                                       SUBACCOUNTS (CONTINUED)
                                    -----------------------------------------------------------------------------------------------
                                         OCC ACCUMULATION                    T. ROWE PRICE                     T. ROWE PRICE
                                          TRUST SMALL CAP                    EQUITY INCOME                  INTERNATIONAL STOCK
                                             PORTFOLIO                         PORTFOLIO                         PORTFOLIO
                                    --------------------------        --------------------------       ---------------------------
                                       2000             1999             2000             1999            2000              1999
                                    ---------        ---------        ---------        ---------       ----------        ---------
Contract Owner Contributions:       1,740,403        2,444,933        2,358,082        3,692,979       17,619,988        1,432,991
Contract Owner Redemptions:        (1,684,797)      (1,452,334)      (2,588,836)      (1,624,397)     (17,062,693)        (463,232)

                                                                 SUBACCOUNTS (CONTINUED)
                                  ------------------------------------------------------------------------------------
                                            GLOBAL                   PRUDENTIAL SMALL                 AMERICAN
                                         POST-VENTURE              CAPITALIZATION STOCK                CENTURY
                                      CAPITAL PORTFOLIO                 PORTFOLIO                   VP VALUE FUND
                                  ------------------------      ------------------------      ------------------------
                                     2000           1999           2000           1999           2000           1999
                                  ---------      ---------      ---------      ---------      ---------      ---------
Contract Owner Contributions:     4,807,184        922,360      2,827,779      4,762,945      1,822,825      2,093,750
Contract Owner Redemptions:      (3,358,094)      (375,563)      (752,392)    (1,788,983)      (637,785)      (124,281)


                                                                 SUBACCOUNTS (CONTINUED)
                                  ------------------------------------------------------------------------------------
                                           FRANKLIN                     PRUDENTIAL                   PRUDENTIAL
                                           SMALL CAP                   20/20 FOCUS            DIVERSIFIED CONSERVATIVE
                                             FUND                       PORTFOLIO*                GROWTH PORTFOLIO*
                                  ------------------------      ------------------------      ------------------------
                                     2000           1999           2000           1999           2000           1999
                                  ---------      ---------      ---------      ---------      ---------      ---------
Contract Owner Contributions:     3,799,667      1,819,593      4,028,725      4,691,336      5,501,914      7,998,404
Contract Owner Redemptions:        (685,444)      (117,111)    (1,130,286)      (164,653)    (2,503,274)      (181,891)


                                                 SUBACCOUNTS (CONTINUED)
                                  ------------------------------------------------------
                                                                        PREMIER
                                          DAVIS VALUE                    GROWTH
                                          PORTFOLIO**                  PORTFOLIO**
                                  ------------------------      ------------------------
                                     2000           1999           2000           1999
                                  ---------      ---------      ---------       --------
Contract Owner Contributions:     3,477,216              0      1,939,665              0
Contract Owner Redemptions:        (122,711)             0       (109,533)             0


 * Became available on May 3, 1999

** Became available on May 1, 2000

NOTE 8: PURCHASES AND SALES OF INVESTMENTS

     The aggregate costs of purchases and proceeds from sales of investments in the Series Fund and the non-Prudential administered funds for the period ended December 31, 2000 were as follows:

                                                           PORTFOLIOS
                        --------------------------------------------------------------------------------
                          PRUDENTIAL       PRUDENTIAL       PRUDENTIAL       PRUDENTIAL
                            MONEY         DIVERSIFIED       HIGH YIELD         STOCK         PRUDENTIAL
                            MARKET            BOND             BOND            INDEX           VALUE
                          PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                        ------------     ------------     ------------     ------------     ------------
     Purchases ..       $ 78,218,107     $  5,861,424     $  4,915,717     $  8,956,306     $  2,132,373
     Sales ......       $(75,315,214)    $ (6,821,349)    $ (5,347,174)    $ (6,024,556)    $ (7,434,780)


                                                      PORTFOLIOS (CONTINUED)
                        --------------------------------------------------------------------------------
                                                                             AIM V.I.
                          PRUDENTIAL      PRUDENTIAL       PRUDENTIAL        GROWTH &         AIM V.I.
                            EQUITY         JENNISON          GLOBAL           INCOME           VALUE
                          PORTFOLIO        PORTFOLIO       PORTFOLIO           FUND             FUND
                        ------------     ------------     ------------     ------------     ------------
     Purchases ..       $  4,272,067     $ 25,751,338     $ 23,691,626     $  4,090,923     $  9,691,314
     Sales ......       $ (8,935,745)    $(10,937,719)    $(19,914,591)    $ (1,578,675)    $ (1,213,116)


                                                      PORTFOLIOS (CONTINUED)
                        ---------------------------------------------------------------------------------
                                          JANUS ASPEN          MFS                               OCC
                         JANUS ASPEN     INTERNATIONAL      EMERGING            MFS         ACCUMULATION
                           GROWTH            GROWTH          GROWTH          RESEARCH       TRUST MANAGED
                          PORTFOLIO        PORTFOLIO        PORTFOLIO         SERIES          PORTFOLIO
                        ------------     ------------     ------------     ------------     -------------
     Purchases ..       $ 14,060,482     $ 30,625,105     $ 11,046,594     $  1,702,138     $  1,553,759
     Sales ......       $ (2,489,256)    $(20,435,231)    $ (2,241,014)    $ (1,158,561)    $ (6,546,466)


                                                      PORTFOLIOS (CONTINUED)
                        ----------------------------------------------------------------------------------
                             OCC         T.ROWE PRICE     T.ROWE PRICE        GLOBAL           SMALL
                        ACCUMULATION        EQUITY        INTERNATIONAL    POST-VENTURE    CAPITALIZATION
                         TRUST SMALL        INCOME            STOCK          CAPITAL           STOCK
                        CAP PORTFOLIO      PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO
                        -------------    ------------     ------------     ------------     ------------
     Purchases ..       $  1,562,616     $  2,030,584     $ 16,306,086     $  6,945,482     $  3,573,686
     Sales ......       $ (1,572,780)    $ (2,624,206)    $(15,691,671)    $ (4,205,183)    $   (614,944)


                                                      PORTFOLIOS (CONTINUED)
                        ----------------------------------------------------------------------------------
                                                           PRUDENTIAL       PRUDENTIAL
                          AMERICAN        FRANKLIN           20/20         DIVERSIFIED
                          CENTURY         SMALL CAP          FOCUS         CONSERVATIVE     DAVIS VALUE
                          VP FUND           FUND           PORTFOLIO          GROWTH         PORTFOLIO
                        -----------      -----------      -----------      -----------      -----------
     Purchases ..       $ 1,973,125      $ 7,618,612      $ 4,476,175      $ 5,160,308      $ 3,369,085
     Sales ......       $  (653,416)     $  (997,928)     $(1,285,265)     $(2,134,173)     $   (81,357)

                        PORTFOLIOS
                        (CONTINUED)
                        ----------
                         ALLIANCE
                          PREMIER
                          GROWTH
                         PORTFOLIO
                        -----------
     Purchases ..       $ 1,860,204
     Sales ......       $  (132,359)

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Contract Owners of the
Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Board of Directors of Pruco Life of New Jersey Insurance Company


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Prudential Money Market Portfolio, Prudential Diversified Bond Portfolio, Prudential High Yield Bond Portfolio, Prudential Stock Index Portfolio, Prudential Value Portfolio, Prudential Equity Portfolio, Prudential Jennison Portfolio, Prudential Global Portfolio, AIM VI Growth and Income Fund, AIM VI Value Fund, Janus Aspen Growth Portfolio, Janus Aspen International Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, OCC Accumulation Trust Managed Portfolio, OCC Accumulation Trust Small Cap Portfolio, T. Rowe Price Equity Income Portfolio,
T. Rowe Price International Stock Portfolio, Global Post-Venture Capital Portfolio, Prudential Small Capitalization Stock Portfolio, American Century VP Value Fund, Franklin Small Cap Fund, Prudential 20/20 Focus Portfolio, Prudential Diversified Conservative Growth Portfolio, Davis Value Portfolio and Premier Growth Portfolio) of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of Pruco Life of New Jersey Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2000 with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
March 30, 2001

                   CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO

                      LIFE INSURANCE COMPANY OF NEW JERSEY

   Pruco Life Insurance Company of New Jersey

   Statements of Financial Position
   December 31, 2000 and 1999 (In Thousands)
   -----------------------------------------------------------------------------

                                                                                   2000              1999
                                                                                ----------       ----------
   ASSETS
   Fixed maturities
      Available for sale, at fair value (amortized cost, 2000: $614,858; and
         1999: $604,223)                                                         $ 612,851        $ 585,271
      Held to maturity, at amortized cost (fair value, 2000: $7,259; and
         1999: $6,938)                                                               7,470            7,470
   Policy loans                                                                    152,111          143,815
   Short-term investments                                                           28,759                -
   Other long-term investments                                                       3,577            2,520
                                                                                ----------       ----------
           Total investments                                                       804,768          739,076
   Cash and cash equivalents                                                        65,237           27,590
   Deferred policy acquisition costs                                               116,653          129,184
   Accrued investment income                                                        13,781           12,492
   Receivables from affiliate                                                       22,265           16,231
   Other assets                                                                        292              474
   Separate Account assets                                                       1,805,584        1,827,484
                                                                                ----------       ----------
   TOTAL ASSETS                                                                 $2,828,580       $2,752,531
                                                                                ==========       ==========

   LIABILITIES AND STOCKHOLDER'S EQUITY
   Liabilities
   Policyholders' account balances                                               $ 434,442        $ 416,492
   Future policy benefits and other policyholder liabilities                       108,218          104,750
   Cash collateral for loaned securities                                            48,309           17,900
   Securities sold under agreements to repurchase                                    9,754                -
   Income taxes payable                                                             29,913           27,829
   Other liabilities                                                                 8,793            7,107
   Separate Account liabilities                                                  1,805,584        1,827,484
                                                                                ----------       ----------
   Total liabilities                                                             2,445,013        2,401,562
                                                                                ----------       ----------
   Contingencies - (See Footnote 11)
   Stockholder's Equity
   Common stock, $5 par value;
         400,000 shares, authorized;
         issued and outstanding at
         December 31, 2000 and 1999                                                  2,000            2,000
   Paid-in-capital                                                                 128,689          125,000
   Retained earnings                                                               253,641          230,057
   Accumulated other comprehensive (loss) income                                     (763)          (6,088)
                                                                                ----------       ----------
   Total stockholder's equity                                                      383,567          350,969
                                                                                ----------       ----------
   TOTAL LIABILITIES AND
       STOCKHOLDER'S EQUITY                                                     $2,828,580       $2,752,531
                                                                                ==========       ==========

                        See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Operations and Comprehensive Income
   Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
   -----------------------------------------------------------------------------------------------------------


                                                               2000              1999              1998
                                                             --------          --------         --------
   REVENUES
   Premiums                                                  $  5,717           $ 6,742         $  7,282
   Policy charges and fee income                               55,231            52,714           53,152
   Net investment income                                       54,524            47,600           47,032
   Realized investment (losses) gains, net                    (1,045)           (5,013)            8,446
   Asset management fees                                        8,467             7,407            5,641
   Other income                                                   331               386              114
                                                             --------          --------         --------

   Total revenues                                             123,225           109,836          121,667
                                                             --------          --------         --------

   BENEFITS AND EXPENSES

   Policyholders' benefits                                     28,201            26,237           30,679
   Interest credited to policyholders' account balances        19,326            18,846           19,038
   General, administrative and other expenses                  39,415            45,065           22,557
                                                             --------          --------         --------

   Total benefits and expenses                                 86,942            90,148           72,274
                                                             --------          --------         --------

   Income from operations before income taxes                  36,283            19,688           49,393
                                                             --------          --------         --------

   Income tax provision                                        12,699             6,891           17,570

   NET INCOME                                                  23,584            12,797           31,823

    Other comprehensive income (loss), net of tax:

      Unrealized gains (losses) on securities, net of
          reclassification adjustment                           5,325            (7,681)          (1,363)
                                                             --------          --------         --------

   TOTAL COMPREHENSIVE INCOME                                $ 28,909          $  5,116         $ 30,460
                                                             ========          ========         ========




                       See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Changes in Stockholder's Equity
   Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
   -----------------------------------------------------------------------------

                                                                                Accumulated
                                                                                   other          Total
                                      Common       Paid-in-       Retained     comprehensive  stockholder's
                                       stock        capital       earnings     income (loss)     equity
                                      ------       --------       --------     ------------   -------------
   Balance, December 31, 1997         $2,000       $125,000       $185,437        $ 2,956       $315,393
      Net income                           -              -         31,823              -         31,823
      Change in net unrealized
        investment (losses) gains,
        net of reclassification
        and taxes                          -              -              -         (1,363)        (1,363)
                                      ------       --------       --------        -------       --------
   Balance, December 31, 1998          2,000        125,000        217,260          1,593        345,853
      Net income                           -              -         12,797              -         12,797
      Change in net unrealized
        investment (losses) gains,
        net of reclassification
        and taxes                          -              -              -         (7,681)        (7,681)
                                      ------       --------       --------        -------       --------
   Balance, December 31, 1999          2,000        125,000        230,057         (6,088)       350,969
      Contribution                                    3,689                                        3,689
      Net income                           -              -         23,584              -         23,584
      Change in net unrealized
        investment (losses) gains,
        net of reclassification
        and taxes                          -              -              -          5,325          5,325
                                      ------       --------       --------        -------       --------
   Balance, December 31, 2000         $2,000       $128,689       $253,641        $  (763)      $383,567
                                      ======       ========       ========        =======       ========




                       See Notes to Financial Statements

   Pruco Life Insurance Company of New Jersey

   Statements of Cash Flows
   Years Ended December 31, 2000, 1999 and 1998 (In Thousands)
   -----------------------------------------------------------------------------

                                                                         2000           1999           1998
                                                                       ---------      ---------    -----------
   CASH FLOWS FROM OPERATING ACTIVITIES:
      Net income                                                       $ 23,584       $  12,797    $    31,823
      Adjustments to reconcile net income to net cash from
       (used in) operating activities:
         Policy charges and fee income                                   (9,881)        (11,399)        (5,180)
         Interest credited to policyholders' account balances            19,326          18,846         19,038
         Realized investment losses (gains), net                          1,045           5,013         (8,446)
         Amortization and other non-cash items                           (9,254)         18,092          2,497
         Change in:
           Future policy benefits and other policyholders' liabilities    3,468          14,918          5,304
           Accrued investment income                                     (1,289)           (283)         1,866
           Policy loans                                                  (8,296)         (4,372)       (12,137)
           Receivable from affiliates                                    (6,034)        (19,723)          (815)
           Deferred policy acquisition costs                             12,531         (15,261)       (12,298)
           Income taxes payable                                           2,084           2,504         (9,826)
           Contribution from parent                                       3,689               -              -
           Other, net                                                     1,868           2,523         (8,954)
                                                                       --------       ---------    -----------
   Cash Flows From Operating Activities                                  32,841          23,655          2,872
                                                                       --------       ---------    -----------
   CASH FLOWS FROM INVESTING ACTIVITIES:
      Proceeds from the sale/maturity of:
         Fixed maturities:
           Available for sale                                           396,117         702,380      1,001,096
      Payments for the purchase of:
         Fixed maturities:
           Available for sale                                          (411,579)       (695,198)    (1,029,988)
           Held to maturity                                                   -          (7,470)             -
      Other long term investments, net                                   (1,058)             99           (854)
      Cash collateral for loaned securities, net                         30,409         (16,524)           761
      Securities sold under agreements to repurchase, net                 9,754         (27,210)        27,210
      Short term investments, net                                       (28,756)         11,040          6,800
                                                                       --------       ---------    -----------
   Cash Flows (Used in) From Investing Activities                        (5,113)        (32,883)         5,025
                                                                       --------       ---------    -----------
   CASH FLOWS FROM FINANCING ACTIVITIES:
      Policyholders' account balances:
         Deposits                                                       170,978         258,417        298,391
         Withdrawals                                                   (161,060)       (264,373)      (298,149)
                                                                       --------       ---------    -----------
   Cash Flows From (Used in) Financing Activities                         9,918          (5,956)           242
                                                                       --------       ---------    -----------
   Net increase (decrease) in Cash and cash equivalents                  37,647         (15,184)         8,139
   Cash and cash equivalents, beginning of year                          27,590          42,774         34,635
                                                                       --------       ---------    -----------
   CASH and CASH EQUIVALENTS, END OF PERIOD                            $ 65,237       $  27,590    $    42,774
                                                                       ========       =========    ===========

   SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid                                                   $ 13,421       $     480      $  27,083
                                                                       ========       =========    ===========



                       See Notes to Financial Statements

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   1.  BUSINESS

   Pruco Life Insurance Company of New Jersey ("the Company") is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. The Company is licensed to sell individual life insurance, variable life insurance, variable annuities, and fixed annuities ("the Contracts") only in the states of New Jersey and New York.

   The Company is a wholly owned subsidiary of Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company organized in 1971 under the laws of the state of Arizona. Pruco Life, in turn, is a wholly owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential is in the process of reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, Prudential's Board of Directors authorized management to take the preliminary steps necessary to permit Prudential to demutualize and become a stock company. On July 1, 1998, legislation was enacted in New Jersey that would permit this demutualization to occur and that specified the process of demutualization. On December 15, 2000, Prudential's Board of Directors unanimously adopted the Plan of Reorganization, which provides the framework under which Prudential will convert from a mutual structure to stock ownership. Demutualization is a complex process involving development of a plan of reorganization, a public hearing, approval by two-thirds of the qualified policyholders who vote on the plan (with at least one million qualified policyholders voting) and review and approval by the New Jersey Commissioner of Banking and Insurance. Prudential is working toward completing this process in 2001. However, there is no certainty that the demutualization will be completed in this time frame or that the necessary approvals will be obtained. It is also possible that after careful review, Prudential could decide not to demutualize or could decide to delay its plans.

   The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual annuities.

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation
   The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company has extensive transactions and relationships with Prudential and other affiliates, as more fully described in Footnote 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. All significant intercompany transactions and balances have been eliminated in consolidation.

   Use of Estimates
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, in particular deferred policy acquisition costs ("DAC") and future policy benefits, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

   Investments
   Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and policyholders' account balances that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income (loss)."

   Policy loans are carried at unpaid principal balances.

   Short-term investments, consisting of highly liquid debt instruments other than those held in "Cash and cash equivalents" with a maturity of twelve months or less when purchased, are carried at amortized cost, which approximates fair value.

   Realized investment (losses) gains, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Cash and cash equivalents
   Includes cash on hand, amounts due from banks, money market instruments, and other debt issues with a maturity of three months or less when purchased.

   Deferred Policy Acquisition Costs
   The costs that vary with and that are related primarily to the production of new insurance and annuity business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and variable field office expenses. Deferred policy acquisition costs are subject to recognition testing at the time of policy issue and recoverability and premium defiency testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive
   (loss) income."

   Policy acquisition costs related to interest-sensitive and variable life products and certain investment-type products are deferred and amortized over the expected life of the contracts (periods ranging from 25 to 30 years) in proportion to estimated gross profits arising principally from investment results, mortality and expense margins, and surrender charges based on historical and anticipated future experience, which is updated periodically. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "General and administrative expenses" in the period such estimated gross profits are revised.

   Prudential and the Company have offered programs under which policyholders, for a selected product or group of products, can exchange an existing policy or contract issued by Prudential or the Company for another form of policy or contract. These transactions are known as internal replacements. If the new policies have terms that are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the life of the new policies. If the terms of the new policies are not substantially similar to those of the former policy, the unamortized DAC on the surrendered policies is immediately charged to expense.

   Securities loaned
   Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

   Non-cash collateral received is not reflected in the consolidated statements of financial position because the debtor typically has the right to redeem the collateral on short notice. Substantially all of the Company's securities loaned are with large brokerage firms.

   Securities sold under agreements to repurchase
   Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

   Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are short-term in nature (usually 30 days or less). Securities loaned are collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

   Separate Account Assets and Liabilities
   Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. The assets consist of common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statements of Operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income".

   Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized Separate Account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

   Insurance Revenue and Expense Recognition
   Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

   Amounts received as payment for interest-sensitive life, individual annuities and guaranteed investment contracts are reported as deposits to "Policyholders' account balances". Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

   Asset Management Fees
   The Company receives asset management fee income from policyholder account balances invested in The Prudential Series Fund ("PSF"), which are a portfolio of mutual fund investments related to the Company's Separate Account products. In addition, the Company receives fees from policyholder account balances invested in funds managed by companies other than Prudential. Asset management fees are recognized as income as earned.

   Derivative Financial Instruments
   Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include swaps, futures, forwards and option contracts and may be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to seek to reduce market risk from changes in interest rates or foreign currency exchange rates and to alter interest rate or currency exposures arising from mismatches between assets and liabilities.

   To qualify for hedge accounting treatment, derivatives must be designated as hedges for existing assets, liabilities, firm commitments or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives is evaluated at the inception of the hedge and throughout the hedge period. All derivatives used by the Company are for other than trading purposes.

   Derivatives held for purposes other than trading are primarily used to seek to reduce exposure to interest rate and foreign currency risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. Additionally, other than trading derivatives are used to change the characteristics of the Company's asset/liability mix as part of the Company's risk management activities.

   See Note 10 for a discussion of the accounting treatment of derivatives that qualify for hedge accounting treatment. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other long-term investments" or "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are included in "Realized investment (losses)gains, net" without considering changes in fair value of the hedged assets or liabilities. Cash flows from other than trading derivatives are reported in the investing activities section in the Consolidated Statements of Cash Flows.

   Notes to Financial Statements

   ----------------------------------------------------------------------------

   2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

   Income Taxes
   The Company is a member of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

   New Accounting Pronouncements

   In September 2000, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - a replacement of FASB Statement No. 125". The Company is currently evaluating the effect of adopting the provisions of SFAS No. 140 relating to transfers and extinguishments of liabilities which are effective for periods occurring after March 31, 2001. The Company has adopted in these financial statements disclosures about collateral and for recognition and reclassification of collateral required under the statement for fiscal years ending after December 15, 2000.

   In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" and, in June 2000, SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities
   - an amendment of FASB Statement No. 133". SFAS No. 133, as amended by SFAS No. 138 (collectively "SFAS No. 133"), requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which may affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

   SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge). Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. The accounting for a fair value hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of an unrecognized firm commitment or an available-for-sale security. Similarly, the accounting for a cash flow hedge described above applies to a derivative designated as a hedge of the foreign currency exposure of a foreign-currency-denominated forecasted transaction. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change.

   The Company adopted SFAS No. 133, as amended, as of January 1, 2001. The adoption of this statement did not have a material impact on the results of operations of the Company. As part of the implementation, the Company reclassified held-to-maturity securities, amounting to approximately $7.5 million at January 1, 2001, to the available-for-sale category. This reclassification resulted in the recognition of a net unrealized loss of approximately $.2 million, net of tax, which was recorded as a component of "Accumulated other comprehensive (loss) income" on the implementation date.

   In December 1999, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin No. 101, " Revenue Recognition in Financial Statements" ("SAB No. 101"). SAB No. 101 provides guidance for revenue recognition and related disclosure in the financial statements. The Company adopted SAB No. 101, and its related interpretations, as of October 1, 2000. The adoption of SAB No. 101 did not have a material effect on the Company's financial position or results of operations.

   Reclassifications
   Certain amounts in the prior years have been reclassified to conform to the current year presentation.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS

   Fixed Maturities
   The following tables provide additional information relating to fixed maturities as of December 31:

                                                                         2000
                                               --------------------------------------------------------
                                                                 Gross          Gross         Estimated
                                               Amortized      Unrealized      Unrealized        Fair
                                                  Cost           Gains          Losses          Value
                                                --------        ------        -------        --------
                                                                    (In Thousands)
      Fixed maturities available for sale
      U.S. Treasury securities and
        obligations of U.S. government
        corporations and agencies               $ 25,050        $  708        $     2        $ 25,756

      Foreign government bonds                    11,181           463              -          11,644

      Corporate securities                       578,627         7,314         10,490         575,451

      Mortgage-backed securities                       -             -              -               -
                                                --------        ------        -------        --------
      Total fixed maturities available for
        sale                                    $614,858        $8,485        $10,492        $612,851
                                                ========        ======        =======        ========


      Fixed maturities held to maturity

      Corporate securities                      $  7,470        $    -        $   211        $  7,259
                                                --------        ------        -------        --------
      Total fixed maturities held to
        maturity                                $  7,470        $    -        $   211        $  7,259
                                                ========        ======        =======        ========

                                                                        1999
                                            --------------------------------------------------------------
                                                                Gross          Gross         Estimated
                                              Amortized      Unrealized      Unrealized         Fair
                                                 Cost           Gains          Losses          Value
                                               --------         ------        -------        --------
                                                                    (In Thousands)
      Fixed maturities available for sale
      U.S. Treasury securities and
        obligations of  U.S. government
        corporations and agencies               $  9,489         $     -        $    63        $  9,426

      Foreign government bonds                     5,000               -             68           4,932

      Corporate Securities                       588,696             681         19,499         569,878

      Mortgage-backed securities                   1,038               -              3           1,035
                                                --------          ------        -------        --------

      Total fixed maturities available for
        sale                                    $604,223         $   681        $19,633       $ 585,271
                                                ========         =======        =======       =========

      Fixed maturities held to maturity
        Corporate securities                    $  7,470         $     -        $   532       $   6,938
                                                --------          ------        -------       ---------

      Total fixed maturities held to
        maturity                                $  7,470         $     -        $   532       $   6,938
                                                ========         =======        =======       =========

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   The amortized cost and estimated fair value of fixed maturities, by contractual maturities at December 31, 2000, is shown below:

                                                         Available for Sale                   Held to Maturity
                                                     ---------------------------        --------------------------
                                                     Amortized    Estimated Fair        Amortized   Estimated Fair
                                                       Cost            Value               Cost         Value
                                                     ---------    --------------        ---------   --------------
                                                          (In Thousands)                     (In Thousands)
   Due in one year or less                           $  24,545      $ 24,476              $    -       $    -

   Due after one year through five years               254,007       254,205               1,000          978

   Due after five years through ten years              254,951       253,493               6,470        6,281

   Due after ten years                                  81,356        80,677                   -            -
                                                     ---------      --------              ------       ------

   Total                                             $ 614,858      $612,851              $7,470       $7,259
                                                     =========      ========              ======       ======

   Actual maturities may differ from contractual maturities because issuers have the right to call or prepay obligations.

   Proceeds from the sale of fixed maturities available for sale during 2000, 1999, and 1998 were $354.4 million, $698.8 million, and $990.7 million, respectively. Gross gains of $2.2 million, $3.5 million, and $8.8 million, and gross losses of $5.2 million, $8.0 million, and $1.8 million were realized on those sales during 2000, 1999, and 1998, respectively. Proceeds from maturities of fixed maturities available for sale during 2000, 1999, and 1998 were $ 41.7 million, $3.6 million, and $10.4 million, respectively. During the years ended December 31, 2000, 1999, and 1998, there were no securities classified as held to maturity that were sold.

   Writedowns for impairments which were deemed to be other than temporary for fixed maturities were $1.3 million, $0 million, and $.6 million for the years 2000, 1999 and 1998, respectively.

   Special Deposits
   Fixed maturities of $.5 million at both December 31, 2000 and 1999 respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

   Investment Income and Investment Gains and Losses

   Net investment income arose from the following sources for the years ended December 31:

                                                              2000        1999        1998
                                                            ---------   ---------   ----------
                                                                     (In Thousands)

      Fixed maturities                                      $  43,972   $  39,538   $   39,478
      Policy loans                                              8,053       7,641        7,350
      Short-term investments & cash equivalents                 5,126       2,516        3,502
      Other                                                     1,300          60         (842)
                                                            ---------   ---------   ----------
      Gross investment income                                  58,451      49,755       49,488
      Less investment expenses                                 (3,927)     (2,155)      (2,456)
                                                            ---------   ---------   ----------
      Net investment income                                 $  54,524   $  47,600   $   47,032
                                                            =========   =========   ==========

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   Realized investment (losses) gains, net, including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:

                                                    2000      1999       1998
                                                 ---------  ---------  --------
                                                         (In Thousands)

      Fixed maturities                           $ (4,324)  $ (4,616)  $  6,360
      Derivatives                                   2,924       (412)     2,076
      Other                                           355         15         10
                                                 --------   --------   --------

      Realized investment (losses) gains, net    $ (1,045)  $ (5,013)  $  8,446
                                                 ========   ========   ========

   Securities Pledged to Creditors

   The Company pledges investment securities it owns to unaffiliated parties through certain transactions including securities lending, securities sold under agreements to repurchase, and futures contracts. At December 31, 2000, the carrying value of fixed maturities available for sale pledged to third parties as reported in the Statements of Financial Position are $57.3 million.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   3.  INVESTMENTS (continued)

   Net Unrealized Investment (Losses) Gains

   Net unrealized investment (losses) gains on fixed maturities available for sale are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income". Changes in these amounts include adjustments to exclude from "Other comprehensive income (loss)" those items that are included as part of "net income" for a period that also had been part of "Other comprehensive income (loss)" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                                        Accumulated other
                                                                                                          comprehensive
                                                                                                           income (loss)
                                                                Deferred                    Deferred      related to net
                                                Unrealized       policy    Policyholders'  income tax       unrealized
                                              gains (losses)  acquisition     Account      (liability)      investment
                                              on investments     costs        Balances       benefit      gains (losses)
                                              --------------  -----------  --------------  -----------  ------------------
  Balance, December 31, 1997                    $   7,252      $ (3,379)     $    849       $ (1,766)        $  2,956
     Net investment gains on investments
       arising during the period                    4,966                                     (1,662)           3,304

     Reclassification adjustment for
       (losses) included in net income             (6,985)                                     2,338           (4,647)

     Impact of net unrealized investment
       (losses) on deferred policy
       acquisition costs                                           (166)                          58             (108)

     Impact of net unrealized investment
       gains on policyholders' account balances                                   138            (50)              88
                                                ---------      --------      --------       --------         --------
  Balance, December 31, 1998                    $   5,233      $ (3,545)     $    987       $ (1,082)        $  1,593
     Net investment (losses) on investments
       arising during the period                  (28,794)                                    10,366          (18,428)

     Reclassification adjustment for gains
       included in net income                       4,610                                     (1,660)           2,950

     Impact of net unrealized investment
       gains on deferred policy acquisition
       costs                                                     14,681                       (5,285)           9,396

     Impact of net unrealized investment
       (losses) on policyholders' account
       balances                                                                (2,499)           900           (1,599)
                                                ---------      --------      --------       --------         --------
  Balance, December 31, 1999                    $ (18,951)     $ 11,136      $ (1,512)      $  3,239         $ (6,088)

     Net investment gains (losses) on
       investments arising during the period       12,620                                     (4,454)           8,166

     Reclassification adjustment for gains
       included in net income                       4,324                                     (1,526)           2,798

     Impact of net unrealized investment
       (losses) on deferred policy acquisition
       costs                                                    (10,161)                       3,658           (6,503)

     Impact of net unrealized investment
       gains on policyholders' account
       balances                                                                 1,350           (486)             864
                                                ---------      --------      --------       --------         --------
  Balance, December 31, 2000                    $  (2,007)     $    975      $   (162)      $    431         $   (763)
                                                =========      ========      ========       ========         ========

   Notes to Financial Statements
   -----------------------------------------------------------------------------

   4.  DEFERRED POLICY ACQUISITION COSTS

   The balance of and changes in deferred policy acquisition costs for the year ended December 31, are as follows:

                                                        2000            1999
                                                     ---------       ----------
                                                           (In Thousands)

       Balance, beginning of year                    $ 129,184       $ 113,923
       Capitalization of commissions, sales
         and issue expenses                             10,638          13,439
       Amortization                                    (13,008)        (12,859)
       Change in unrealized investment losses          (10,161)         14,681
                                                     ---------       ---------

       Balance, end of year                          $ 116,653       $ 129,184
                                                     =========       =========

   5.  POLICYHOLDERS' LIABILITIES

   Future policy benefits and other policyholder liabilities at December 31 are as follows:


                                                      2000                1999
                                                    --------            --------
                                                          (In Thousands)

        Life insurance                              $103,557            $100,686
        Annuities                                      4,661               4,064
                                                    --------            --------
                                                    $108,218            $104,750
                                                    ========            ========

   Life insurance liabilities include reserves for death benefits. Annuity liabilities include reserves for annuities that are in payout status.

   The following table highlights the key assumptions generally utilized in calculating these reserves:

             Product                       Mortality                     Interest Rate           Estimation Method
      ------------------       --------------------------------       -----------------      --------------------------

      Life insurance           Generally rates                          2.5% to 7.5%         Net level premium based
      variable and             guaranteed in calculating                                     on non-forfeiture
      interest-sensitive       cash surrender values                                         interest rate

      Life insurance  -        Best estimate plus a provision                6.75%           Net level premium plus a
      term insurance           for adverse deviation                                         provision for adverse
                                                                                             deviation.

      Individual               Mortality table varies based on         6.25% to 8.75%        Present value of
      annuities                the issue year of the contract.                               expected future
                               Current table (for 1998 & later                               payment based on
                               issues) is the Annuity 2000                                   historical experience
                               Mortality Table with certain
                               modifications

    Policyholders' account balances at December 31, are as follows:

                                                          2000            1999
                                                        --------        --------
                                                              (In Thousands)

          Interest-sensitive life contracts             $332,761        $323,798
          Individual annuities                           101,681          92,694
                                                        --------        --------
                                                        $434,442        $416,492
                                                        ========        ========

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   5.  POLICYHOLDERS' LIABILITIES (continued)

   Policyholders' account balances for interest-sensitive life and individual annuities are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, mortality charges.

   Certain contract provisions that determine the policyholder account balances are as follows:

              Product                           Interest Rate         Withdrawal / Surrender Charges
      ---------------------------------         -------------         -------------------------------

      Interest sensitive life contracts         4.0% to 6.5%          Various up to 10 years


      Individual annuities                      3.0% to 6.0%          0% to 7% for up to 7 years


   6.  REINSURANCE

   The Company participates in reinsurance with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

   Reinsurance amounts included in the Statement of Operations and Comprehensive Income for the year ended December 31 are below.

                                                     2000       1999       1998
                                                    ------     ------     ------
                                                            (In Thousands)

      Reinsurance premiums ceded - affiliated       $ (19)     $ (17)     $ (28)
      Reinsurance premiums ceded - unaffiliated     $(445)     $   0      $   0

      Policyholders' benefits ceded                 $ 110      $   0      $   0

   Reinsurance recoverables, included in "Other assets" in the Company's Statements of Financial Position, at December 31 were as follows:

                                                    2000            1999
                                                   -----            ----
                                                      (In Thousands)

            Life insurance - affiliated            $ 369           $  16
                                                   =====           =====

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   7.  INCOME TAXES

   The components of income taxes for the years ended December 31, are as follows:

                                              2000          1999          1998
                                            --------      --------      --------
                                                       (In Thousands)
         Current tax expense (benefit):
            U.S                             $ 15,365      $  6,769      $ 14,786
            State and local                     --             178           523
                                            --------      --------      --------
          Total                               15,365         6,947        15,309
                                            --------      --------      --------


         Deferred tax expense (benefit):
            U.S                               (3,211)          (54)        2,198
            State and local                      545            (2)           63
                                            --------      --------      --------
            Total                             (2,666)          (56)        2,261
                                            --------      --------      --------

          Total income tax expense          $ 12,699      $  6,891      $ 17,570
                                            ========      ========      ========

   The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:

                                               2000         1999         1998
                                             --------     --------     --------
                                                       (In Thousands)

       Expected federal income tax expense   $ 12,699     $  6,891     $ 17,288
       State and local income taxes               354          115          381
       Dividends received deduction              (843)        (878)        (500)
       Other                                      489          763          401
                                             --------     --------     --------
       Total income tax expense              $ 12,699     $  6,891     $ 17,570
                                             ========     ========     ========

   Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                            2000          1999
                                                           -------       -------
                                                                 (In Thousands)
          Deferred tax assets
             Insurance reserves                            $16,515       $ 9,711
             Net unrealized losses on securities               723         6,823

             Other                                           1,530         2,083
                                                           -------       -------
             Deferred tax assets                           $18,768       $18,617
                                                           -------       -------

          Deferred tax liabilities
             Deferred acquisition costs                     35,437        37,174
             Net investment gains                             --            --
             Other                                           3,601           879
                                                           -------       -------
             Deferred tax liabilities                       39,038        38,053
                                                           -------       -------

          Net deferred tax liability                       $20,270       $19,436
                                                           =======       =======

   Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 2000 and 1999, respectively, the Company and its subsidiaries had no federal or state operating loss carryforwards for tax purposes.

   Notes to Financial Statements

  ------------------------------------------------------------------------------

   7.  INCOME TAXES (continued)

   The Internal Revenue Service (the "Service") has completed all examinations of the consolidated federal income tax returns through 1995. The Service has begun their examination of the 1996 year.

   8.  STATUTORY NET INCOME AND SURPLUS

   Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus determined in accordance with accounting practices prescribed or permitted by the New Jersey Department of Banking and Insurance, to net income and equity determined using GAAP:

                                                                                       2000               1999               1998
                                                                                     --------           --------           --------
                                                                                                     (In Thousands)
              Statutory net income                                                   $ 21,268           $ 20,221           $ 18,704

              Adjustments to reconcile to net income on a GAAP basis:
              Amortization and capitalization of deferred
                acquisition costs                                                      (2,370)               580             12,464
              Deferred premium                                                            252               (314)               534
              Insurance revenues and expenses                                           1,409                983               (808)
              Income taxes                                                              4,633               (139)            (2,973)
              Valuation of investments                                                    280             (3,199)             5,896
              Amortization of IMR                                                        (986)            (2,089)            (2,102)
              Asset management fees                                                    (1,638)            (2,050)              --
              Other, net                                                                  736             (1,196)               108
                                                                                     --------           --------           --------
              GAAP net income                                                        $ 23,584           $ 12,797           $ 31,823
                                                                                     ========           ========           ========


                                                                                              2000                     1999
                                                                                           ---------                ---------
                                                                                                     (In Thousands)
              Statutory surplus                                                            $ 294,313                $ 274,437

              Adjustments to reconcile to equity on a GAAP basis:
              Valuation of investments                                                         9,232                   (9,644)
              Deferred acquisition costs                                                     116,653                  129,184
              Deferred premium                                                                  (907)                  (1,159)
              Insurance liabilities                                                          (19,274)                 (23,889)
              Income Taxes                                                                   (17,034)                 (17,977)
              Asset management fees                                                             --                     (2,050)
              Other, net                                                                         584                    2,067
                                                                                           ---------                ---------
              GAAP stockholder's equity                                                    $ 383,567                $ 350,969
                                                                                           =========                =========

      The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition of an insurance company, for determining its solvency under the New York Insurance Law and for determining whether its financial condition warrants the payment of a dividend to its policyholders. No consideration is given by the Department to financial statements prepared in accordance with GAAP in making such determinations.

      In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. The Company has adopted the Codification guidance effective January 1, 2001, and has estimated the potential effect of the Codification guidance to have a favorable impact of at least $10 million on the Company's surplus position, primarily as a result of the recognition of deferred tax assets.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   9.  FAIR VALUE OF FINANCIAL INSTRUMENTS

   The estimated fair values presented below have been determined using available market information and by applying valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value Estimates fair values may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

   Fixed maturities
   Estimated fair values for fixed maturities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Generally, fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

   Policy loans
   The estimated fair value of policy loans is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayment patterns.

   Investment contracts
   For individual deferred annuities and other deposit liabilities, fair value approximates carrying value.

   Derivative financial instruments
   See note 10 for disclosure of fair value on these instruments.

   The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

                                                                         2000                                      1999
                                                              ------------------------------         -------------------------------
                                                               Carrying           Estimated            Carrying           Estimated
                                                                 Value            Fair Value             Value            Fair Value
                                                              ----------          ----------          ----------          ----------
                                                                                           (In Thousands)
             Financial Assets:
                Fixed maturities:
                    Available for sale                        $  612,851          $  612,851          $  585,271          $  585,271
                    Held to maturity                               7,470               7,259               7,470               6,938
                Policy loans                                     152,111             156,786             143,815             136,990
                Short-term investments                            28,759              28,759                --                  --
                Cash and cash equivalents                         65,237              65,237              27,590              27,590
                Separate Accounts assets                       1,805,584           1,805,584           1,827,484           1,827,484

             Financial Liabilities:
                Investment contracts                          $  102,255          $  102,255          $   93,158          $   93,158
                Cash collateral for loaned
                  securities                                      48,309              48,309              17,900              17,900
                Securities sold under agreements
                  to repurchase                                    9,754               9,754                --                  --

                Separate Accounts liabilities                  1,805,584           1,805,584           1,827,484           1,827,484

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

   Futures

   The Company uses exchange-traded Treasury futures and options to reduce market risk from changes in interest rates, and to manage the duration of assets and the duration of liabilities supported by those assets. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which are determined by the value of designated classes of Treasury securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is based on market quotes.

   Treasury futures move substantially in value as interest rates change and can be used to either modify or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

   If futures meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional and fair value of futures contracts was $3.6 million and $.1 million at December 31, 2000, respectively. The notional and fair value of futures contracts was $46.4 million and $(.6) million at December 31, 1999, respectively.

   Credit Risk

   The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2000, 100% of the notional consisted of interest rate derivatives.

   11.  CONTINGENCIES AND LITIGATION

   Prudential and the Company are subject to legal and regulatory actions in the ordinary course of our businesses, including class actions. Pending legal and regulatory actions include proceedings relating to aspects of our businesses and operations that are specific to the Company and Prudential and that are typical of the businesses in which the Company and Prudential operate. Some of these proceedings have been brought on behalf of various alleged classes of complainants. In certain of these matters, the plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages.

   Beginning in 1995, regulatory authorities and customers brought significant regulatory actions and civil litigation against the Company and Prudential involving individual life insurance sales practices. In 1996, Prudential, on behalf of itself and many of its life insurance subsidiaries including the Company entered into settlement agreements with relevant insurance regulatory authorities and plaintiffs in the principal life insurance sales practices class action lawsuit covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995. Pursuant to the settlements, the companies agreed to various changes to their sales and business practices controls, to a series of fines, and to provide specific forms of relief to eligible class members. Virtually all claims by class members filed in connection with the settlements have been resolved and virtually all aspects of the remediation program have been satisfied. While the approval of the class action settlement is now final, Prudential and the Company remain subject to oversight and review by insurance regulators and other regulatory authorities with respect to its sales practices and the conduct of the remediation program. The U.S. District Court has also retained jurisdiction as to all matters relating to the administration, consummation, enforcement and interpretation of the settlements.

   As of December 31, 2000, Prudential and/or the Company remained a party to approximately 61 individual sales practices actions filed by policyholders who "opted out" of the class action settlement relating to permanent life insurance policies issued in the United States between 1982 and 1995. In addition, there were 48 sales practices actions pending that were filed by policyholders who were members of the class and who failed to "opt out" of the class action settlement. Prudential and the Company believe that those actions are governed by the class settlement release and expect them to be enjoined and/or dismissed. Additional suits may be filed by class members who "opted out" of the class settlements or who failed to "opt out" but nevertheless seek to proceed against Prudential and/or the Company. A number of the plaintiffs in these cases seek large and/or indeterminate amounts,

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   11.  CONTINGENCIES AND LITIGATION (continued)

   including punitive or exemplary damages. Some of these actions are brought on behalf of multiple plaintiffs. It is possible that substantial punitive damages might be awarded in any of these actions and particularly in an action involving multiple plaintiffs.

   Prudential has indemnified the Company for any liabilities incurred in connection with sales practices litigation covering policyholders of individual permanent life insurance policies issued in the United States from 1982 to 1995.

   The balance of the Company's litigation is subject to many uncertainties, and given the complexity and scope, the outcomes cannot be predicted. It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially effected by an ultimate unfavorable resolution of pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters, should not have a material adverse effect on the Company's financial position.

   12.  DIVIDENDS

   The Company is subject to New Jersey law which requires any shareholder dividend or distribution must be filed with the New Jersey Commissioner of Insurance. Cash dividends may only be paid out of earned surplus derived from realized net profits.

   13.  RELATED PARTY TRANSACTIONS

   The Company has extensive transactions and relationships with Prudential and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

   Expense Charges and Allocations
   All of the Company's expenses are allocations or charges from Prudential or other affiliates. These expenses can be grouped into the following categories: general and administrative expenses, retail distribution expenses and asset management fees.

   The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential to process transactions on behalf of the Company. Prudential and the Company operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential.

   The Company is allocated estimated distribution expenses from Prudential's retail agency network for both its domestic life and annuity products. The Company has capitalized the majority of these distribution expenses as deferred policy acquisition costs. Beginning April 1, 2000, Prudential and the Company agreed to revise the estimate of allocated distribution expenses to reflect a market based pricing arrangement.

   In accordance with a profit sharing agreement with Prudential, the Company receives fee income from policyholder account balances invested in the Prudential Series Funds ("PSF"). These revenues are recorded as "Asset management fees" in the Consolidated Statements of Operations and Comprehensive Income. The Company is charged an asset management fee by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") for managing the PSF portfolio. These expenses are a component of general, administrative and other expenses.

   On September 29, 2000, the Board of Directors for the Prudential Series Fund, Inc. ("PSFI") adopted resolutions to terminate the existing management agreement between PSFI and Prudential, and has appointed another subsidiary of Prudential as the fund manager for PSF. The change was approved by the shareholders of the PSFI during early 2001 and effective January 1,2001, the Company will no longer receives fees associated with the PSF. In addition, the Company will no longer incur the asset management expense from PGAM and Jennison associated with the PSF.

   Corporate Owned Life Insurance
   The Company has sold a Corporate Owned Life Insurance ("COLI") policy to Prudential. The cash surrender value included in Separate Accounts was $182.4 million and $199.0 million at December 31, 2000 and December 31, 1999, respectively.

   Notes to Financial Statements

   -----------------------------------------------------------------------------

   13.  RELATED PARTY TRANSACTIONS (continued)

   Reinsurance

   The Company currently has a reinsurance agreement in place with Prudential ("the reinsurer"). The reinsurance agreement is a yearly renewable term agreement in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 2000, 1999, and 1998.

   Debt Agreements
   In July 1998, the Company established a revolving line of credit facility with Prudential Funding LLC, a wholly-owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 2000.

                       Report of Independent Accountants



   To the Board of Directors and Stockholder of Pruco Life Insurance Company of New Jersey

   In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company of New Jersey (an indirect, wholly-owned subsidiary of the Prudential Insurance Company of America) at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   PricewaterhouseCoopers LLP
   New York, New York
   March 13, 2001

                    MANAGEMENT'S DISCUSSION AND ANALYSIS OF
                  FINANCIAL POSITION AND RESULTS OF OPERATIONS


     The following analysis should be read in conjunction with the Notes to Financial Statements.

     The Company markets individual life insurance, variable life insurance, variable annuities, and fixed annuities through Prudential's sales force in New Jersey and New York. These markets are subject to regulatory oversight with particular emphasis placed on company solvency and sales practices. These markets are also subject to increasing competitive pressures as the legal barriers which have historically segregated the markets of the financial services industry have been changed through both legislative and judicial processes. Regulatory changes have opened the insurance industry to competition from other financial institutions, particularly banks and mutual funds, that are positioned to deliver competing investment products through large, stable distribution channels.

     The Company's Results of Operations and Changes in Statements of Financial Position are described below.

1. RESULTS OF OPERATIONS

     Net income for the year ended December 31, 2000 was $23.6 million, an increase of $10.8 million from $12.8 million earned in the year ended December 31, 1999. Revenue increased $13.4 million and expenses decreased $3.2 million. The income tax provision was higher by $5.8 million based on the corresponding increase in net income.

  (a) 2000 versus 1999

     Net investment income increased by $6.9 million, $4.4 million from fixed maturity income and $2.6 million from short term investment income primarily due to a corresponding increase in these asset bases during the period, and higher average investment yields. There were also realized losses of $1.0 million, an improvement of $4.0 million, as a result of gains on forward currency contracts, driven by a rise in the value of the US dollar against other currencies compared to the same period.

     Policy charges and fee income, primarily consisting of expense, mortality, loading and other insurance charges assessed on policyholder account balances, increased by $2.5 million and asset management fees increased by $1.1 million from the prior year. Asset management fees represent investment advisory fees collected from the Prudential Series Funds ("PSF"), a portfolio of mutual fund investments related to the Company's Separate Account products. The increases are primarily related to higher mortality and expense charges and investment advisory fees resulting from the rise in Separate Account balances primarily as a result of sales and exchanges of Discovery Select and growth of the markets in 1999.

     The Exchange Program had provided the contractholders of older Prudential, Pruco Life or Pruco Life of New Jersey annuity products an opportunity to convert to the Discovery Select product. The Exchange Program was terminated in May 2000.

     As is described in Note 13 to the Consolidated Financial Statements, beginning January 1, 2001, the Company will not receive asset management fee revenue or pay asset management charges related to PSF. For the year ending December 31, 2000, $7.9 million of asset management fee revenue was earned from PSF. Asset management expenses charged by Prudential Global Asset Management ("PGAM") and Jennison Associates LLC ("Jennison") to manage the PSF were $3.8 million.

     Policyholders' benefits increased by $2.0 million, primarily due to increases in reserves for extended term policies and annuitizations. Interest credited to policyholder account balances remained relatively flat during the period compared to the prior year.

     General, administrative and other expenses decreased by $5.7 million to $39.4 million at year end December 31, 2000 from $45.1 million at December 31, 1999. Salary expenses are down by $2 million due to lower staff counts and consulting fees are also down by $2 million as the prior year had higher expenses due to Year 2000 systems projects. Distribution expenses (net of capitalization) are $2.2 million less due to change in allocation of these expenses to market based pricing. Amortization of deferred acquisition costs ("DAC") is relatively flat in the two years as annuity DAC amortization increased by $3.2 million due to gross profit emergence on Discovery Select. DAC amortization on life products decreased by $3.1 million due to prior year write-offs of DAC for policies that were rescinded as part of the sales remediation program, as described in the Notes to the Financial Statements.

  (b) 1999 versus 1998

     Policy charges and fee income, decreased by $.5 million to $52.7 million in 1999 from $53.2 million in 1998. The decrease is a result of lower fee income on variable life products due to decreased sales in 1999, offset somewhat by increases in annuity fee income. The annuity income increase reflects the growth in Separate Accounts as a result of the strong equity market and increased sales and exchanges of the Discovery Select annuity product.

     Net investment income increased slightly by $.6 million to $47.6 million for the year ended December 31, 1999 from $47.0 million at year ended December 31, 1998. The General Account investment portfolio, consisting primarily of bonds, decreased from $818.6 million to $766.5 million in 1999 as new cash inflows were primarily invested in Separate Accounts; however the average asset balance in 1999 was slightly higher than in 1998. The yield also remained approximately the same at 6.75% in 1999 versus 6.79% in 1998, therefore the income remained relatively constant between the two years.

     Realized investment losses, net were $5.0 million for the year ended December 31, 1999 compared to realized investment gains, net of $8.4 million for the year ended December 31, 1998. This variance reflects the sale of debt securities in 1999 during a period of rising interest rates.

     Asset management fees increased by $1.8 million to $7.4 million at December 31, 1999 from $5.6 million at December 31, 1998. The increase was due to a $376.5 million increase in Separate Account assets in 1999 as a result of strong equity markets and increased sales and exchanges of the Discovery Select product.

     Policyholder benefits were $26.2 million for the year ended December 31, 1999, a decrease of $4.5 million from $30.7 million for the year ended December 31, 1998. The decrease is related to variable life contracts, as death claims are $3.1 million less and reserve changes are $1.4 million less than last year. The reserve variance is primarily attributable to fewer extended term policies. Annuity policyholder benefits remained the same in the two years.

     Interest credited to policyholder account balances for the year ended December 31, 1999 was $18.8 million, a slight decrease of $.2 million from $19.0 million in 1998. Variable life contracts had approximately the same average policyholder account balance of $245.0 million and an interest credited rate of 4.6% in the two years. Interest credited on annuity products was $7.7 million in both years as the average policyholder balance increased slightly by $3.0 million while the average crediting rate dropped about 20 basis points.

     General, administrative and other expenses, net of capitalization and amortization of DAC, increased $22.5 million to $45.1 million at year end December 31, 1999 from $22.6 million at December 31, 1998. The increase was primarily the result of the implementation of a new expense allocation methodology from Prudential. This new allocation process shifts a greater amount of expenses to products requiring more complex business processes and more transactions, such as variable products which allow policyholders to make changes in their investment portfolio. These allocated expenses include distribution expenses from Prudential's retail agency network. A majority of these distribution expenses have been capitalized by the Company as DAC. In addition, there was an increase over the prior year in DAC amortization of $10.3 million, the majority of which reflects refinements in the gross profit margin used to amortize DAC.

CHANGES IN FINANCIAL POSITION

  2000 versus 1999

     The Company's assets remained at $2.8 billion at December 31, 2000 and 1999, of which $1.8 billion were held in Separate Accounts in the two years to support variable life insurance policies and variable annuity contracts. The remaining assets consisted primarily of General Account investments in bonds, policy loans, short-term investments and DAC. For discussion of investments, see "Investment Portfolio and Investment Strategies" below.

  1999 versus 1998

     The Company had $2.8 billion in assets at December 31, 1999 compared to $2.4 billion at December 31, 1998 of which $1.8 billion and $1.5 billion were held in Separate Accounts in 1999 and 1998, respectively. The remaining assets consisted primarily of General Account investments in bonds, policy loans, short-term investments and DAC.

INVESTMENT PORTFOLIO AND INVESTMENT STRATEGIES

     The Company's investment portfolio supports its insurance and annuity liabilities and other obligations to customers for which it assumes investment related risks. The portfolio was comprised of total investments amounting to $804.8 million at December 31, 2000, versus $739.1 million at December 31, 1999. A diversified portfolio of publicly traded bonds, private placement investments and short term investments is managed under strategies intended to maintain a competitive asset mix consistent with current and anticipated cash flow requirements of the related obligations. The risk tolerance reflects the Company's aggregate capital position, exposure to business risk, liquidity and rating agency considerations.

     The asset management strategy for the portfolio is set in accordance with an investment policy statement developed and coordinated within the Company by the Asset Liability and Risk Management Group, agreed to by senior management, and approved by the Board of Directors. In managing the investment portfolio, the long term objective is to generate favorable investment results through asset-liability management, strategic and tactical asset allocation and asset manager selection. Asset management strategies take into account the need to match asset structure to product liabilities, considering the underlying income and return characteristics of investment alternatives and seeking to closely approximate the interest rate sensitivity of the asset portfolio with the estimated interest rate sensitivity of the product liabilities. Asset management strategies also include broad diversification across asset classes, issuers and sectors; effective utilization of capital while maintaining liquidity believed to be adequate to satisfy cash flow requirements; and achievement of competitive performance. The major categories of invested assets, quality across the portfolio, and recent activities to manage the portfolio are discussed below.

  Fixed Maturities


     The fixed maturity portfolio is diversified across maturities, sectors and issuers. The Company has classified all publicly traded securities as "available for sale" ("AFS"). As of December 31, 2000 and 1999, approximately 96% of privately traded securities, were classified as AFS. The remainder of the privately placed fixed maturities were classified as "held to maturity" or ("HTM"). AFS securities are carried in the Statement of Financial Position at fair value, with unrealized gains and losses (after certain related adjustments) recognized by credits and charges to equity capital. HTM securities are carried at amortized cost, and unrealized gains or losses on these securities are not recognized in the financial statements. Fixed maturities totaled $620.3 million (AFS fair value of $612.8 million and HTM amortized cost of $7.5 million), an increase of $27.6 million compared to December 31, 1999. The change resulted primarily from cash inflows from insurance operations and unrealized gains from a declining interest rate environment.

                                     DECEMBER 31, 2000                        DECEMBER 31, 1999
                           -------------------------------------    -------------------------------------
                                                         NET                                      NET
                           AMORTIZED    ESTIMATED     UNREALIZED    AMORTIZED    ESTIMATED     UNREALIZED
                             COST       FAIR VALUE     (LOSSES)       COST       FAIR VALUE     (LOSSES)
                           ---------    ----------    ----------    ---------    ----------    ----------
                                                           (IN THOUSANDS)
FIXED MATURITIES
Publicly traded..........  $444,423      $442,365      $(2,058)     $430,167      $414,695      $(15,472)
Privately placed.........   177,905       177,745         (160)      181,526       177,514        (4,012)
                           --------      --------      -------      --------      --------      --------
          Total..........  $622,328      $620,110      $(2,218)     $611,693      $592,209      $(19,484)
                           ========      ========      =======      ========      ========      ========

     At December 31, 2000, the net unrealized losses on the AFS fixed maturity portfolio totaled $2.0 million compared to losses of $19.0 million at December 31, 1999. The increase is primarily due to a steadily declining interest rate environment during 2000.

     The Company's holdings of private placement fixed maturities totaled $177.7 million and constituted 29% of total fixed maturities portfolio at December 31, 2000 compared to $177.5 million representing 30% in 1999. These investments generally offer higher yields than comparable quality public market securities and increase the diversification of the portfolio.

     Gross investment income was $44.0 million in 2000 versus $39.5 million in 1999, due to an increase in the average asset base. Realized losses in 2000 of $4.3 million were basically unchanged as compared to 1999 of $4.6 million.

  Credit Quality


     The following table describes the credit quality of the fixed maturity portfolio, based on ratings assigned by the National Association of Insurance Commissioners ("NAIC") or Moody's Corporation, an independent rating agency:



                                              DECEMBER 31, 2000                           DECEMBER 31, 1999
                                   ----------------------------------------    ----------------------------------------
                                                         ESTIMATED                                   ESTIMATED
                                   AMORTIZED               FAIR                AMORTIZED               FAIR
NAIC      STANDARD & POOR'S          COST         %        VALUE        %        COST         %        VALUE        %
----   ------------------------    ---------    -----    ---------    -----    ---------    -----    ---------    -----
                                                                      (IN THOUSANDS)
 1     AAA to AAA-                 $256,136      41.2%   $260,857      42.2%   $224,037      36.7%   $218,163      36.9%
 2     BBB+ to BBB-                 300,867      48.3%    296,664      47.8%    356,235      58.2%    344,246      58.1%
 3     BB+ to BB-                    34,941       5.6%     34,367       5.5%     31,421       5.1%     29,800       5.0%
 4     B+ to B-                      27,312       4.4%     25,434       4.1%          0       0.0%          0       0.0%
 5     CCC or lower                   3,045       0.5%      2,761       0.4%          0       0.0%          0       0.0%
 6     In or near default                27       0.0%         27       0.0%          0                     0       0.0%
                                   --------              --------              --------              --------
       Total                       $622,328     100.0%   $620,110     100.0%   $611,693     100.0%   $592,209     100.0%
                                   ========              ========              ========              ========


     The fixed maturity portfolio consists largely of investment grade assets (rated "1" or "2" by the NAIC). Based on fair value, these investments accounted for 90% of the portfolio at December 31, 2000, which was a decrease from 95% at December 31, 1999. The Company increased its holdings in non investment grade bonds to improve yields.

     We maintain separate monitoring processes for public and private fixed maturities and create watch lists to highlight securities which require special scrutiny and management. Our public fixed maturity asset managers formally review all public fixed maturity holdings on a monthly basis and more frequently when necessary to identify potential credit deterioration whether due to ratings downgrades, unexpected price variances, and/or industry specific concerns. We classify public fixed maturity securities of issuers that have defaulted as loans not in good standing and all other public watch list assets as closely monitored.

     Our private fixed maturity asset managers conduct specific servicing tests on each investment on a quarterly basis to determine whether the investment is in compliance or should be placed on the watch list or assigned an early warning classification. We assign early warning classification to those issuers that have failed a servicing test or experienced a minor covenant default, and we continue to monitor them for improvement or deterioration. We assign closely monitored status to those investments that have been recently restructured or for which restructuring is a possibility due to substantial credit deterioration or material covenant defaults. We classify as not in good standing securities of issuers that are in more severe conditions, for example, bankruptcy or payment default.

                                                             DECEMBER 31, 2000          DECEMBER 31, 1999
                                                          -----------------------    -----------------------
                                                          AMORTIZED                  AMORTIZED
                                                            COST       % OF TOTAL      COST       % OF TOTAL
                                                          ---------    ----------    ---------    ----------
                                                                            (IN THOUSANDS)
Performing..............................................  $616,134        99.0%      $611,693       100.0%
Watch List
  Closely monitored.....................................     6,194         1.0%            --         0.0%
  Not in good standing..................................        --         0.0%            --         0.0%
                                                          --------                   --------
         Total..........................................  $622,328       100.0%      $611,693       100.0%
                                                          ========                   ========

  Portfolio Diversity

     The fixed maturity portfolio is broadly diversified by type and industry of issuer. The greatest industry concentrations within the public portfolio were finance, manufacturing, and utilities. While the greatest concentration within the private portfolio was asset backed securities. The total portfolio is summarized below by issuer category:

                                                                DECEMBER 31, 2000
                                                      -------------------------------------
                                                      AMORTIZED    ESTIMATED        % OF
                                                        COST       FAIR VALUE    FAIR VALUE
                                                      ---------    ----------    ----------
                                                                 (IN THOUSANDS)
United States government securities and
  obligations.......................................  $ 25,050      $ 25,756         4.2%
Mortgage backed securities..........................        --            --         0.0%
Asset backed securities(1)..........................   111,706       110,850        17.9%
Foreign government securities.......................    11,181        11,644         1.9%
Manufacturing.......................................   126,245       124,648        20.1%
Utilities...........................................   120,669       118,484        19.1%
Retail and wholesale................................    39,391        39,750         6.4%
Energy..............................................        --            --          --
Finance.............................................   101,945       104,154        16.8%
Services............................................    58,082        57,256         9.2%
Transportation......................................    28,059        27,568         4.4%
                                                      --------      --------       -----
Total...............................................  $622,328      $620,110       100.0%
                                                      ========      ========       =====

                                                                DECEMBER 31, 1999
                                                      -------------------------------------
                                                      AMORTIZED    ESTIMATED        % OF
                                                        COST       FAIR VALUE    FAIR VALUE
                                                      ---------    ----------    ----------
                                                                 (IN THOUSANDS)
United States government securities and
  obligations.......................................  $  9,489      $  9,424         1.6%
Mortgage backed securities..........................     1,038         1,035         0.2%
Asset backed securities(1)..........................   116,985       114,211        19.3%
Foreign government securities.......................     5,000         4,932         0.8%
Manufacturing.......................................   102,483        97,638        16.5%
Utilities...........................................    98,860        93,991        15.9%
Retail and wholesale................................    41,148        40,337         6.8%
Energy..............................................     5,000         4,965         0.8%
Finance.............................................   119,475       117,371        19.8%
Services............................................    51,403        48,767         8.2%
Transportation......................................    60,812        59,538        10.1%
                                                      --------      --------       -----
Total...............................................  $611,693      $592,209       100.0%
                                                      ========      ========       =====

------------------

(1)The asset backed securities are primarily backed by credit card receivables, home equity loans, trade receivables and auto loans.


     During 2000, there was a reallocation from the Transportation and Finance sectors to a heavier concentration in Government Securities and the Manufacturing and Public Utilities sectors.

  Short-Term Investments

     Short-term investments include highly liquid debt instruments other than those held in "Cash and cash equivalents" with a maturity of twelve months or less when purchased. These securities are carried at amortized cost, which approximates fair value. As of December 31, 2000, the Company's short-term investments totaled $28.8 versus $0 million at December 31, 1999. The increase in short-term investments was primarily due to increased securities lending activity.

2. LIQUIDITY AND CAPITAL RESOURCES

     The Company's liquidity requirements include the payment of sales commissions, other underwriting expenses and the funding of its contractual obligations for the life insurance and annuity contracts it has in-force. The Company has developed and utilizes a cash flow projection system and regularly performs asset/liability duration matching in the management of its asset and liability portfolios. The Company anticipates funding all its cash requirements utilizing cash from operations, normal investment maturities and anticipated calls and repayments or through short term lending from its affiliate Prudential Funding Corporation (refer to Footnote 13 in the Notes to Financial Statements). As of December 31, 2000, the Company's assets included $481 million of cash and cash equivalents, short-term investments and investment grade publicly traded fixed maturity securities that could be liquidated if funds were required.

     In order to continue to market life insurance and annuity products, the Company must meet or exceed the statutory capital and surplus requirements of the insurance departments of the states in which it conducts business. Statutory accounting practices differ from generally accepted accounting principles ("GAAP") in two major respects. First, under statutory accounting practices, the acquisition costs of new business are charged to expense, while under GAAP they are initially deferred and amortized over a period of time. Second, under statutory accounting practices, the required additions to statutory reserves for new business in some cases may initially exceed the statutory revenues attributable to such business. These practices result in a reduction of statutory income and surplus at the time of recording new business.

     Insurance companies are subject to Risk-Based Capital ("RBC") guidelines, monitored by insurance regulatory authorities, that measure the ratio of the Company's statutory surplus with certain adjustments ("Adjusted Capital") to its required capital, based on the risk characteristics of its insurance liabilities and investments. Required capital is determined by statutory formulae that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest rate risks, and general business risks. The RBC calculations are intended to assist regulators in measuring the adequacy of the Company's statutory capitalization.

     The Company considers RBC implications in its asset/liability management strategies. Each year, the Company conducts a thorough review of the adequacy of statutory insurance reserves and other actuarial liabilities. The review is performed to ensure that the Company's statutory reserves are computed in accordance with accepted actuarial standards, reflect all contractual obligations, meet the requirements of state laws and regulations and include adequate provisions for any other actuarial liabilities that need to be established. All significant reserve changes are reviewed by the Board of Directors and are subject to approval by the New Jersey Department of Banking and Insurance (the "Insurance Department"). The Company believes that its statutory capital is adequate for its currently anticipated levels of risk as measured by regulatory guidelines.

     In March 1998 the NAIC adopted the Codification of Statutory Accounting Principles Guidance ("Codification"), which replaces the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting as of January 1, 2001. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in certain areas. Certain of the standards could have an impact on the measurement of statutory capital which, in turn, could affect RBC ratios of insurance companies. The Company has adopted the Codification guidance effective January 1, 2001, and has estimated the potential effect of the Codification guidance to have a favorable impact of at least $10 million on the Company's surplus position, primarily as a result of the recognition of deferred tax assets.

3. REGULATORY ENVIRONMENT

     The Company is subject to the laws of the Insurance Department. A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering the Company's operations for the preceding year and its financial position as of the end of that year. Regulation by the Insurance Department includes periodic examination to verify the accuracy of contract liabilities and reserves. The Company's books and accounts are subject to review by the Insurance Department at all times. A full examination of the Company's operations is conducted periodically by the Insurance Department and under the auspices of the NAIC.

     The Company is subject to regulation under the insurance laws of all jurisdictions in which it operates. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to various matters, including licensing to transact business, overseeing trade practices, licensing agents, approving contract forms, establishing reserve requirements, fixing maximum interest rates on life insurance contract loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. The Company is required to file the Annual Statement with supervisory agencies in each of the jurisdictions in which it does business, and its operations and accounts are subject to examination by these agencies at regular intervals.

     The NAIC has adopted several regulatory initiatives designed to improve the surveillance and financial analysis regarding the solvency of insurance companies in general. These initiatives include the development and implementation of a risk-based capital formula as described in the Liquidity and Capital Resources disclosure. The implementation of these standards has not had an effect upon the Company.

     Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Certain insurance products of the Company are subject to various federal securities laws and regulations. In addition, current and proposed federal measures which may significantly affect the insurance business include regulation of insurance company solvency, employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies and the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

4. EFFECTIVE NEW ACCOUNTING PRONOUNCEMENTS

     Refer to Footnote 2, "Summary of Significant Accounting Policies," of the Notes to Financial Statements.

5. INFORMATION CONCERNING FORWARD-LOOKING STATEMENTS

     Some of the statements contained in Management's Discussion and Analysis, including those words such as "believes", "expects", "intends", "estimates", "assumes", "anticipates" and "seeks", are forward-looking statements. These forward-looking statements involve risk and uncertainties. Actual results may differ materially from those suggested by the forward-looking statements for various reasons. In particular, statements contained in Management's Discussion and Analysis regarding the Company's business strategies involve risks and uncertainties, and we can provide no assurance that we will be able to execute our strategies effectively or achieve our financial and other objectives.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   FINANCIAL STATEMENTS


(1) Financial Statements of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of December 31, 2000; the Statements of Operations for the period ended December 31, 2000; the Statements of Changes in Net Assets for the periods ended December 31, 2000 and December 31, 1999; and the Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2) Statements of Pruco Life of New Jersey (Depositor) consisting of the Statements of Financial Position as of December 31, 2000 and 1999; and the related Statements of Operations of Stockholder's Equity and Cash Flows for the years ended December 31, 2000, 1999 and 1998; and the Notes to the Financial Statements appear in the prospectus (Part B of the Statement of Additional Information).

(b)   EXHIBITS

(1) Resolution of the Board of Directors of Pruco Life Insurance Company of New Jersey establishing the Pruco Life of New Jersey Flexible Premium Variable Annuity Account and the Pruco Life of New Jersey Modified Guaranteed Annuity Account (Note 3)

(2)   Agreements for custody of securities and similar investments--Not
      Applicable.

(3) (a) Form of Distribution Agreement between Prudential Investment Management Services, Inc. "PIMS" (Underwriter) and Pruco Life Insurance Company of New Jersey (Depositor) (Note 7)

      (b) Form of Selected Broker Agreement used by PIMS (Note 7)

(4)   The Prudential DISCOVERY SELECT Contract. (Note 3)

(5)   (a) Application form for the Contract. (Note 4)

(6) (a) Articles of Incorporation of Pruco Life Insurance Company of New Jersey, as amended February 12, 1998. (Note 6)

      (b) By-laws of Pruco Life Insurance Company of New Jersey, as amended August 4, 1999. (Note 2)

(7) Contract of reinsurance in connection with variable annuity contract--Not Applicable.

(8) Other material contracts performed in whole or in part after the date the registration statement is filed:

      (a) Form of Fund Participation Agreement. (Note 4)

(9)   Opinion of Counsel as to legality of the securities being registered.
      (Note 1)


(10) (a) Written consent of PricewaterhouseCoopers LLP, independent accountants. (Note 1)



(10)  (b) Written Consent of Shea & Gardner (Note 1)


(11) All financial statements omitted from Item 23, Financial Statements--Not Applicable.

(12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)  Schedule of Performance Computations. (Note 1)

(14)  Powers of Attorney.

      (a) Ira J. Kleinman, Esther H. Milnes and I. Edward Price (Note 9)


      (b) James J. Avery Jr. (Note 5)

      (c) William J. Eckert, IV (Note 9)

      (d) David R. Odenath, Jr. (Note 9)

      (e) Ronald P. Joelson (Note 10)

----------
(Note 1)  Filed herewith.

(Note 2) Incorporated by reference to Form S-6 Registration No. 333-85117, filed August 13, 1999, on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 3) Incorporated by reference to Form N-4, Registration No. 333-18113, filed December 18, 1996 on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 4) Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 26, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20018, filed April 9, 1998 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 12 to Form S-1, Registration No. 33-20018, filed on or about April 15, 1999 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 7) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, Registration No. 333-18117, filed April 16, 1999, on behalf of the Pruco Life of New Jersey Flexible Premium Variable Annuity Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 13 to Form S-1, Registration No. 33-20018, filed April 12, 2000, on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

(Note 9) Incorporated by reference to Form S-6, Registration No. 333-49334, filed on February 8, 2001 on behalf of the Pruco Life of New Jersey Variable Appreciable Account.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 14 to Form
          S-1, Registration Statement No. 33-20018, filed April 10, 2001 on behalf of the Pruco Life of New Jersey Variable Contract Real Property Account.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

See Part A: Directors and Officers.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
         THE DEPOSITOR OR REGISTRANT

Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), a corporation organized under the laws of New Jersey, is an indirect, wholly-owned subsidiary of The Prudential Insurance Company of America, ("Prudential"), a mutual life insurance company organized under the laws of New Jersey. The subsidiaries of Prudential and short descriptions of each are set forth on the following pages.

Pruco Life of New Jersey may be deemed to control the following separate accounts which are registered as unit investment trusts under the Investment Company Act of 1940: the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Single Premium Variable Life Account, the Pruco Life of New Jersey Single Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (Registrant), the Pruco Life of New Jersey Modified Guaranteed Annuity Account and the Pruco Life of New Jersey Variable Real Property Account (separate accounts of Pruco Life of New Jersey).

The above-referenced separate accounts, along with Prudential and certain of Prudential's separate accounts, hold the majority of the shares of The Prudential Series Fund, Inc., a Maryland corporation. In addition, The Prudential holds all the shares of Prudential's Gibraltar Fund, a Maryland Corporation, in three of its separate accounts. The Prudential Series Fund, Inc. and Prudential's Gibraltar Fund are registered as open-end diversified, management investment companies under the Investment Company Act of 1940. Additionally, the aforementioned separate accounts of Prudential are registered as unit investment trusts under the Investment Company Act of 1940.

In addition, Pruco Life of New Jersey may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Contract Account-11, separate accounts of Prudential, all of which are registered as open-end, diversified, management investment companies under the Investment Company Act of 1940 and with the Prudential Variable Contract Account-24, a registered unit investment trust.

The subsidiaries of Prudential and short descriptions of each are listed under
Item 25 of Post-Effective Amendment No. 41 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed
April   , 2001, the text of which is hereby incorporated.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2001, there were 7,181 owners of qualified contracts and 7,526 owners of nonqualified contracts offered by the Registrant.

ITEM 28. INDEMNIFICATION


The Registrant, in connection with certain affiliates, maintains various insurance coverages under which the underwriter and certain affiliated persons may be insured against liability which may be incurred in such capacity, subject to the terms, conditions and exclusions of the insurance policies.


New Jersey, being the state of organization of Pruco Life Insurance Company of New Jersey ("PLNJ"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of PLNJ's By-law, Article V, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Prudential Investment Management Services LLC (PIMS)


PIMS is distributor for Prudential Government Securities Trust, The Target Portfolio Trust, Cash Accumulation Trust, COMMAND Government Fund, COMMAND Money Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicho1as-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential Balanced Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Emerging Growth Fund, Inc., Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential High Yield Fund, Inc., Prudential Index Series Fund, Prudential MoneyMart Assets Inc., Prudential Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential High Yield Total Return Fund, Inc., Prudential International Bond Fund, Inc., Prudential Institutional Liquidity Portfolio, Inc., The Prudential Investment Portfolios, Inc., Prudential Mid-Cap Value Fund, Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Sector Funds, Inc., Prudential Small-Cap Quantum Fund, Inc., Prudential Small Company Fund, Inc., Prudential Special Money Market Fund, Inc., Prudential Short-Term Corporate Bond Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Funds, Prudential 20/20 Focus Fund, Value Fund, Prudential World Fund, Inc., Strategic Partners Series and Target Funds.



PIMS is also distributor of the following registered investment companies:
Prudential's Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Premier Group Variable Contract Account, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account and The Prudential Qualified Individual Variable Contract Account.


(b) Information concerning the officers and directors of PIMS is set forth below.

                                                                   POSITIONS AND
                              POSITIONS AND OFFICES                OFFICES WITH
NAME (1)                      WITH UNDERWRITER                     REGISTRANT
--------                      ---------------------                -------------
Robert F. Gunia............   President                            None

Stuart A. Abrams ..........   Senior Vice President and Chief      None
                              Compliance Officer

Jean D. Hamilton ..........   Executive Vice President             None

John R. Strangfeld ........   Executive Vice President             None


Francis O. Odubekun .......   Senior Vice President and Chief      None
                              Operating Officer

                                                                   POSITIONS AND
                              POSITIONS AND OFFICES                OFFICES WITH
NAME (1)                      WITH UNDERWRITER                     REGISTRANT
--------                      ---------------------                -------------
William V. Healey .........   Senior Vice President, Secretary
                              and Chief Legal Officer              None

Margaret M. Deverell ......   Vice President, Comptroller and
                              Chief Financial Officer              None

C. Edward Chaplin .........   Treasurer                            None

----------

(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102 unless otherwise noted.

(c)  Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books or other documents required to be maintained by Section 31
(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, 751 Broad Street, Newark, New Jersey 07102-3777.

ITEM 31. MANAGEMENT SERVICES

Summary of any contract not discussed in Part A or Part B of the registration statement under which management-related services are provided to the Registrant--Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e) Pruco Life of New Jersey hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Pruco Life of New Jersey.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph
(b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post-effective amendment to this registration statement, and the Registrant and the Depositor have duly cause this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 19th day of April 2001.


                              THE PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                      (Registrant)

                              BY: PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY (Depositor)

Attest: /s/ CLIFFORD E. KIRSCH                 /s/  ESTHER H. MILNES
---------------------------------             -----------------------
            CLIFFORD E. KIRSCH                      ESTHER H. MILNES
            CHIEF LEGAL OFFICER                     PRESIDENT
            AND SECRETARY

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, represents that this post-effective amendment is filed solely for one or more of the purposes specified in paragraph
(b)(1) of Rule 485 under the Securities Act of 1933, and further represents that no material event requiring disclosure in the prospectus has occurred since the effective date of the most recent post- effective amendment to this registration statement, and the Registrant and the Depositor have duly cause this Registration Statement to be signed on their behalf, in the City of Newark, and State of New Jersey, on this 19 day of April 2001.


        SIGNATURE AND TITLE
        ------------------

            *
----------------------------------------

    ESTHER MILNES                                           Date April 19, 2001
    PRESIDENT AND DIRECTOR


            *
----------------------------------------
    JAMES J. AVERY JR
    CHAIRMAN OF THE BOARD AND DIRECTOR


            *                                         *By:  CLIFFORD E. KIRSCH
----------------------------------------              -------------------------
    WILLIAM J. ECKERT, IV                                    CLIFFORD E. KIRSCH
    VICE PRESIDENT AND CHIEF                                 (ATTORNEY-IN-FACT)
    ACCOUNTING OFFICER (PRINCIPAL
    FINANCIAL OFFICER AND CHIEF
    ACCOUNTING OFFICER






            *
----------------------------------------
    RONALD P. JOELSON
    DIRECTOR


            *
----------------------------------------
    IRA J. KLEINMAN
    DIRECTOR


            *
----------------------------------------
    I. EDWARD PRICE
    DIRECTOR


            *
----------------------------------------
    DAVID R. ODENATH, JR.
    DIRECTOR

                                 EXHIBIT INDEX



EXHIBITS

(9)     Opinion of Counsel
(10)(a) Written Consent of PricewaterhouseCoopers, LLP.
(10)(b) Written Consent of Shea & Gardner
(13)    Schedule of Performance Computations